                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: May 31, 2007
                                                       Estimated average burden
                                                       hours per response: 21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07452

                          AIM Variable Insurance Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1.  Schedule of Investments.

                          AIM V.I. BASIC BALANCED FUND
         Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com              VIBBA-QTR-1 9/06            A I M Advisors, Inc.

AIM V.I. BASIC BALANCED FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-65.04%

ADVERTISING-3.40%

Interpublic Group of Cos., Inc. (The)(a)                141,932     $  1,405,127
--------------------------------------------------------------------------------
Omnicom Group Inc.                                       17,791        1,665,237
================================================================================
                                                                       3,070,364
================================================================================

AEROSPACE & DEFENSE-0.85%

Honeywell International Inc.                             18,900          773,010
================================================================================

ALUMINUM-0.74%

Alcoa Inc.                                               24,000          672,960
================================================================================

APPAREL RETAIL-1.05%

Gap, Inc. (The)                                          50,100          949,395
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.25%

Bank of New York Co., Inc. (The)                         32,000        1,128,320
================================================================================

BREWERS-1.45%

Molson Coors Brewing Co.-Class B                         19,012        1,309,927
================================================================================

BUILDING PRODUCTS-0.70%

American Standard Cos. Inc.                              15,100          633,747
================================================================================

COMPUTER HARDWARE-1.76%

Dell Inc.(a)                                             69,680        1,591,491
================================================================================

CONSTRUCTION MATERIALS-1.85%

Cemex S.A. de C.V.-ADR (Mexico)(a)                       55,478        1,668,778
================================================================================

CONSUMER ELECTRONICS-1.64%

Koninklijke (Royal) Philips Electronics
   N.V.-New York Shares (Netherlands)                    25,600          896,256
--------------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                                   14,517          585,906
================================================================================
                                                                       1,482,162
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.63%

Ceridian Corp.(a)                                        19,157          428,351
--------------------------------------------------------------------------------
First Data Corp.                                         46,400        1,948,800
================================================================================
                                                                       2,377,151
================================================================================

DIVERSIFIED CHEMICALS-0.19%

Dow Chemical Co. (The)                                    4,300          167,614
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.77%

Waste Management, Inc.                                   43,600        1,599,248
================================================================================

FOOD RETAIL-1.65%

Kroger Co. (The)                                         24,582          568,827
================================================================================

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
FOOD RETAIL-(CONTINUED)

Safeway Inc.                                             30,500     $    925,675
================================================================================
                                                                       1,494,502
================================================================================

GENERAL MERCHANDISE STORES-1.93%

Target Corp.                                             31,560        1,743,690
================================================================================

HEALTH CARE DISTRIBUTORS-2.94%

Cardinal Health, Inc.                                    35,808        2,354,018
--------------------------------------------------------------------------------
McKesson Corp.                                            5,762          303,773
================================================================================
                                                                       2,657,791
================================================================================

HEALTH CARE EQUIPMENT-0.97%

Baxter International Inc.                                19,400          881,924
================================================================================

HEALTH CARE FACILITIES-0.80%

HCA, Inc.                                                14,489          722,856
================================================================================

HOTELS, RESORTS & CRUISE LINES-0.19%

Wyndham Worldwide Corp.(a)                                6,147          171,932
================================================================================

INDUSTRIAL CONGLOMERATES-4.20%

General Electric Co.                                     44,297        1,563,684
--------------------------------------------------------------------------------
Tyco International Ltd.                                  79,800        2,233,602
================================================================================
                                                                       3,797,286
================================================================================

INDUSTRIAL MACHINERY-1.12%

Illinois Tool Works Inc.                                 22,600        1,014,740
================================================================================

INSURANCE BROKERS-0.35%

Marsh & McLennan Cos., Inc.                              11,250          316,688
================================================================================

INVESTMENT BANKING & BROKERAGE-3.18%

Merrill Lynch & Co., Inc.                                18,634        1,457,552
--------------------------------------------------------------------------------
Morgan Stanley                                           19,500        1,421,745
================================================================================
                                                                       2,879,297
================================================================================

MANAGED HEALTH CARE-2.61%

UnitedHealth Group Inc.                                  47,903        2,356,828
================================================================================

MOVIES & ENTERTAINMENT-1.57%

Walt Disney Co. (The)                                    46,030        1,422,787
================================================================================

MULTI-LINE INSURANCE-1.29%

Hartford Financial Services Group, Inc.
   (The)                                                 13,400        1,162,450
================================================================================

OIL & GAS DRILLING-1.64%

Transocean Inc.(a)                                       20,200        1,479,246
================================================================================

OIL & GAS EQUIPMENT & SERVICES-3.04%

Halliburton Co.                                          44,600        1,268,870
================================================================================

AIM V.I. BASIC BALANCED FUND

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)

Schlumberger Ltd.                                        23,900     $  1,482,517
================================================================================
                                                                       2,751,387
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.49%

Citigroup Inc.                                           35,600        1,768,252
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     48,868        2,294,841
================================================================================
                                                                       4,063,093
================================================================================

PACKAGED FOODS & MEATS-1.16%

Unilever N.V. (Netherlands)(b)                           42,600        1,046,320
================================================================================

PHARMACEUTICALS-5.33%

Pfizer Inc.                                              54,358        1,541,593
--------------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                               17,961        1,597,476
--------------------------------------------------------------------------------
Wyeth                                                    32,993        1,677,364
================================================================================
                                                                       4,816,433
================================================================================

PROPERTY & CASUALTY INSURANCE-1.49%

ACE Ltd.                                                 24,600        1,346,358
================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.44%

Realogy Corporation(a)                                   17,605          399,281
================================================================================

SYSTEMS SOFTWARE-3.10%

CA Inc.                                                  78,456        1,858,623
--------------------------------------------------------------------------------
Microsoft Corp.                                          34,643          946,793
================================================================================
                                                                       2,805,416
================================================================================

THRIFTS & MORTGAGE FINANCE-2.27%

Fannie Mae                                               36,695        2,051,617
================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $49,472,339)                                              58,806,089
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
BONDS & NOTES-26.47%

AEROSPACE & DEFENSE-0.20%

Systems 2001 Asset Trust LLC (United Kingdom)-
   Series 2001, Class G, Pass Through Ctfs.,
   (INS-MBIA Insurance Corp.) 6.66%, 09/15/13
   (Acquired 02/09/05-10/27/05;
   Cost $186,598)(c)(d)(e)                           $  169,308          178,193
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.44%

Bank of New York Co. Inc. (The), Sr. Unsec.
   Sub. Notes, 4.25%, 09/04/12(e)                        35,000           34,616
--------------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
   Notes, 5.22%, 02/17/07(e)                             90,000           89,853
--------------------------------------------------------------------------------
Janus Capital Group Inc., Sr. Unsec. Notes,
   7.00%, 11/01/06(e)                                    80,000           80,075
--------------------------------------------------------------------------------
Mellon Capital II-Series B, Jr. Gtd. Sub.
   Trust Pfd. Bonds, 8.00%, 01/15/27(e)                 125,000          130,741
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS-(CONTINUED)

Nuveen Investments, Inc., Sr. Unsec. Sub.
   Notes, 5.50%, 09/15/15(e)                         $   65,000     $     63,515
================================================================================
                                                                         398,800
================================================================================

AUTOMOBILE MANUFACTURERS-0.22%

DaimlerChrysler North America Holding
   Corp., Notes, 4.13%, 03/07/07(e)                     200,000          198,802
================================================================================

BROADCASTING & CABLE TV-2.87%

British Sky Broadcasting Group PLC (United
   Kingdom), Unsec. Gtd. Global Notes,
   7.30%, 10/15/06(e)                                   230,000          230,099
--------------------------------------------------------------------------------
CBS Corp., Sr. Unsec. Gtd. Global Notes,
   5.63%, 05/01/07(e)                                   400,000          400,272
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.,
   Sr. Unsec. Global Notes,
   6.00%, 11/01/06(e)                                   630,000          630,195
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   3.13%, 02/01/07(e)                                   215,000          213,252
--------------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
   Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(e)                                   167,000          216,682
--------------------------------------------------------------------------------
   Unsec. Unsub. Global Notes,
   8.38%, 05/01/07(e)                                    50,000           50,818
--------------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%,
   07/15/12(e)                                           60,000           73,096
--------------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%,
   02/15/07 (Acquired 10/03/05-04/27/06;
   Cost $620,684)(c)(e)                                 600,000          604,674
--------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
   Unsec. Deb., 8.38%, 03/15/23(e)                      150,000          171,969
================================================================================
                                                                       2,591,057
================================================================================

CASINOS & GAMING-0.80%

Caesars Entertainment, Inc., Sr. Unsec.
   Notes, 8.50%, 11/15/06(e)                            500,000          502,550
--------------------------------------------------------------------------------
Harrah's Operating Co., Inc., Unsec. Gtd.
   Global Notes, 7.13%, 06/01/07(e)                     215,000          216,924
================================================================================
                                                                         719,474
================================================================================

CONSUMER FINANCE-0.66%

Capital One Capital I, Sub. Floating Rate
   Trust Pfd. Bonds, 7.04%, 02/01/27
   (Acquired 09/16/04-04/12/06; Cost
   $294,885)(c)(e)(f)                                   290,000          292,459
--------------------------------------------------------------------------------
Ford Motor Credit Co., Sr. Unsec. Notes,
   4.95%, 01/15/08(e)                                   310,000          302,520
================================================================================
                                                                         594,979
================================================================================

DIVERSIFIED BANKS-1.50%

Bangkok Bank PCL (Hong Kong), Unsec. Sub.
   Notes, 9.03%, 03/15/29 (Acquired
   04/22/05; Cost $75,121)(c)(e)                         60,000           74,514
--------------------------------------------------------------------------------
BankAmerica Institutional-Series A, Gtd.
   Trust Pfd. Bonds, 8.07%, 12/31/26
   (Acquired 09/26/06; Cost $104,484)(c)(e)             100,000          104,676
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. BASIC BALANCED FUND

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

BankBoston Capital Trust II-Series B, Gtd.
   Trust Pfd. Bonds, 7.75%, 12/15/26(e)              $  125,000     $    130,510
--------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom),
   Floating Rate Global Notes, 4.69%,
   08/08/07 (Acquired 04/06/06; Cost
   $99,481)(c)(e)(g)                                    100,000          100,040
--------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
   Notes, 8.85%, 06/01/27 (Acquired
   05/22/03; Cost $63,272)(c)(e)                         50,000           53,168
--------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
   Unsec. Sub. Floating Rate Euro Notes,
   5.75% (e)(h)(i)                                      130,000          115,988
--------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
   Islands), Gtd. Sub. Second Tier Euro
   Bonds, 8.38% (e)(i)                                   30,000           31,797
--------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
   Rate Euro Deb., 5.63%, 08/29/87(e)(h)                 60,000           49,078
--------------------------------------------------------------------------------
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub. Floating
   Rate Euro Notes, 5.69% (e)(h)(i)                     100,000           88,406
--------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
   8.25%, 11/01/24(e)                                    50,000           62,394
--------------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd.
   Global Notes, 5.51% (e)(i)                            60,000           58,584
--------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
   Second Tier Euro Notes, 8.15% (e)(i)                  90,000           94,125
--------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden), Unsec.
   Sub. Notes, 7.13% (Acquired 07/26/06;
   Cost $251,830)(c)(e)(i)                              250,000          254,327
--------------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating
   Rate Notes, 6.14%, 09/21/07 (Acquired
   12/14/05; Cost $140,000)(c)(e)(f)                    140,000          140,402
================================================================================
                                                                       1,358,009
================================================================================

DIVERSIFIED CHEMICALS-0.09%

Bayer Corp., Bonds, 6.20%, 02/15/08
   (Acquired 08/01/06; Cost $80,562)(c)(e)               80,000           81,102
================================================================================

ELECTRIC UTILITIES-0.61%

Commonwealth Edison Co., Unsec. Notes,
   7.63%, 01/15/07(e)                                   113,000          113,560
--------------------------------------------------------------------------------
FirstEnergy Corp.-Series A, Sr. Unsec.
   Unsub. Global Notes, 5.50%, 11/15/06(e)               55,000           55,001
--------------------------------------------------------------------------------
Indiana Michigan Power Co.-Series C, Sr.
   Unsec. Notes, 6.13%, 12/15/06(e)                      40,000           40,052
--------------------------------------------------------------------------------
Northeast Utilities-Series A, Notes, 8.58%,
   12/01/06(e)                                           33,600           33,725
--------------------------------------------------------------------------------
Portland General Electric Co.-Series 4,
   Sec. First Mortgage Medium Term Notes,
   7.15%, 06/15/07(e)                                    35,000           35,349
--------------------------------------------------------------------------------
Potomac Electric Power Co.-Series A, Medium
   Term Notes, 7.64%, 01/17/07(e)                       100,000          100,515
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Southern Co. Capital Trust I, Gtd. Trust
   Pfd. Notes, 8.19%, 02/01/37(e)                    $  170,000     $    178,104
================================================================================
                                                                         556,306
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.37%

Waste Management, Inc., Unsec. Notes,
   7.00%, 10/15/06(e)                                   335,000          335,127
================================================================================

FOOD RETAIL-0.38%

Safeway Inc.,
   Sr. Unsec. Notes,
   4.80%, 07/16/07(e)                                   230,000          229,000
--------------------------------------------------------------------------------
   7.00%, 09/15/07(e)                                   110,000          111,454
================================================================================
                                                                         340,454
================================================================================

FOREST PRODUCTS-0.09%

Weyerhaeuser Co., Unsec. Unsub. Global
   Notes, 6.13%, 03/15/07(e)                             80,000           80,207
================================================================================

GAS UTILITIES-0.32%

Consolidated Natural Gas Co.-Series B, Sr.
   Unsec. Unsub. Notes, 5.38%, 11/01/06(e)              290,000          289,948
================================================================================

HEALTH CARE DISTRIBUTORS-0.32%

Cardinal Health, Inc., Sr. Unsec. Notes,
   7.30%, 10/15/06(e)                                   285,000          285,140
================================================================================

HEALTH CARE SERVICES-0.41%

Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%,
   10/01/06(e)                                          370,000          370,015
================================================================================

HOME IMPROVEMENT RETAIL-0.07%

Sherwin-Williams Co. (The), Sr. Notes,
   6.85%, 02/01/07(e)                                    65,000           65,281
================================================================================

HOMEBUILDING-0.12%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
   08/15/11(e)                                          100,000          106,841
================================================================================

HOTELS, RESORTS & CRUISE LINES-0.67%

Carnival Corp., Sr. Unsec. Gtd. Global
   Notes, 3.75%, 11/15/07(e)                             21,000           20,637
--------------------------------------------------------------------------------
Hyatt Equities LLC, Notes, 6.88%, 06/15/07
   (Acquired 01/25/06; Cost $190,957)(c)(e)             187,000          188,305
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide Inc.,
   Sr. Gtd. Global Notes, 7.38%, 05/01/07(e)            389,000          394,835
================================================================================
                                                                         603,777
================================================================================

HOUSEWARES & SPECIALTIES-0.02%

Newell Rubbermaid Inc., Unsec. Notes,
   6.00%, 03/15/07(e)                                    15,000           15,027
================================================================================

INDUSTRIAL REIT'S-0.44%

First Industrial L.P., Medium Term Notes,
   7.00%, 12/01/06(e)                                   400,000          400,868
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. BASIC BALANCED FUND

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
INSURANCE BROKERS-0.34%

Aon Corp., Unsec. Notes, 6.95%, 01/15/07(e)          $  180,000     $    180,664
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., Sr. Unsec.
   Global Notes, 5.38%, 03/15/07(e)                     124,000          123,944
================================================================================
                                                                         304,608
================================================================================

INTEGRATED OIL & GAS-0.91%

ConocoPhillips, Unsec. Deb., 7.13%,
   03/15/28(e)                                           65,000           67,881
--------------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
   Sr. Unsec. Yankee Notes,
   7.13%, 11/15/06(e)                                   410,000          410,771
--------------------------------------------------------------------------------
   Yankee Bonds,
   8.90%, 08/15/28(e)                                   325,000          342,875
================================================================================
                                                                         821,527
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.38%

SBC Communications Capital Corp.-Series D,
   Medium Term Notes, 6.68%, 11/28/07(e)                170,000          172,407
--------------------------------------------------------------------------------
TCI Communications Financing III, Gtd.
   Trust Pfd. Bonds, 9.65%, 03/31/27(e)                 275,000          293,826
--------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
   06/01/07(e)                                          300,000          303,906
--------------------------------------------------------------------------------
Verizon Communications Inc.,
   Unsec. Deb.,
   8.75%, 11/01/21(e)                                    65,000           78,118
--------------------------------------------------------------------------------
   7.90%, 02/01/27(e)                                   150,000          156,954
--------------------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%,
   12/01/33(e)                                           90,000           91,618
--------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec.
   Global Deb., 4.63%, 03/15/13(e)                      160,000          149,602
================================================================================
                                                                       1,246,431
================================================================================

INTERNET RETAIL-0.09%

Expedia Inc., Putable Bonds, 7.46%,
   08/15/13 (Acquired 08/16/06; Cost
   $80,000)(c)(e)                                        80,000           84,146
================================================================================

INVESTMENT BANKING & BROKERAGE-0.03%

Jefferies Group, Inc.-Series B, Sr. Unsec.
   Notes, 7.50%, 08/15/07(e)                             30,000           30,507
================================================================================

LEISURE PRODUCTS-0.28%

Brunswick Corp., Unsec. Unsub. Notes,
   6.75%, 12/15/06(e)                                   250,000          250,527
================================================================================

LIFE & HEALTH INSURANCE-0.67%

Prudential Holdings, LLC-Series B, Bonds,
   (INS-Financial Security Assurance Inc.)
   7.25%, 12/18/23 (Acquired
   01/22/04-02/17/06; Cost
   $329,829)(c)(d)(e)                                   280,000          326,603
--------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
   8.00%, 10/30/06(e)                                    20,000           20,034
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-(CONTINUED)

Sun Life Canada (U.S.) Capital Trust, Gtd.
   Trust Pfd. Notes, 8.53%  (Acquired
   02/13/06; Cost $171,666)(c)(e)(i)                 $  160,000     $    169,455
--------------------------------------------------------------------------------
Torchmark Corp., Notes, 6.25%, 12/15/06(e)               90,000           90,107
================================================================================
                                                                         606,199
================================================================================

MANAGED HEALTH CARE-0.22%

Cigna Corp., Unsec. Notes, 7.40%,
   05/15/07(e)                                          200,000          202,216
================================================================================

METAL & GLASS CONTAINERS-0.02%

Pactiv Corp., Unsec. Notes, 8.00%,
   04/15/07(e)                                           20,000           20,266
================================================================================

MOVIES & ENTERTAINMENT-0.87%

News America Holdings Inc., Sr. Unsec. Gtd.
   Deb., 7.75%, 12/01/45(e)                             125,000          139,989
--------------------------------------------------------------------------------
Time Warner Cos., Inc., Notes,
   8.18%, 08/15/07(e)                                   120,000          122,766
--------------------------------------------------------------------------------
   Unsec. Deb.,
   9.15%, 02/01/23(e)                                   155,000          190,295
--------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Global
   Notes, 6.15%, 05/01/07(e)                            330,000          331,211
================================================================================
                                                                         784,261
================================================================================

MULTI-LINE INSURANCE-0.41%

Liberty Mutual Insurance Co., Notes, 8.20%,
   05/04/07 (Acquired 04/13/06; Cost
   $225,799)(c)(e)                                      220,000          223,355
--------------------------------------------------------------------------------
Unitrin Inc., Sr. Unsec. Notes, 5.75%,
   07/01/07(e)                                          150,000          150,234
================================================================================
                                                                         373,589
================================================================================

MULTI-UTILITIES-1.06%

Ameren Corp., Bonds, 4.26%, 05/15/07(e)                 140,000          138,996
--------------------------------------------------------------------------------
Dominion Capital Trust I, Jr. Unsec. Gtd.
   Trust Pfd. Bonds, 7.83%, 12/01/27(e)                 140,000          145,995
--------------------------------------------------------------------------------
Dominion Resources, Inc.-Series G, Sr.
   Notes, 3.66%, 11/15/06(e)                            150,000          149,667
--------------------------------------------------------------------------------
Duke Energy Corp., Notes, 7.00%, 10/15/06(e)            130,000          130,043
--------------------------------------------------------------------------------
Nisource Finance Corp., Sr. Unsec. Gtd.
   Notes, 3.20%, 11/01/06(e)                             70,000           69,866
--------------------------------------------------------------------------------
PSI Energy, Inc., Unsec. Deb., 7.85%,
   10/15/07(e)                                           40,000           40,972
--------------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(e)             40,000           39,809
--------------------------------------------------------------------------------
Virginia Electric and Power Co.-Series A,
   Sr. Unsec. Unsub. Notes, 5.38%,
   02/01/07(e)                                          240,000          239,870
================================================================================
                                                                         955,218
================================================================================

OFFICE REIT'S-0.23%

Spieker Properties, Inc., Unsec. Unsub.
   Notes, 7.13%, 12/01/06(e)                            210,000          210,470
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM V.I. BASIC BALANCED FUND

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-0.46%

Pemex Project Funding Master Trust,
   Sr. Unsec. Gtd. Notes,
   5.75%, 12/15/15 (Acquired 01/26/06;
   Cost $39,556)(c)(e)                               $   40,000     $     39,080
--------------------------------------------------------------------------------
   Unsec. Gtd. Unsub. Global Notes,
   5.75%, 12/15/15(e)                                   125,000          122,125
   8.63%, 02/01/22(e)                                   175,000          210,446
--------------------------------------------------------------------------------
Varco International Inc., Sr. Unsec. Gtd.
   Notes, 7.50%, 02/15/08(e)                             45,000           46,153
================================================================================
                                                                         417,804
================================================================================

OIL & GAS REFINING & MARKETING-0.06%

Western Power Distribution Holdings Ltd.
   (United Kingdom), Unsec. Unsub. Notes,
   7.38%, 12/15/28 (Acquired 01/25/05; Cost
   $56,019)(c)(e)                                        50,000           55,518
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.45%

BankAmerica Capital II-Series 2, Jr. Unsec.
   Sub. Gtd. Trust Pfd. Notes, 8.00%,
   12/15/26(e)                                           80,000           83,639
--------------------------------------------------------------------------------
Countrywide Capital I, Gtd. Trust Pfd.
   Notes, 8.00%, 12/15/26(e)                            100,000          100,537
--------------------------------------------------------------------------------
General Electric Capital Corp., Unsec.
   Floating Rate Putable Deb., 5.08%,
   09/01/07(e)(g)                                        55,000           54,865
--------------------------------------------------------------------------------
Mantis Reef Ltd. (Australia), Notes, 4.69%,
   11/14/08 (Acquired 08/11/06; Cost
   $195,854)(c)(e)                                      200,000          196,806
--------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
   Bonds, 9.87% (Acquired
   06/16/04-07/28/05; Cost
   $356,092)(c)(e)(i)                                   315,000          339,863
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
   Series 1999-2, Class A1,
   Global Bonds,
   9.69%, 08/15/09(e)                                   336,000          355,982
--------------------------------------------------------------------------------
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(e)                                    75,000           75,680
--------------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
   Notes, 4.13%, 03/12/09 (Acquired
   03/04/04; Cost $199,866)(c)(e)                       200,000          184,594
--------------------------------------------------------------------------------
Regional Diversified Funding (Cayman
   Islands), Sr. Notes, 9.25%, 03/15/30
   (Acquired 09/22/04; Cost $169,578)(c)(e)             143,333          163,323
--------------------------------------------------------------------------------
Residential Capital Corp., Sr. Unsec.
   Floating Rate Global Notes, 6.74%,
   06/29/07(e)(f)                                       150,000          150,883
--------------------------------------------------------------------------------
Textron Financial Corp.-Series E, Floating
   Rate Medium Term Notes, 6.99%,
   12/01/07(e)(f)                                       100,000          101,302
--------------------------------------------------------------------------------
Toll Road Investors Partnership II,
   L.P.-Series 2005A, Disc. Bonds,
   (INS-MBIA Insurance Corp.) 5.45%,
   02/15/45 (Acquired 03/11/05-05/03/05;
   Cost $153,647)(c)(d)(e)(j)                         1,309,916          166,492
================================================================================

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Twin Reefs Pass-Through Trust, Floating
   Rate Pass Through Ctfs., 6.33%
   (Acquired 12/07/04-04/03/06; Cost
   $200,332)(c)(e)(g)(i)                             $  200,000     $    200,349
--------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
   Second Tier Euro Bonds, 8.75% (e)(i)                  40,000           42,266
================================================================================
                                                                       2,216,581
================================================================================

PACKAGED FOODS & MEATS-0.50%

General Mills, Inc., Notes, 6.45%,
   10/15/06(e)                                           60,000           60,014
--------------------------------------------------------------------------------
Tyson Foods, Inc., Sr. Unsec. Global Notes,
   7.25%, 10/01/06(e)                                   395,000          395,016
================================================================================
                                                                         455,030
================================================================================

PROPERTY & CASUALTY INSURANCE-1.32%

CNA Financial Corp., Sr. Unsec. Notes,
   6.75%, 11/15/06(e)                                    45,000           45,057
--------------------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd.
   Trust Pfd. Bonds, 8.68%, 02/01/27(e)                 155,000          163,052
--------------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
   Pfd. Notes, 8.50%, 04/15/12(e)                       285,000          304,449
--------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Sub. Deb., 8.00%, 09/15/34
   (Acquired 04/29/05-06/09/05; Cost
   $213,696)(c)(e)                                      200,000          200,304
--------------------------------------------------------------------------------
Oil Insurance Ltd.,
   Notes,
   7.56% (Acquired 06/15/06; Cost
   $360,000)(c)(e)(i)                                   360,000          372,042
--------------------------------------------------------------------------------
   Sr. Unsec. Floating Rate Notes,
   5.53%, 10/06/06 (Acquired 10/12/05; Cost
   $99,250)(c)(e)(g)                                    100,000          100,000
--------------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr.
   Unsec. Notes, 6.75%, 11/15/06(e)                      10,000           10,013
================================================================================
                                                                       1,194,917
================================================================================

PUBLISHING-0.22%

New York Times Co., Medium Term Notes,
   4.63%, 06/25/07(e)                                   200,000          198,884
--------------------------------------------------------------------------------

RAILROADS-0.22%

Burlington Northern Railroad Co.-Series H,
   Bonds, 9.25%, 10/01/06(e)                             80,000           80,008
--------------------------------------------------------------------------------
Union Pacific Corp., Unsec. Notes, 6.70%,
   12/01/06(e)                                          120,000          120,228
================================================================================
                                                                         200,236
================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.07%

Southern Investments UK PLC (United
   Kingdom), Gtd. Trust Pfd. Yankee Notes,
   8.23%, 02/01/27(e)                                    60,000           63,000
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-5

AIM V.I. BASIC BALANCED FUND

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
REGIONAL BANKS-1.32%

Cullen/Frost Capital Trust I, Unsec. Sub.
   Floating Rate Notes, 6.95%,
   03/01/34(e)(f)                                   $   200,000     $    204,462
--------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
   Trust Pfd. Bonds, 5.97%, 06/01/28(e)(f)              100,000           97,313
--------------------------------------------------------------------------------
Popular North America Inc.,
   Series E, Medium Term Notes
   6.13%, 10/15/06(e)                                   125,000          125,012
--------------------------------------------------------------------------------
   Series F, Medium Term Notes
   5.20%, 12/12/07(e)                                   220,000          219,457
--------------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
   06/15/14(e)                                           60,000           59,005
--------------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
   9.63%, 05/15/12(e)                                   430,000          492,651
================================================================================
                                                                       1,197,900
================================================================================

REINSURANCE-0.32%

Reinsurance Group of America, Inc., Jr.
   Unsec. Sub. Deb., 6.75%, 12/15/65(e)                 100,000           97,454
--------------------------------------------------------------------------------
Stingray Pass-Through Trust, Pass Through
   Ctfs., 5.90%, 01/12/15 (Acquired
   01/07/05-11/03/05; Cost $196,920)(c)(e)              200,000          188,000
================================================================================
                                                                         285,454
================================================================================

RETAIL REIT'S-0.16%

Developers Diversified Realty Corp., Sr.
   Medium Term Notes, 7.00%, 03/19/07(e)                140,000          140,931
================================================================================

SOVEREIGN DEBT-0.09%

Russian Federation (Russia)-REGS, Unsec.
   Unsub. Euro Bonds, 10.00%, 06/26/07
   (Acquired 05/14/04-05/18/04; Cost
   $90,094)(c)(e)                                        80,000           82,752
================================================================================

SPECIALIZED CONSUMER SERVICES-0.10%

Block Financial Corp., Sr. Unsec. Gtd.
   Unsub. Notes, 8.50%, 04/15/07(e)                      91,000           92,412
================================================================================

SPECIALIZED REIT'S-0.33%

Health Care Property Investors, Inc.,
   Floating Rate Medium Term Notes,
   5.84%, 09/15/08(e)(f)                                 90,000           90,046
--------------------------------------------------------------------------------
   Sr. Medium Term Notes,
   6.30%, 09/15/16(e)                                   110,000          110,883
--------------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
   05/15/15(e)                                          100,000           99,226
================================================================================
                                                                         300,155
================================================================================

SPECIALTY CHEMICALS-0.37%

ICI North America, Unsec. Gtd. Deb., 8.88%,
   11/15/06(e)                                          331,000          332,135
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-0.42%

Countrywide Home Loans, Inc.-Series E, Gtd.
   Medium Term Notes, 6.94%, 07/16/07(e)            $   100,000     $    101,153
--------------------------------------------------------------------------------
Dime Capital Trust I-Series A, Gtd. Trust
   Pfd. Notes, 9.33%, 05/06/27(e)                        65,000           69,210
--------------------------------------------------------------------------------
Great Western Financial Trust II-Series A,
   Jr. Sub. Gtd. Trust Pfd. Notes, 8.21%,
   02/01/27(e)                                           77,000           80,684
--------------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
   Pfd. Notes, 9.10%, 06/01/27(e)                        60,000           63,846
--------------------------------------------------------------------------------
Washington Mutual Capital I, Gtd. Sub.
   Trust Pfd. Notes, 8.38%, 06/01/27(e)                  60,000           63,188
================================================================================
                                                                         378,081
================================================================================

TOBACCO-0.35%

Altria Group, Inc., Unsec. Notes, 7.20%,
   02/01/07(e)                                          311,000          312,546
================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.22%

GATX Financial Corp.,
   Sr. Notes, 7.75%, 12/01/06(e)                        100,000          100,325
--------------------------------------------------------------------------------
   Series D,
   Medium Term Notes,
   6.88%, 12/15/06(e)                                   100,000          100,235
================================================================================
                                                                         200,560
================================================================================

TRUCKING-0.19%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
   8.25%, 12/01/08(e)                                   100,000          104,429
--------------------------------------------------------------------------------
Ryder System, Inc.-Series 16, Sr. Medium
   Term Notes, 6.46%, 10/18/06(e)                        70,000           70,022
================================================================================
                                                                         174,451
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.19%

Sprint Nextel Corp., Deb., 9.25%,
   04/15/22(e)                                          140,000          171,739
================================================================================
      Total Bonds & Notes
         (Cost $24,031,350)                                           23,930,458
================================================================================

U.S. MORTGAGE-BACKED SECURITIES-14.73%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-5.87%

Pass Through Ctfs.,
   7.00%, 06/01/15 to 06/01/32(e)                        45,285           46,614
--------------------------------------------------------------------------------
   6.00%, 04/01/16 to 11/01/33(e)                       558,745          563,914
--------------------------------------------------------------------------------
   5.50%, 10/01/18(e)                                   237,883          238,337
--------------------------------------------------------------------------------
   7.50%, 11/01/30 to 05/01/31(e)                        29,249           30,323
--------------------------------------------------------------------------------
   6.50%, 05/01/32 to 08/01/32(e)                        36,171           36,996
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   4.50%, 10/01/21(e)(k)                                300,000          289,031
--------------------------------------------------------------------------------
   5.00%, 10/01/21 to 10/01/36(e)(k)                  1,198,880        1,158,306
--------------------------------------------------------------------------------
   5.50%, 10/01/36(e)(k)                              2,472,702        2,438,702
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-6

AIM V.I. BASIC BALANCED FUND

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

   6.00%, 10/01/36(e)(k)                            $   500,000     $    502,656
================================================================================
                                                                       5,304,879
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-7.91%

Pass Through Ctfs.,
   6.50%, 04/01/14 to 10/01/35(e)                       532,749          545,137
--------------------------------------------------------------------------------
   7.50%, 11/01/15(e)                                     4,038            4,181
--------------------------------------------------------------------------------
   7.00%, 02/01/16 to 09/01/32(e)                        80,510           82,853
--------------------------------------------------------------------------------
   6.00%, 01/01/17(e)                                     5,792            5,884
--------------------------------------------------------------------------------
   6.00%, 05/01/17(e)                                    96,964(l)        98,504
--------------------------------------------------------------------------------
   5.00%, 04/01/18(e)                                   260,804          257,068
--------------------------------------------------------------------------------
   4.50%, 11/01/18(e)                                   104,099          100,780
--------------------------------------------------------------------------------
   8.00%, 08/01/21 to 12/01/23(e)                        29,674           31,262
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   5.00%, 10/01/21(e)(k)                                866,270          851,381
--------------------------------------------------------------------------------
   5.50%, 10/01/21 to 10/01/36(e)(k)                  3,762,840        3,729,320
--------------------------------------------------------------------------------
   6.00%, 10/01/36(e)(k)                              1,159,650        1,165,086
--------------------------------------------------------------------------------
   6.50%, 10/01/36(e)(k)                                273,803          278,851
================================================================================
                                                                       7,150,307
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-0.95%

Pass Through Ctfs.,
   7.50%, 06/15/23 to 10/15/31(e)                        40,718           42,396
--------------------------------------------------------------------------------
   8.50%, 11/15/24(e)                                    92,071           99,482
--------------------------------------------------------------------------------
   8.00%, 08/15/25(e)                                    13,579           14,383
--------------------------------------------------------------------------------
   6.50%, 03/15/29 to 12/15/33(e)                       137,962          141,760
--------------------------------------------------------------------------------
   6.00%, 09/15/31 to 05/15/33(e)                       331,633          336,414
--------------------------------------------------------------------------------
   7.00%, 09/15/31(e)                                     6,083            6,285
--------------------------------------------------------------------------------
   5.50%, 12/15/33 to 02/15/34(e)                       224,977          223,750
================================================================================
                                                                         864,470
================================================================================
      Total U.S. Mortgage-Backed Securities
         (Cost $13,321,136)                                           13,319,656
================================================================================

ASSET-BACKED SECURITIES-1.32%

COLLATERALIZED MORTGAGE OBLIGATIONS-0.13%

Federal Home Loan Bank (FHLB)-Series
   TQ-2015, Class A, Pass Through Ctfs.,
   5.07%, 10/20/15(e)                                   121,247          120,438
================================================================================

MULTI-SECTOR HOLDINGS-0.11%

Longport Funding Ltd.-Series 2005-2A, Class
   A1J, Floating Rate Bonds, 5.97%,
   02/03/40 (Acquired 03/31/05; Cost
   $100,000)(c)(f)(m)                                   100,000          100,000
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.97%

Citicorp Lease Pass-Through Trust-Series
   1999-1, Class A2, Pass Through Ctfs.,
   8.04%, 12/15/19 (Acquired
   06/01/00-01/26/06; Cost $364,942)(c)(e)              325,000          386,192
================================================================================


                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

LILACS Repackaging 2005-I-Series A, Sec.
   Notes, 5.14%, 01/15/64 (Acquired
   07/14/05; Cost $500,000)(c)(m)                   $   500,000     $    488,580
================================================================================
                                                                         874,772
================================================================================

PROPERTY & CASUALTY INSURANCE-0.11%

North Front Pass-Through Trust, Bonds,
   5.81%, 12/15/24 (Acquired 12/08/04; Cost
   $100,000)(c)(e)                                      100,000           98,688
================================================================================
     Total Asset-Backed Securities
        (Cost $1,183,184)                                              1,193,898
================================================================================

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS-1.14%

LIFE & HEALTH INSURANCE-0.11%

Aegon N.V.6.38% Pfd. (Netherlands)                        4,100          103,689
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.56%

Auction Pass-Through Trust-Series 2001-4,
   Class A 5.97% Floating Rate Pfd.
   (Acquired 07/26/06; Cost
   $500,583)(c)(f)(m)(n)                                      2          505,500
================================================================================

THRIFTS & MORTGAGE FINANCE-0.33%

Fannie Mae,
   Series J,
   4.72% Floating Rate Pfd. (o)                           2,950          147,353
--------------------------------------------------------------------------------
   Series K,
   5.40% Floating Rate Pfd. (o)                           2,950          148,237
================================================================================
                                                                         295,590
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.14%

Telephone & Data Systems, Inc.-Series A
   7.60% Pfd.                                             5,000          125,050
================================================================================
      Total Preferred Stocks
         (Cost $1,028,126)                                             1,029,829
================================================================================

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-0.94%

Chicago (City of), Illinois O'Hare
   International Airport; Series 2004 E,
   Refunding Taxable General Airport Third
   Lien RB,
   (INS-MBIA Insurance Corp.)
   3.88%, 01/01/08 (d)(e)                           $   250,000          246,562
--------------------------------------------------------------------------------
Detroit (City of), Michigan;
   Series 2005 A-1,
   Taxable Capital Improvement Limited Tax GO
   (INS-Ambac Assurance Corp.),
   4.96%, 04/01/20(d)(e)                                 65,000           61,225
--------------------------------------------------------------------------------
   Series 2005,
   Taxable COP (INS-Financial Guaranty
   Insurance Co.) 4.95%, 06/15/25(d)(e)                  80,000           73,900
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-7

AIM V.I. BASIC BALANCED FUND

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
   Improvement Bond Bank; Series 2005 A, Taxable
   RB, 4.87%, 07/15/16(e)                           $    50,000     $     48,298
--------------------------------------------------------------------------------
   5.22%, 07/15/20(e)                                    50,000           48,939
--------------------------------------------------------------------------------
   5.28%, 01/15/22(e)                                    25,000           24,375
--------------------------------------------------------------------------------
Industry (City of), California Urban
   Development Agency (Project 3); Series
   2003, Taxable Allocation RB,
(INS-MBIA Insurance Corp.) 6.10%, 05/01/24 (d)(e)       125,000          128,437
--------------------------------------------------------------------------------
New Hampshire (State of); Series 2005 B,
   Taxable Unlimited Tax GO,
4.65%, 05/15/15 (e)                                     100,000           96,750
--------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
   Corp.;
   Series 2004, Taxable Rental Car Facility
   Charge RB (INS-Financial Guaranty Insurance
   Co.), 3.69%, 07/01/07(d)(e)                           50,000           49,437
--------------------------------------------------------------------------------
   4.21%, 07/01/08(d)(e)                                 75,000           73,859
================================================================================
      Total Municipal Obligations
         (Cost $872,964)                                                 851,782
================================================================================

U.S. TREASURY SECURITIES-0.27%

U.S. TREASURY NOTES-0.27%

   3.00%, 12/31/06(e)
   (Cost $248,641)                                      250,000          248,730
================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.22%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.22%

Unsec. Floating Rate Global Notes, 5.46%,
   02/17/09(e)(g)
   (Cost $200,000)                                      200,000          194,628
================================================================================

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-1.61%

Liquid Assets Portfolio-Institutional Class (p)         725,652          725,652
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (p)               725,652          725,652
--------------------------------------------------------------------------------
      Total Money Market Funds
         (Cost $1,451,304)                                             1,451,304
================================================================================
TOTAL INVESTMENTS-111.74%
   (Cost $91,809,044)                                                101,026,374
================================================================================
OTHER ASSETS LESS LIABILITIES-(11.74)%                               (10,611,532)
================================================================================
NET ASSETS-100.00%                                                  $ 90,414,842
================================================================================

Investment Abbreviations:

ADR    -- American Depositary Receipt
CARS   -- Convertible Auction Rate Security
COP    -- Certificates of Participation
Ctfs.  -- Certificates
Deb.   -- Debentures
Disc.  -- Discounted
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
LILACS -- Life Insurance and Life Annuities Backed Charitable Securities
Pfd.   -- Preferred
RB     -- Revenue Bonds
REGS   -- Regulation S
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $2,643,796, which represented 2.92% of the Fund's Net Assets. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $6,743,502, which represented 7.46% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2006 was $39,150,572, which represented 43.30% of the Fund's Net Assets. See Note 1A.

(f) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2006.

(g) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2006.

(h) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2006.

(i)  Perpetual bond with no specified maturity date.

(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(k) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(l) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(m) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2006 was $1,094,080, which represented 1.21% of the Fund's Net Assets.

(n) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2006 represented 0.56% of the Fund's Net Assets. See Note 1A.

(o) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on September 30, 2006.

(p) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-8

AIM V.I. BASIC BALANCED FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

               Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM V.I. BASIC BALANCED FUND

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

               Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's

AIM V.I. BASIC BALANCED FUND
          obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

     E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

     F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     H. COVERED CALL OPTIONS - The Fund may write call options.. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM V.I. BASIC BALANCED FUND

     I. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

     J. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2006.

                                                                      CHANGE IN
                                                                     UNREALIZED                             REALIZED
                            VALUE      PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                      12/31/05      AT COST      FROM SALES    (DEPRECIATION)    09/30/06     INCOME     (LOSS)
--------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio-
   Institutional Class   $  850,068   $11,918,065   $(12,042,481)        $--        $  725,652    $40,525      $--
--------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
   Institutional Class           --     4,491,876     (3,766,224)         --           725,652     14,172       --
--------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
   Institutional Class      850,068     8,195,310     (9,045,378)         --                --     26,495       --
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN
   AFFILIATES            $1,700,136   $24,605,251   $(24,854,083)        $--        $1,451,304    $81,192      $--
====================================================================================================================

AIM V.I. BASIC BALANCED FUND

     NOTE 3 -- FUTURES CONTRACTS

     On September 30, 2006, $96,964 principal amount of U.S. Mortgage-Backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                        OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------
                                                                             UNREALIZED
                                  NUMBER OF      MONTH/         VALUE       APPRECIATION
            CONTRACT              CONTRACTS    COMMITMENT      09/30/06    (DEPRECIATION)
-----------------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading           13      Dec-06/Long    $ 3,076,613      $(31,090)
-----------------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading            4      Mar-07/Long        948,250        (5,683)
-----------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes            10      Dec-06/Long      2,045,000         5,382
-----------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes             3      Dec-06/Long        316,547          (898)
-----------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes           35      Dec-06/Long      3,782,188        37,326
-----------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds            8      Dec-06/Long        899,250        17,793
-----------------------------------------------------------------------------------------
                                                             $11,067,848      $ 22,830
-----------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes             9      Dec-06/Short   $  (949,641)     $ (6,140)
-----------------------------------------------------------------------------------------
   Total open futures contracts                              $10,118,207      $ 16,690
=========================================================================================

     NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                    CALL OPTION CONTRACTS   PUT OPTION CONTRACTS
                                    ---------------------   --------------------
                                     NUMBER OF   PREMIUMS   NUMBER OF   PREMIUMS
                                     CONTRACTS   RECEIVED   CONTRACTS   RECEIVED
--------------------------------------------------------------------------------
Beginning of period                      --      $    --        --      $     --
--------------------------------------------------------------------------------
Written                                  12        2,049        25         4,078
--------------------------------------------------------------------------------
Closed                                   --           --       (15)       (2,331)
--------------------------------------------------------------------------------
Expired                                 (12)      (2,049)      (10)       (1,747)
--------------------------------------------------------------------------------
End of period                            --      $    --        --      $     --
================================================================================

     NOTE 5 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, long-term U.S. government obligations and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $30,720,874 and $38,178,186, respectively. During the same period, purchases and sales of long-term U.S. government obligations were $1,635,728 and $2,400,695. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $10,838,556
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (2,089,806)
--------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                 $ 8,748,750
================================================================================

Cost of investments for tax purposes is $92,277,624.

                            AIM V.I. BASIC VALUE FUND
         Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com              VIBVA-QTR-1 9/06            A I M Advisors, Inc.

AIM V.I. Basic Value Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


                                                                                   SHARES                    VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.55%

ADVERTISING-5.36%

Interpublic Group of Cos., Inc. (The)(a)                                        2,036,352                    $ 20,159,885
-------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                243,416                      22,783,737
=========================================================================================================================
                                                                                                               42,943,622
=========================================================================================================================

APPAREL RETAIL-2.06%

Gap, Inc. (The)                                                                   870,450                      16,495,027
=========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.92%

Bank of New York Co., Inc. (The)                                                  435,466                      15,354,531
=========================================================================================================================

BREWERS-2.06%

Molson Coors Brewing Co.-Class B                                                  239,770                      16,520,153
=========================================================================================================================

BUILDING PRODUCTS-2.44%

American Standard Cos. Inc.                                                       464,550                      19,497,163
=========================================================================================================================

COMPUTER HARDWARE-2.64%

Dell Inc.(a)                                                                      926,106                      21,152,261
=========================================================================================================================

CONSTRUCTION MATERIALS-2.78%

Cemex S.A. de C.V.-ADR (Mexico)(a)                                                740,312                      22,268,585
=========================================================================================================================

CONSUMER ELECTRONICS-1.54%

Koninklijke (Royal) Philips Electronics N.V.-New York Shares
  (Netherlands)                                                                   351,632                      12,310,636
=========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.11%

Ceridian Corp.(a)                                                                 254,121                       5,682,146
-------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                  648,950                      27,255,900
=========================================================================================================================
                                                                                                               32,938,046
=========================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.72%

Waste Management, Inc.                                                            594,369                      21,801,455
=========================================================================================================================

FOOD RETAIL-2.43%

Kroger Co. (The)                                                                  326,710                       7,560,070
-------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                                      391,475                      11,881,266
=========================================================================================================================
                                                                                                               19,441,336
=========================================================================================================================

GENERAL MERCHANDISE STORES-2.89%

Target Corp.                                                                      418,658                      23,130,854
=========================================================================================================================

HEALTH CARE DISTRIBUTORS-4.40%

Cardinal Health, Inc.                                                             474,789                      31,212,629
-------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                     76,431                       4,029,442
=========================================================================================================================
                                                                                                               35,242,071
=========================================================================================================================


                                                                                   SHARES                    VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES-1.18%

HCA, Inc.                                                                         189,373                    $  9,447,819
=========================================================================================================================

HOTELS, RESORTS & CRUISE LINES-0.29%

Wyndham Worldwide Corp.(a)                                                         81,694                       2,284,981
=========================================================================================================================

INDUSTRIAL CONGLOMERATES-6.50%

General Electric Co.                                                              586,564                      20,705,709
-------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                         1,118,863                      31,316,976
=========================================================================================================================
                                                                                                               52,022,685
=========================================================================================================================

INSURANCE BROKERS-0.54%

Marsh & McLennan Cos., Inc.                                                       152,100                       4,281,615
=========================================================================================================================

INVESTMENT BANKING & BROKERAGE-5.04%

Merrill Lynch & Co., Inc.                                                         250,456                      19,590,668
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                    284,671                      20,755,363
=========================================================================================================================
                                                                                                               40,346,031
=========================================================================================================================

LIFE SCIENCES TOOLS & SERVICES-2.16%

Waters Corp.(a)                                                                   382,400                      17,315,072
=========================================================================================================================

MANAGED HEALTH CARE-3.88%

UnitedHealth Group Inc.                                                           631,470                      31,068,324
=========================================================================================================================

MOVIES & ENTERTAINMENT-2.38%

Walt Disney Co. (The)                                                             617,045                      19,072,861
=========================================================================================================================

MULTI-LINE INSURANCE-1.01%

Genworth Financial Inc.-Class A                                                   232,025                       8,123,195
=========================================================================================================================

OIL & GAS DRILLING-2.73%

Transocean Inc.(a)                                                                298,559                      21,863,476
=========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES-4.29%

Halliburton Co.                                                                   619,146                      17,614,704
-------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.(a)                                                 401,712                      16,759,424
=========================================================================================================================
                                                                                                               34,374,128
=========================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.60%

Citigroup Inc.                                                                    446,706                      22,187,887
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                              652,375                      30,635,530
=========================================================================================================================
                                                                                                               52,823,417
=========================================================================================================================

PACKAGED FOODS & MEATS-1.61%

Unilever N.V. (Netherlands)(b)                                                    525,838                      12,915,369
=========================================================================================================================

PHARMACEUTICALS-8.04%

Pfizer Inc.                                                                       721,082                      20,449,886
=========================================================================================================================
Sanofi-Aventis (France)(b)                                                        241,778                      21,504,063
=========================================================================================================================

AIM V.I. Basic Value Fund

                                                                                   SHARES                    VALUE
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Wyeth                                                                             441,553                    $ 22,448,554
=========================================================================================================================
                                                                                                               64,402,503
=========================================================================================================================

PROPERTY & CASUALTY INSURANCE-2.26%

ACE Ltd.                                                                          330,968                      18,113,879
=========================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.66%

Realogy Corp.(a)                                                                  232,395                       5,270,719
=========================================================================================================================

SEMICONDUCTOR EQUIPMENT-1.93%

Novellus Systems, Inc.(a)                                                         559,610                      15,478,813
=========================================================================================================================

SPECIALIZED CONSUMER SERVICES-1.15%

H&R Block, Inc.                                                                   424,800                       9,235,152
=========================================================================================================================

SYSTEMS SOFTWARE-4.55%

CA Inc.                                                                         1,021,886                      24,208,480
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                   446,613                      12,205,933
=========================================================================================================================
                                                                                                               36,414,413
=========================================================================================================================

THRIFTS & MORTGAGE FINANCE-4.40%

Fannie Mae                                                                        494,995                      27,675,170
-------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                             125,917                       7,551,243
=========================================================================================================================
                                                                                                               35,226,413
=========================================================================================================================
        Total Common Stocks & Other Equity Interests
         (Cost $604,522,939)                                                                                 789,176,605
=========================================================================================================================

MONEY MARKET FUNDS-1.64%

Liquid Assets Portfolio-Institutional Class(c)                                  6,562,422                       6,562,422
-------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)                                        6,562,422                       6,562,422
=========================================================================================================================
        Total Money Market Funds
         (Cost $13,124,844)                                                                                    13,124,844
=========================================================================================================================
TOTAL INVESTMENTS-100.19%
  (Cost $617,647,783)                                                                                         802,301,449
=========================================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.19)%                                                                          (1,530,325)
=========================================================================================================================
NET ASSETS-100.00%                                                                                           $800,771,124
_________________________________________________________________________________________________________________________
=========================================================================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $34,419,432, which represented 4.30% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. Basic Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM V.I. Basic Value Fund
    value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. Basic Value Fund

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.


                                                                                 CHANGE IN
                                                                                 UNREALIZED                              REALIZED
                                    VALUE      PURCHASES AT   PROCEEDS FROM     APPRECIATION      VALUE       DIVIDEND     GAIN
FUND                               12/31/05        COST           SALES        (DEPRECIATION)    09/30/06      INCOME     (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
 Institutional Class              $3,971,140   $ 82,729,296   $ (80,138,014)   $           --   $ 6,562,422   $287,822   $     --
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
 Institutional Class                      --     39,772,281     (33,209,859)               --     6,562,422    102,278         --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
 Institutional Class               3,971,140     62,646,682     (66,617,822)               --            --    186,725         --
=================================================================================================================================
Total Investments in Affiliates   $7,942,280   $185,148,259   $(179,965,695)   $           --   $13,124,844   $576,825   $     --
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $100,420,770 and $180,646,253, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $197,866,153
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (15,027,096)
================================================================================
Net unrealized appreciation of investment securities                $182,839,057
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $619,462,392.

                       AIM V.I. CAPITAL APPRECIATION FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com              VICAP-QTR-1 9/06            A I M Advisors, Inc.

AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-85.89%

AEROSPACE & DEFENSE-4.53%

Boeing Co. (The)                                        192,692   $   15,193,764
--------------------------------------------------------------------------------
General Dynamics Corp.                                  281,307       20,161,272
--------------------------------------------------------------------------------
Precision Castparts Corp.                               160,349       10,127,643
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                   96,226        5,277,034
--------------------------------------------------------------------------------
United Technologies Corp.                               288,705       18,289,462
================================================================================
                                                                      69,049,175
================================================================================

APPAREL RETAIL-1.97%

Aeropostale, Inc.(a)                                    263,923        7,714,469
--------------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                               119,046        4,983,266
--------------------------------------------------------------------------------
DSW Inc.-Class A (a)(b)                                 197,435        6,219,202
--------------------------------------------------------------------------------
Limited Brands, Inc.                                    419,498       11,112,502
================================================================================
                                                                      30,029,439
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.64%

Carter's, Inc.(a)                                       368,788        9,732,315
================================================================================

APPLICATION SOFTWARE-4.61%

Amdocs Ltd.(a)                                          909,945       36,033,822
--------------------------------------------------------------------------------
BEA Systems, Inc.(a)                                  1,131,863       17,204,318
--------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                 472,791       17,119,762
================================================================================
                                                                      70,357,902
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.75%

Janus Capital Group Inc.                                577,786       11,393,940
================================================================================

BIOTECHNOLOGY-2.16%

Amgen Inc.(a)                                           155,643       11,133,144
--------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                318,573       21,885,965
================================================================================
                                                                      33,019,109
================================================================================

COMMUNICATIONS EQUIPMENT-4.41%

Cisco Systems, Inc.(a)                                1,812,474       41,686,902
--------------------------------------------------------------------------------
Harris Corp.                                             90,407        4,022,207
--------------------------------------------------------------------------------
QUALCOMM Inc.                                           594,257       21,601,242
================================================================================
                                                                      67,310,351
================================================================================

COMPUTER & ELECTRONICS RETAIL-1.47%

Best Buy Co., Inc.                                      419,572       22,472,276
================================================================================

COMPUTER HARDWARE-3.78%

Apple Computer, Inc.(a)                                 442,580       34,091,937
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                     643,549       23,611,813
================================================================================
                                                                      57,703,750
================================================================================

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS-1.37%

Seagate Technology(a)                                   902,572   $   20,840,388
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.76%

Joy Global Inc.                                         276,961       10,416,503
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                     176,125        8,889,029
--------------------------------------------------------------------------------
Terex Corp.(a)                                          168,143        7,603,426
================================================================================
                                                                      26,908,958
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.53%

VeriFone Holdings, Inc.(a)(b)                           281,240        8,029,402
================================================================================

DEPARTMENT STORES-2.86%

Federated Department Stores, Inc.                       296,784       12,824,037
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                   303,540       20,759,101
--------------------------------------------------------------------------------
Nordstrom, Inc.                                         238,748       10,099,040
================================================================================
                                                                      43,682,178
================================================================================

DRUG RETAIL-0.15%

Longs Drug Stores Corp.                                  49,392        2,272,526
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.08%

Acuity Brands, Inc.                                      19,165          870,091
--------------------------------------------------------------------------------
Cooper Industries, Ltd.-Class A                         171,520       14,616,935
--------------------------------------------------------------------------------
Emerson Electric Co.                                    194,128       16,279,574
================================================================================
                                                                      31,766,600
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.17%

Amphenol Corp.-Class A                                  256,984       15,915,019
--------------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                     29,004        1,918,615
================================================================================
                                                                      17,833,634
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.86%

Waste Management, Inc.                                  357,729       13,121,500
================================================================================

GENERAL MERCHANDISE STORES-1.34%

Family Dollar Stores, Inc.                              696,799       20,374,403
================================================================================

HEALTH CARE DISTRIBUTORS-1.29%

Cardinal Health, Inc.                                   299,523       19,690,642
================================================================================

HEALTH CARE EQUIPMENT-2.17%

Becton, Dickinson and Co.                               256,825       18,149,823
Varian Medical Systems, Inc.(a)                         281,270       15,017,005
================================================================================
                                                                      33,166,828
================================================================================

HEALTH CARE FACILITIES-1.22%

Manor Care, Inc.                                        216,290       11,307,641
================================================================================

AIM V.I. CAPITAL APPRECIATION FUND

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
HEALTH CARE FACILITIES-(CONTINUED)

VCA Antech, Inc.(a)                                     202,714   $    7,309,867
================================================================================
                                                                      18,617,508
================================================================================

HEALTH CARE SERVICES-1.58%

Caremark Rx, Inc.                                       266,130       15,081,587
--------------------------------------------------------------------------------
Quest Diagnostics Inc.                                  146,550        8,962,998
================================================================================
                                                                      24,044,585
================================================================================

HEALTH CARE TECHNOLOGY-0.34%

IMS Health Inc.                                         193,042        5,142,639
================================================================================

HOME ENTERTAINMENT SOFTWARE-1.33%

Electronic Arts Inc.(a)                                 364,231       20,280,382
================================================================================

HOUSEHOLD PRODUCTS-0.97%

Colgate-Palmolive Co.                                   239,607       14,879,595
================================================================================

HYPERMARKETS & SUPER CENTERS-1.04%

Costco Wholesale Corp.(b)                               320,011       15,898,146
================================================================================

INDUSTRIAL CONGLOMERATES-1.63%

McDermott International, Inc.(a)                        309,744       12,947,299
--------------------------------------------------------------------------------
Textron Inc.                                            135,509       11,857,038
================================================================================
                                                                      24,804,337
================================================================================

INTEGRATED OIL & GAS-1.49%

Occidental Petroleum Corp.                              473,958       22,802,119
================================================================================

INTERNET SOFTWARE & SERVICES-0.98%

Google Inc.-Class A (a)                                  37,306       14,993,281
================================================================================

INVESTMENT BANKING & BROKERAGE-5.85%

Goldman Sachs Group, Inc. (The)                         182,392       30,855,255
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                               291,952       22,836,485
--------------------------------------------------------------------------------
Morgan Stanley                                          237,586       17,322,395
--------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                          1,014,932       18,167,283
================================================================================
                                                                      89,181,418
================================================================================

IT CONSULTING & OTHER SERVICES-0.25%

Accenture Ltd.-Class A                                  121,169        3,842,269
================================================================================

MANAGED HEALTH CARE-1.20%

Health Net Inc.(a)                                      419,224       18,244,629
================================================================================

MOVIES & ENTERTAINMENT-1.23%

News Corp.-Class A                                      952,385       18,714,365
================================================================================

MULTI-LINE INSURANCE-1.87%

Assurant, Inc.                                          344,023       18,374,269
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                            311,140       10,230,283
================================================================================
                                                                      28,604,552
================================================================================

OIL & GAS EQUIPMENT & SERVICES-3.36%

Baker Hughes Inc.                                       265,292       18,092,915
--------------------------------------------------------------------------------
BJ Services Co.                                         397,939       11,989,902
--------------------------------------------------------------------------------
Cameron International Corp.(a)                          165,946        8,016,851
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)

National-Oilwell Varco Inc.(a)                          225,918   $   13,227,499
================================================================================
                                                                      51,327,167
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.49%

Apache Corp.                                            118,933        7,516,566
================================================================================

OIL & GAS REFINING & MARKETING-0.96%

Valero Energy Corp.                                     283,317       14,582,326
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.97%

JPMorgan Chase & Co.                                    640,212       30,064,356
================================================================================

PACKAGED FOODS & MEATS-0.35%

Campbell Soup Co.                                       146,479        5,346,484
================================================================================

PHARMACEUTICALS-3.28%

Abbott Laboratories                                     156,931        7,620,569
--------------------------------------------------------------------------------
Allergan, Inc.                                          117,855       13,271,652
--------------------------------------------------------------------------------
Johnson & Johnson                                       175,667       11,407,815
--------------------------------------------------------------------------------
Wyeth                                                   349,799       17,783,781
================================================================================
                                                                      50,083,817
================================================================================

PROPERTY & CASUALTY INSURANCE-0.74%

Chubb Corp. (The)                                       218,706       11,363,964
================================================================================

RAILROADS-0.78%

Burlington Northern Santa Fe Corp.                      161,135       11,833,754
================================================================================

REGIONAL BANKS-0.50%

Cullen/Frost Bankers, Inc.                              130,733        7,558,982
================================================================================

RESTAURANTS-2.11%

Burger King Holdings Inc.(a)                            610,834        9,748,911
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                                348,702       14,809,374
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                      268,658        7,573,469
================================================================================
                                                                      32,131,754
================================================================================

SEMICONDUCTORS-2.82%

Analog Devices, Inc.                                    386,763       11,366,965
--------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B (a)                187,513        7,127,369
--------------------------------------------------------------------------------
Microchip Technology Inc.                               455,000       14,751,100
--------------------------------------------------------------------------------
Texas Instruments Inc.                                  293,752        9,767,254
================================================================================
                                                                      43,012,688
================================================================================

SOFT DRINKS-1.10%

PepsiCo, Inc.                                           257,971       16,835,187
================================================================================

SPECIALTY STORES-2.40%

Office Depot, Inc.(a)                                   563,242       22,360,707
--------------------------------------------------------------------------------
PetSmart, Inc.                                          511,885       14,204,809
================================================================================
                                                                      36,565,516
================================================================================

SYSTEMS SOFTWARE-3.58%

Microsoft Corp.                                         845,552       23,108,936
--------------------------------------------------------------------------------
Red Hat, Inc.(a)(b)                                     640,789       13,507,832
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. CAPITAL APPRECIATION FUND

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Symantec Corp.(a)                                       843,697   $   17,953,872
================================================================================
                                                                      54,570,640
================================================================================

TOBACCO-0.15%

UST Inc.                                                 40,492        2,220,176
================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.43%

WESCO International, Inc.(a)                            113,446        6,583,271
================================================================================
   Total Domestic Common Stocks
      (Cost $1,109,930,210)                                        1,310,401,789
================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-12.58%

AUSTRALIA-0.85%

BHP Billiton Ltd. (Diversified Metals & Mining) (c)     687,154       13,012,627
================================================================================

BRAZIL-0.78%

Companhia Vale do Rio Doce -ADR (Steel)                 551,999       11,901,098
================================================================================

FINLAND-1.19%

Nokia Oyj -ADR (Communications Equipment)               918,525       18,085,757
================================================================================

JAPAN-2.17%

FANUC Ltd. (Industrial Machinery) (c)                   147,000       11,510,839
--------------------------------------------------------------------------------
KDDI Corp. (Wireless Telecommunication Services) (c)      1,906       11,907,401
--------------------------------------------------------------------------------
Komatsu Ltd. (Construction & Farm Machinery & Heavy
   Trucks) (c)                                          560,000        9,728,111
================================================================================
                                                                      33,146,351
================================================================================

MEXICO-0.56%

America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)                216,968        8,542,030
================================================================================

SOUTH KOREA-0.62%

Kookmin Bank (Diversified Banks) (c)                    121,070        9,475,130
================================================================================

SWITZERLAND-4.29%

ABB Ltd. (Heavy Electrical Equipment) (c)               588,552        7,727,046
--------------------------------------------------------------------------------
Novartis A.G. -ADR (Pharmaceuticals) (b)                309,895       18,110,264
--------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                    165,494       28,616,974
--------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a)(c)                                     73,155       11,029,858
================================================================================
                                                                      65,484,142
================================================================================

UNITED KINGDOM-2.12%

AstraZeneca PLC -ADR (Pharmaceuticals)                  308,382       19,273,875
================================================================================

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Rio Tinto PLC (Diversified Metals & Mining) (c)         273,702   $   12,978,199
================================================================================
                                                                      32,252,074
================================================================================
   Total Foreign Stocks & Other Equity Interests
      (Cost $177,188,435)                                            191,899,209
================================================================================

MONEY MARKET FUNDS-1.13%

Liquid Assets Portfolio-Institutional Class (d)       8,634,187        8,634,187
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (d)             8,634,187        8,634,187
================================================================================
   Total Money Market Funds
      (Cost $17,268,374)                                              17,268,374
================================================================================
Total Investments (excluding investments purchased
   with cash collateral from securities
   loaned)-99.61%
   (Cost $1,304,387,019)                                           1,519,569,372
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED

MONEY MARKET FUNDS-1.64%

Liquid Assets Portfolio-Institutional Class (d)(e)   24,951,190       24,951,190
================================================================================
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $24,951,190)                                              24,951,190
================================================================================
TOTAL INVESTMENTS-101.24%
   (Cost $1,329,338,209)                                           1,544,520,562
================================================================================
OTHER ASSETS LESS LIABILITIES-(1.24)%                                (18,934,936)
================================================================================
NET ASSETS-100.00%                                                $1,525,585,626
================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at September 30, 2006.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $87,369,211, which represented 5.73% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. CAPITAL APPRECIATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information

AIM V.I. CAPITAL APPRECIATION FUND

     providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. CAPITAL APPRECIATION FUND

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       12/31/05        COST           SALES       (DEPRECIATION)     09/30/06     INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio -
   Institutional Class   $14,102,149   $171,490,438   $(176,958,400)        $--        $ 8,634,187   $464,473       $--
---------------------------------------------------------------------------------------------------------------------------
Premier
   Portfolio-
   Institutional Class            --     67,524,479     (58,890,292)         --          8,634,187    199,616        --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
   Portfolio -
   Institutional Class    14,102,149    107,157,998    (121,260,147)         --                 --    266,489        --
===========================================================================================================================
   SUBTOTAL              $28,204,298   $346,172,915   $(357,108,839)        $--        $17,268,374   $930,578       $--
===========================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                       12/31/05        COST           SALES       (DEPRECIATION)     09/30/06      INCOME*    GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio -
   Institutional Class   $66,155,830   $228,131,560   $(269,336,200)       $--         $24,951,190   $  161,646       $--
===========================================================================================================================
   TOTAL INVESTMENTS
      IN AFFILIATES      $94,360,128   $574,304,475   $(626,445,039)       $--         $42,219,564   $1,092,224       $--
===========================================================================================================================

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

         At September 30, 2006, securities with an aggregate value of $24,432,217 were on loan to brokers. The loans were secured by cash collateral of $24,951,190 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $161,646 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. CAPITAL APPRECIATION FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $1,315,725,389 and $1,151,671,522, respectively.
For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $223,878,442
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (13,529,901)
===============================================================================
Net unrealized appreciation of investment securities               $210,348,541
===============================================================================
Cost of investments for tax purposes is $1,334,172,021.

                       AIM V.I. CAPITAL DEVELOPMENT FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              VICDV-QTR-1 9/06            A I M Advisors, Inc.

AIM V.I. Capital Development Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


                                                                                 SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.62%

ADVERTISING-1.06%

Clear Channel Outdoor Holdings, Inc.-Class A(a)                                   75,606                    $  1,542,362
------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co.-Class A(a)                                                  16,094                         859,581
========================================================================================================================
                                                                                                               2,401,943
========================================================================================================================

AEROSPACE & DEFENSE-3.14%

Armor Holdings, Inc.(a)                                                           19,802                       1,135,249
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                                 28,514                       2,233,501
------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                         58,957                       3,723,724
========================================================================================================================
                                                                                                               7,092,474
========================================================================================================================

AGRICULTURAL PRODUCTS-1.24%

Archer-Daniels-Midland Co.                                                        42,719                       1,618,196
------------------------------------------------------------------------------------------------------------------------
Bunge Ltd.                                                                        20,295                       1,176,095
========================================================================================================================
                                                                                                               2,794,291
========================================================================================================================

AIR FREIGHT & LOGISTICS-1.09%

Robinson (C.H.) Worldwide, Inc.                                                   55,200                       2,460,816
========================================================================================================================

ALTERNATIVE CARRIERS-1.82%

Level 3 Communications, Inc.(a)(b)                                               302,779                       1,619,868
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Inc.-Class A(a)                                              131,000                       2,490,310
========================================================================================================================
                                                                                                               4,110,178
========================================================================================================================

APPAREL RETAIL-2.20%

Abercrombie & Fitch Co.-Class A                                                   33,314                       2,314,657
------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                                                         42,598                       1,783,152
------------------------------------------------------------------------------------------------------------------------
DSW Inc.-Class A(a)(b)                                                            27,539                         867,479
========================================================================================================================
                                                                                                               4,965,288
========================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-3.64%

Carter's, Inc.(a)                                                                 93,106                       2,457,067
------------------------------------------------------------------------------------------------------------------------
Coach, Inc.(a)                                                                    69,865                       2,403,356
------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                           51,645                       3,340,915
========================================================================================================================
                                                                                                               8,201,338
========================================================================================================================

APPLICATION SOFTWARE-4.46%

Amdocs Ltd.(a)                                                                    66,993                       2,652,923
------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                                                  123,301                       2,091,185
------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                                           71,341                       2,583,257
------------------------------------------------------------------------------------------------------------------------
TIBCO Software Inc.(a)                                                           302,857                       2,719,656
========================================================================================================================
                                                                                                              10,047,021
========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.53%

Ameriprise Financial, Inc.                                                        25,453                       1,193,746
========================================================================================================================


                                                                                 SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-1.61%

Celgene Corp.(a)                                                                  35,000                    $  1,515,500
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.(a)                                                                  31,500                       2,125,305
========================================================================================================================
                                                                                                               3,640,805
========================================================================================================================

CASINOS & GAMING-1.98%

Harrah's Entertainment, Inc.                                                      28,774                       1,911,457
------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                                                 80,123                       2,547,911
========================================================================================================================
                                                                                                               4,459,368
========================================================================================================================

COAL & CONSUMABLE FUELS-0.88%

Aventine Renewable Energy Holdings, Inc.(a)(c)                                    73,937                       1,581,512
------------------------------------------------------------------------------------------------------------------------
Aventine Renewable Energy Holdings, Inc.(a)                                       18,964                         405,640
========================================================================================================================
                                                                                                               1,987,152
========================================================================================================================

COMMUNICATIONS EQUIPMENT-2.41%

Harris Corp.                                                                      55,594                       2,473,377
------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.(Canada)(a)                                                 5,512                         565,862
------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.(a)                                                                 218,865                       2,398,760
========================================================================================================================
                                                                                                               5,437,999
========================================================================================================================

COMPUTER STORAGE & PERIPHERALS-0.84%

Network Appliance, Inc.(a)                                                        36,014                       1,332,878
------------------------------------------------------------------------------------------------------------------------
QLogic Corp.(a)                                                                   29,429                         556,208
========================================================================================================================
                                                                                                               1,889,086
========================================================================================================================

CONSTRUCTION & ENGINEERING-1.98%

Foster Wheeler Ltd.(a)                                                            52,509                       2,026,322
------------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc.(a)                                           41,629                       2,450,283
========================================================================================================================
                                                                                                               4,476,605
========================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.62%

Joy Global Inc.                                                                   36,978                       1,390,743
========================================================================================================================

CONSUMER ELECTRONICS-1.01%

Harman International Industries, Inc.                                             27,188                       2,268,567
========================================================================================================================

CONSUMER FINANCE-0.53%

AmeriCredit Corp.(a)                                                              48,151                       1,203,294
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.10%

Alliance Data Systems Corp.(a)                                                    43,868                       2,421,075
------------------------------------------------------------------------------------------------------------------------
CheckFree Corp.(a)                                                                56,085                       2,317,432
------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                      60,700                       2,245,900
========================================================================================================================
                                                                                                               6,984,407
========================================================================================================================

AIM V.I. Capital Development Fund

                                                                                 SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES-0.90%

Nordstrom, Inc.                                                                   48,080                    $  2,033,784
========================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.47%

Corrections Corp. of America(a)                                                   75,043                       3,245,610
------------------------------------------------------------------------------------------------------------------------
IHS Inc.- Class A(a)                                                              72,378                       2,321,886
========================================================================================================================
                                                                                                               5,567,496
========================================================================================================================

DIVERSIFIED METALS & MINING-0.46%

Southern Copper Corp. (Peru)                                                      11,098                       1,026,565
========================================================================================================================

DRUG RETAIL--1.34%

Shoppers Drug Mart Corp. (Canada)                                                 73,900                       3,021,980
========================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.05%

Cooper Industries, Ltd.-Class A                                                   27,700                       2,360,594
========================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.12%

Amphenol Corp.-Class A                                                            40,698                       2,520,427
========================================================================================================================

ELECTRONIC MANUFACTURING SERVICES-1.24%

Molex Inc.                                                                        71,479                       2,785,537
========================================================================================================================

HEALTH CARE DISTRIBUTORS-0.94%

Schein (Henry), Inc.(a)                                                           42,300                       2,120,922
========================================================================================================================

HEALTH CARE EQUIPMENT-0.43%

ResMed Inc.(a)                                                                    24,000                         966,000
========================================================================================================================

HEALTH CARE FACILITIES-1.66%

LCA-Vision Inc.                                                                   31,000                       1,280,610
------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc.(a)                                                    72,000                       2,454,480
========================================================================================================================
                                                                                                               3,735,090
========================================================================================================================

HEALTH CARE SERVICES-3.39%

DaVita, Inc.(a)                                                                   40,000                       2,314,800
------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                                          27,638                       2,086,392
------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                    25,330                       1,091,470
------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                                                  47,000                       2,143,200
========================================================================================================================
                                                                                                               7,635,862
========================================================================================================================

HEALTH CARE SUPPLIES-0.42%

PolyMedica Corp.(b)                                                               22,210                         950,810
========================================================================================================================

HEALTH CARE TECHNOLOGY-0.97%

Cerner Corp.(a)                                                                   48,000                       2,179,200
========================================================================================================================

HOTELS, RESORTS & CRUISE LINES-2.15%

Hilton Hotels Corp.                                                               87,700                       2,442,445
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                         41,974                       2,400,493
========================================================================================================================
                                                                                                               4,842,938
========================================================================================================================

HOUSEHOLD APPLIANCES-1.04%

Whirlpool Corp.                                                                   27,952                       2,351,043
========================================================================================================================

HOUSEWARES & SPECIALTIES-1.19%

Jarden Corp.(a)                                                                   81,389                       2,683,395
========================================================================================================================


                                                                                 SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY-0.16%

Mueller Water Products, Inc.-Class A(a)                                           24,008                    $    350,757
========================================================================================================================

INSURANCE BROKERS-1.11%

National Financial Partners Corp.                                                 61,009                       2,503,199
========================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.94%

Qwest Communications International Inc.(a)                                       244,170                       2,129,162
========================================================================================================================

INVESTMENT BANKING & BROKERAGE-2.01%

FBR Capital Markets Corp. (Acquired 07/14/06; Cost
  $1,110,000)(a)(c)(d)                                                            74,000                       1,110,000
------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                                                     191,550                       3,428,745
========================================================================================================================
                                                                                                               4,538,745
========================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS-1.02%

iShares Nasdaq Biotechnology Index Fund(b)                                        31,128                       2,296,624
========================================================================================================================

IT CONSULTING & OTHER SERVICES-0.96%

Cognizant Technology Solutions Corp.-Class A(a)                                   29,090                       2,154,405
========================================================================================================================

MANAGED HEALTH CARE-4.09%

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost $2,162,718)(a)(d)                  157,251                       2,673,267
------------------------------------------------------------------------------------------------------------------------
Centene Corp.(a)                                                                  71,000                       1,167,240
------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                                                     42,800                       2,205,056
------------------------------------------------------------------------------------------------------------------------
Health Net Inc.(a)                                                                31,000                       1,349,120
------------------------------------------------------------------------------------------------------------------------
Humana Inc.(a)                                                                    27,800                       1,837,302
========================================================================================================================
                                                                                                               9,231,985
========================================================================================================================

OFFICE SERVICES & SUPPLIES-1.14%

Knoll, Inc.                                                                      126,793                       2,561,219
========================================================================================================================

OIL & GAS DRILLING-1.97%

ENSCO International Inc.                                                          50,000                       2,191,500
------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                       35,000                       2,246,300
========================================================================================================================
                                                                                                               4,437,800
========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.37%

FMC Technologies, Inc.(a)                                                         21,000                       1,127,700
------------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc.(a)                                                            54,794                       2,083,816
------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.(a)                                                 51,000                       2,127,720
========================================================================================================================
                                                                                                               5,339,236
========================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.79%

Chesapeake Energy  Corp.                                                          70,000                       2,028,600
------------------------------------------------------------------------------------------------------------------------
Rosetta Resources, Inc.(a)(c)                                                    116,100                       1,993,437
------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co.(a)                                                        76,000                       2,270,120
========================================================================================================================
                                                                                                               6,292,157
========================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.98%

Williams Cos., Inc. (The)                                                         92,500                       2,207,975
========================================================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. Capital Development Fund

                                                                                 SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------
PAPER PACKAGING-0.76%

Smurfit-Stone Container Corp.(a)                                                 153,639                    $  1,720,757
========================================================================================================================

PHARMACEUTICALS-2.99%

Allergan, Inc.                                                                    20,700                       2,331,027
------------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                                                      43,000                       2,233,420
------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                                                      43,000                       2,176,230
========================================================================================================================
                                                                                                               6,740,677
========================================================================================================================

PROPERTY & CASUALTY INSURANCE-1.17%

Security Capital Assurance Ltd.(a)                                               110,291                       2,641,470
========================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.50%

CB Richard Ellis Group, Inc.-Class A(a)                                          137,400                       3,380,040
========================================================================================================================

REGIONAL BANKS-1.07%

Centennial Bank Holdings Inc.(a)(c)                                              129,400                       1,252,592
------------------------------------------------------------------------------------------------------------------------
Signature Bank(a)                                                                 37,800                       1,169,154
========================================================================================================================
                                                                                                               2,421,746
========================================================================================================================

RESTAURANTS--0.85%

Burger King Holdings Inc.(a)                                                     119,666                       1,909,869
========================================================================================================================

SEMICONDUCTOR EQUIPMENT-1.93%

ASML Holding N.V.-New York Shares (Netherlands)(a)                               100,230                       2,333,355
------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)                                                55,235                       2,023,258
========================================================================================================================
                                                                                                               4,356,613
========================================================================================================================

SEMICONDUCTORS--3.43%

Advanced Micro Devices, Inc.(a)                                                   46,060                       1,144,591
------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.(a)                                                        99,856                       1,737,495
------------------------------------------------------------------------------------------------------------------------
Microsemi Corp.(a)                                                                86,086                       1,622,721
------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                      49,010                       1,153,205
------------------------------------------------------------------------------------------------------------------------
Spansion Inc.-Class A(a)(b)                                                      124,852                       2,081,283
========================================================================================================================
                                                                                                               7,739,295
========================================================================================================================

SPECIALIZED FINANCE-1.23%

Chicago Mercantile Exchange Holdings Inc.                                          5,784                       2,766,198
========================================================================================================================

SPECIALTY STORES-1.06%

Office Depot, Inc.(a)                                                             60,410                       2,398,277
========================================================================================================================

STEEL-1.04%

Allegheny Technologies, Inc.                                                      37,807                       2,351,217
========================================================================================================================

SYSTEMS SOFTWARE-0.59%

Red Hat, Inc.(a)                                                                  63,637                       1,341,468
========================================================================================================================

TECHNOLOGY DISTRIBUTORS-0.76%

Avnet, Inc.(a)                                                                    87,433                       1,715,436
========================================================================================================================

THRIFTS & MORTGAGE FINANCE-0.29%

People's Choice Financial Corp. (Acquired 12/21/04-06/09/06;
  Cost $1,869,515)(a)(d)                                                         220,654                         661,962
========================================================================================================================


                                                                                 SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-1.13%

WESCO International, Inc.(a)                                                      43,975                    $  2,551,869
========================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.37%

American Tower Corp.-Class A (a)                                                  50,774                       1,853,251
------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.(a)                                               34,154                       1,203,587
------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.(a)                                              32,176                       1,560,214
------------------------------------------------------------------------------------------------------------------------
NII Holdings Inc.(a)                                                              49,000                       3,045,840
------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.-Class A(a)                                               90,285                       2,196,634
========================================================================================================================
                                                                                                               9,859,526
========================================================================================================================
        Total Common Stocks & Other Equity Interests
         (Cost $183,876,488)                                                                                222,386,448
========================================================================================================================


                                         NUMBER OF             EXERCISE        EXPIRATION
                                         CONTRACTS              PRICE            DATE
------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED-0.02%

AGRICULTURAL PRODUCTS-0.02%

Archer-Daniels-Midland Co.
  (Cost $59,182)                               427                  $37           Nov-06                          49,660
========================================================================================================================


                                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS-2.16%

Liquid Assets Portfolio-Institutional Class(e)                                 2,438,346                       2,438,346
------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)                                       2,438,346                       2,438,346
========================================================================================================================
        Total Money Market Funds (Cost $4,876,692)                                                             4,876,692
========================================================================================================================
Total Investments (excluding investments purchased with cash collateral from securities loaned)-100.80%
  (Cost $188,812,362)                                                                                        227,312,800
========================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--2.52%

Liquid Assets Portfolio-Institutional Class(e)(f)                              2,836,291                       2,836,291
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)(f)                                 2,836,291                       2,836,291
========================================================================================================================
        Total Money Market Funds (purchased with cash collateral from
         securities loaned) (Cost $5,672,582)                                                                  5,672,582
========================================================================================================================

TOTAL INVESTMENTS-103.32%
  (Cost $194,484,944)                                                                                        232,985,382
========================================================================================================================

OTHER ASSETS LESS LIABILITIES-(3.32)%                                                                         (7,486,068)
========================================================================================================================

NET ASSETS--100.00%                                                                                         $225,499,314
________________________________________________________________________________________________________________________
========================================================================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was out on loan at September 30, 2006.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. Capital Development Fund


(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2006 was $5,937,541, which represented 2.63% of the Fund's Net Assets. See Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $4,445,229, which represented 1.97% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM V.I. Capital Development Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. Capital Development Fund


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options.. A call option gives the purchaser of such option the right to buy, and the writer (the
    Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM V.I. Capital Development Fund


G. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--INVESTMENTS IN AFFILIATES


The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                            CHANGE IN
                                                                            UNREALIZED                                   REALIZED
                          VALUE        PURCHASES AT     PROCEEDS FROM      APPRECIATION        VALUE        DIVIDEND       GAIN
FUND                     12/31/05          COST             SALES         (DEPRECIATION)      09/30/06       INCOME       (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
 Portfolio-
 Institutional Class    $2,131,393     $ 37,982,310     $(37,675,357)     $           --     $2,438,346     $169,287     $     --
---------------------------------------------------------------------------------------------------------------------------------
Premier
 Portfolio-
 Institutional Class            --       15,022,075      (12,583,729)                 --      2,438,346       53,093           --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
 Portfolio-
 Institutional Class     2,131,393       27,613,809      (29,745,202)                 --             --      116,861           --
=================================================================================================================================
   Subtotal             $4,262,786     $ 80,618,194     $(80,004,288)     $           --     $4,876,692     $339,241     $     --
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                            CHANGE IN
                                                                            UNREALIZED                                   REALIZED
                          VALUE        PURCHASES AT     PROCEEDS FROM      APPRECIATION        VALUE        DIVIDEND       GAIN
FUND                     12/31/05          COST             SALES         (DEPRECIATION)      09/30/06       INCOME*      (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
 Portfolio-
 Institutional Class    $2,628,362     $ 14,846,473     $ (14,638,544)    $           --     $ 2,836,291    $ 13,754     $     --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
 Portfolio-
 Institutional Class     2,628,362       14,846,473       (14,638,544)                --       2,836,291      13,833           --
=================================================================================================================================
   Subtotal             $5,256,724     $ 29,692,946     $ (29,277,088)    $           --     $ 5,672,582    $ 27,587     $     --
=================================================================================================================================
   Total
    investments
    in Affiliates       $9,519,510     $110,311,140     $(109,281,376)    $           --     $10,549,274    $366,828     $     --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Net of compensation to counterparties.

AIM V.I. Capital Development Fund


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At September 30, 2006, securities with an aggregate value of 5,557,436 were on loan to brokers. The loans were secured by cash collateral of $5,672,582 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $27,587 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4--OPTION CONTRACTS WRITTEN


                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                                           CALL OPTION CONTRACTS
                                                           ---------------------
                                                           NUMBER OF    PREMIUMS
                                                           CONTRACTS    RECEIVED
--------------------------------------------------------------------------------
Beginning of period                                               --    $     --
--------------------------------------------------------------------------------
Written                                                          420      31,810
--------------------------------------------------------------------------------
Expired                                                         (420)    (31,810)
================================================================================
End of period                                                     --    $     --
________________________________________________________________________________
================================================================================


NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $204,291,978 and $197,103,323, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $43,711,352
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (5,225,178)
===============================================================================
Net unrealized appreciation of investment securities                $38,486,174
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $194,499,208.

                            AIM V.I. CORE EQUITY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com             VICEQ-QTR-1 9/06             A I M Advisors, Inc.

AIM V.I. CORE EQUITY FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-66.01%

AEROSPACE & DEFENSE-2.17%

Northrop Grumman Corp.                                  440,732   $   30,000,627
--------------------------------------------------------------------------------
United Technologies Corp.                               450,000       28,507,500
================================================================================
                                                                      58,508,127
================================================================================

AIR FREIGHT & LOGISTICS-0.44%

United Parcel Service, Inc. -Class B                    165,650       11,916,861
================================================================================

APPAREL RETAIL-1.01%

Gap, Inc. (The)                                       1,439,177       27,272,404
================================================================================

BIOTECHNOLOGY-2.01%

Amgen Inc. (a)                                          757,322       54,171,243
================================================================================

BROADCASTING & CABLE TV-0.49%

Clear Channel Communications, Inc. (a)                  458,229       13,219,907
================================================================================

COMMUNICATIONS EQUIPMENT-2.99%

Cisco Systems, Inc. (a)                               2,264,331       52,079,613
--------------------------------------------------------------------------------
Corning Inc. (a)                                      1,164,363       28,422,101
--------------------------------------------------------------------------------
Lucent Technologies Inc. -Wts.,
   expiring 12/10/07(a)                                       2                0
================================================================================
                                                                      80,501,714
================================================================================

COMPUTER HARDWARE-1.28%

International Business Machines Corp.                   421,808       34,562,947
================================================================================

COMPUTER STORAGE & PERIPHERALS-1.95%

EMC Corp. (a)                                         2,516,796       30,151,216
--------------------------------------------------------------------------------
Seagate Technology                                      967,025       22,328,607
================================================================================
                                                                      52,479,823
================================================================================

DATA PROCESSING & OUTSOURCED
   SERVICES-1.01%

Automatic Data Processing, Inc.                         574,700       27,206,298
================================================================================

ELECTRIC UTILITIES-1.53%

FPL Group, Inc.                                         915,170       41,182,650
================================================================================

ENVIRONMENTAL & FACILITIES
   SERVICES-2.15%

Waste Management, Inc.                                1,575,218       57,778,996
================================================================================

FOOD DISTRIBUTORS-1.16%

Sysco Corp.                                             931,630       31,163,023
================================================================================

FOOD RETAIL-1.32%

Kroger Co. (The)                                      1,530,186       35,408,504
================================================================================

HYPERMARKETS & SUPER CENTERS-1.70%

Wal-Mart Stores, Inc.                                   926,264       45,683,340
================================================================================

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-5.47%

3M Co.                                                  369,201   $   27,475,939
--------------------------------------------------------------------------------
General Electric Co.                                  1,299,094       45,858,018
--------------------------------------------------------------------------------
Tyco International Ltd.                               2,641,762       73,942,918
================================================================================
                                                                     147,276,875
================================================================================

INDUSTRIAL MACHINERY-0.99%

Dover Corp.                                             561,733       26,648,614
================================================================================

INSURANCE BROKERS-0.88%

Marsh & McLennan Cos., Inc.                             838,646       23,607,885
================================================================================

INTEGRATED OIL & GAS-2.59%

Exxon Mobil Corp.                                     1,039,869       69,775,210
================================================================================

INTEGRATED TELECOMMUNICATION
   SERVICES-2.35%

AT&T Inc.                                             1,941,329       63,209,672
================================================================================

INVESTMENT BANKING & BROKERAGE-1.06%

Morgan Stanley                                          392,167       28,592,896
================================================================================

MOVIES & ENTERTAINMENT-1.50%

News Corp. -Class A                                   2,050,160       40,285,644
================================================================================

MULTI-LINE INSURANCE-0.88%

Genworth Financial Inc. -Class A                        677,858       23,731,809
================================================================================

OFFICE ELECTRONICS-1.93%

Xerox Corp. (a)                                       3,335,874       51,906,199
================================================================================

OIL & GAS EQUIPMENT & SERVICES-1.75%

Schlumberger Ltd.                                       424,454       26,328,882
--------------------------------------------------------------------------------
Smith International, Inc.                               532,024       20,642,531
================================================================================
                                                                      46,971,413
================================================================================

OTHER DIVERSIFIED FINANCIAL
   SERVICES-1.28%

Citigroup Inc.                                          694,401       34,490,898
================================================================================

PACKAGED FOODS & MEATS-0.91%

General Mills, Inc.                                     431,197       24,405,750
================================================================================

PERSONAL PRODUCTS-3.63%

Avon Products, Inc.                                   1,301,335       39,898,931
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)
   -Class A                                           1,434,114       57,837,818
================================================================================
                                                                      97,736,749
================================================================================

PHARMACEUTICALS-5.01%

Bristol-Myers Squibb Co.                              1,476,697       36,799,289
--------------------------------------------------------------------------------
Forest Laboratories, Inc. (a)                           734,654       37,180,839
--------------------------------------------------------------------------------
Merck & Co. Inc.                                        659,589       27,636,779
--------------------------------------------------------------------------------
Pfizer Inc.                                           1,169,437       33,165,234
================================================================================
                                                                     134,782,141
================================================================================

AIM V.I. CORE EQUITY FUND

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-4.72%

Berkshire Hathaway Inc. -Class A (a)                        681   $   65,239,800
--------------------------------------------------------------------------------
Chubb Corp. (The)                                       474,478       24,653,877
--------------------------------------------------------------------------------
XL Capital Ltd. -Class A                                538,500       36,994,950
================================================================================
                                                                     126,888,627
================================================================================

PUBLISHING-1.50%

Gannett Co., Inc.                                       343,862       19,541,677
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                            360,651       20,928,578
================================================================================
                                                                      40,470,255
================================================================================

RAILROADS-1.19%

Union Pacific Corp.                                     362,840       31,929,920
================================================================================

SEMICONDUCTORS-0.90%

Analog Devices, Inc.                                    820,305       24,108,764
================================================================================

SOFT DRINKS-1.62%

Coca-Cola Co. (The)                                     978,724       43,729,388
================================================================================

SPECIALIZED FINANCE-0.41%

Moody's Corp.                                           168,568       11,020,976
================================================================================

SYSTEMS SOFTWARE-4.23%

Microsoft Corp.                                       2,241,616       61,263,365
--------------------------------------------------------------------------------
Symantec Corp. (a)                                    2,467,798       52,514,742
================================================================================
                                                                     113,778,107
================================================================================
   Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $1,505,657,389)                                        1,776,403,629
================================================================================

FOREIGN STOCKS & OTHER EQUITY
   INTERESTS-19.24%

ARGENTINA-0.95%

Tenaris S.A. -ADR (Oil & Gas Equipment
   & Services)                                          719,280       25,448,126
================================================================================

FINLAND-1.34%

Nokia Oyj -ADR (Communications
   Equipment)                                         1,831,976       36,071,608
================================================================================

FRANCE-2.26%

Renault S.A. (Automobile
   Manufacturers) (b)                                   243,920       27,942,779
================================================================================
Total S.A. (Integrated Oil & Gas) (b)                   500,460       32,979,700
================================================================================
                                                                      60,922,479
================================================================================

ISRAEL-1.41%

Teva Pharmaceutical Industries Ltd.
   -ADR (Pharmaceuticals)                             1,117,025       38,079,382
================================================================================

JAPAN-0.73%

Nintendo Co., Ltd. (Home Entertainment
   Software)                                             95,000       19,573,370
================================================================================

NETHERLANDS-4.70%

Heineken N.V. (Brewers) (b)                             771,656       35,207,295
--------------------------------------------------------------------------------
Koninklijke (Royal) Phillips
   Electronics N.V. (Consumer
   Electronics) (b)                                   1,300,887       45,523,967
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
NETHERLANDS-(CONTINUED)

Unilever N.V. (Packaged Foods &
   Meats) (b)                                         1,860,576   $   45,698,535
================================================================================
                                                                     126,429,797
================================================================================

SOUTH KOREA-1.10%

SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services) (c)                    1,250,631       29,552,411
================================================================================

SWITZERLAND-1.17%
UBS A.G. (Diversified Capital
   Markets) (b)                                         526,068       31,430,812
================================================================================

UNITED KINGDOM-5.58%

Barclays PLC (Diversified Banks) (b)                  2,538,870       31,993,485
--------------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged
   Foods & Meats) (b)                                 6,265,464       66,440,136
--------------------------------------------------------------------------------
GlaxoSmithKline PLC -ADR (Pharmaceuticals)              973,453       51,816,903
================================================================================
                                                                     150,250,524
================================================================================
   Total Foreign Stocks & Other Equity
      Interests
      (Cost $431,419,499)                                            517,758,509
================================================================================

MONEY MARKET FUNDS-14.72%

Liquid Assets Portfolio -Institutional
   Class (d)                                        198,015,012      198,015,012
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (d)          198,015,012      198,015,012
================================================================================
   Total Money Market Funds
      (Cost $396,030,024)                                            396,030,024
================================================================================
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.97%
   (Cost $2,333,106,912)                                           2,690,192,162
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED-0.52%

MONEY MARKET FUNDS

Liquid Assets Portfolio -Institutional
   Class (d)(e)                                      14,008,950       14,008,950
================================================================================
   Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $14,008,950)                                              14,008,950
================================================================================
TOTAL INVESTMENTS-100.49%
   (Cost $2,347,115,862)                                           2,704,201,112
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.49)%                                (13,145,239)
================================================================================
NET ASSETS-100.00%                                                $2,691,055,873
================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

Wts. -- Warrants

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $317,216,709, which represented 11.79% of the Fund's Net Assets. See Note 1A.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. CORE EQUITY FUND

(c)  All or a portion of this security was out on loan at September 30, 2006.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

               Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM V.I. CORE EQUITY FUND
          value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. CORE EQUITY FUND

     E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     F. COVERED CALL OPTIONS - The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

               An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

     H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM V.I. CORE EQUITY FUND

     NOTE 2--INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             CHANGE IN
                                                                            UNREALIZED
                              VALUE       PURCHASES AT    PROCEEDS FROM    APPRECIATION        VALUE        DIVIDEND     REALIZED
FUND                         12/31/05         COST            SALES       (DEPRECIATION)     09/30/06        INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio -
   Institutional Class     $10,200,588   $  408,234,298   $(220,419,874)        $--        $198,015,012   $ 4,996,557       $--
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
   Institutional Class              --      291,103,230     (93,088,218)         --         198,015,012     2,918,541        --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio
   - Institutional Class    10,200,588      331,417,294    (341,617,882)         --                  --     2,134,711        --
===================================================================================================================================
   SUBTOTAL                $20,401,176   $1,030,754,822   $(655,125,974)        $--        $396,030,024   $10,049,809       $--
===================================================================================================================================

     INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             CHANGE IN
                                                                            UNREALIZED
                              VALUE       PURCHASES AT    PROCEEDS FROM    APPRECIATION        VALUE        DIVIDEND     REALIZED
FUND                         12/31/05         COST            SALES       (DEPRECIATION)     09/30/06       INCOME*     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio -
   Institutional Class     $        --   $  161,106,630   $(147,097,680)        $--        $ 14,008,950   $   195,321       $--
===================================================================================================================================
   TOTAL
      INVESTMENTS IN
      AFFILIATES           $20,401,176   $1,191,861,452   $(802,223,654)        $--        $410,038,974   $10,245,130       $--
===================================================================================================================================

*    Net of compensation to counterparties.

     NOTE 3 -- PORTFOLIO SECURITIES LOANED

     The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At September 30, 2006, securities with an aggregate value of $13,622,695 were on loan to brokers. The loans were secured by cash collateral of $14,008,950 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $195,321 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. CORE EQUITY FUND

     NOTE 4 -- OPTION CONTRACTS WRITTEN



                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                                           CALL OPTION CONTRACTS
                                                           ---------------------
                                                           NUMBER OF    PREMIUMS
                                                           CONTRACTS    RECEIVED
--------------------------------------------------------------------------------
Beginning of period                                          6,610     $ 703,775
--------------------------------------------------------------------------------
Exercised                                                   (6,610)     (703,775)
================================================================================
End of period                                                          $      --
================================================================================

     NOTE 5 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $550,189,347 and $551,663,078, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $343,509,376
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (13,444,374)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities              $330,065,002
==============================================================================
Cost of investments for tax purposes is $2,374,136,110.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND
         Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com              VIDTR-QTR-1 9/06            A I M Advisors, Inc.

AIM V.I. Demographic Trends Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)

                                                        SHARES          VALUE
---------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-86.53%

AEROSPACE & DEFENSE-4.46%

Boeing Co. (The)                                          7,076      $    557,943
---------------------------------------------------------------------------------
General Dynamics Corp.                                   12,080           865,774
---------------------------------------------------------------------------------
Precision Castparts Corp.                                 5,896           372,391
---------------------------------------------------------------------------------
United Technologies Corp.                                11,218           710,660
=================================================================================
                                                                        2,506,768
=================================================================================

APPAREL RETAIL-2.22%

Aeropostale, Inc. (a)                                     9,696           283,414
---------------------------------------------------------------------------------
AnnTaylor Stores Corp. (a)                                4,380           183,347
---------------------------------------------------------------------------------
DSW Inc.-Class A (a)                                     10,000           315,000
---------------------------------------------------------------------------------
Limited Brands, Inc.                                     17,726           469,562
=================================================================================
                                                                        1,251,323
=================================================================================

APPAREL, ACCESSORIES & LUXURY
  GOODS-0.64%

Carter's, Inc. (a)                                       13,585           358,508
=================================================================================

APPLICATION SOFTWARE-4.58%

Amdocs Ltd. (a)                                          33,254         1,316,858
---------------------------------------------------------------------------------
BEA Systems, Inc. (a)                                    41,530           631,256
---------------------------------------------------------------------------------
Citrix Systems, Inc. (a)                                 17,348           628,171
=================================================================================
                                                                        2,576,285
=================================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS-0.74%

Janus Capital Group Inc.                                 21,241           418,872
=================================================================================

BIOTECHNOLOGY-2.16%

Amgen Inc. (a)                                            5,726           409,581
---------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                                11,709           804,408
=================================================================================
                                                                        1,213,989
=================================================================================

COMMUNICATIONS EQUIPMENT-4.40%

Cisco Systems, Inc. (a)                                  66,614         1,532,122
---------------------------------------------------------------------------------
Harris Corp.                                              3,328           148,063
---------------------------------------------------------------------------------
QUALCOMM Inc.                                            21,799           792,393
=================================================================================
                                                                        2,472,578
=================================================================================

COMPUTER & ELECTRONICS RETAIL-1.47%

Best Buy Co., Inc.                                       15,435           826,699
=================================================================================

COMPUTER HARDWARE-3.77%

Apple Computer, Inc. (a)                                 16,273         1,253,509
---------------------------------------------------------------------------------
Hewlett-Packard Co.                                      23,667           868,342
=================================================================================
                                                                        2,121,851
=================================================================================

COMPUTER STORAGE & PERIPHERALS-1.36%

Seagate Technology                                       33,147           765,364
=================================================================================

                                                        SHARES          VALUE
---------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-1.75%

Joy Global Inc.                                          10,202      $    383,697
---------------------------------------------------------------------------------
Oshkosh Truck Corp.                                       6,472           326,642
---------------------------------------------------------------------------------
Terex Corp. (a)                                           6,029           272,631
=================================================================================
                                                                          982,970
=================================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-0.52%

VeriFone Holdings, Inc. (a)                              10,316           294,522
=================================================================================

DEPARTMENT STORES-2.85%

Federated Department Stores, Inc.                        10,913           471,550
---------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                    11,156           762,959
---------------------------------------------------------------------------------
Nordstrom, Inc.                                           8,756           370,379
=================================================================================
                                                                        1,604,888
=================================================================================

DRUG RETAIL-0.15%

Longs Drug Stores Corp.                                   1,814            83,462
=================================================================================

ELECTRICAL COMPONENTS &
  EQUIPMENT-2.09%

Acuity Brands, Inc.                                         704            31,962
---------------------------------------------------------------------------------
Cooper Industries, Ltd.-Class A                           6,303           537,142
---------------------------------------------------------------------------------
Emerson Electric Co.                                      7,218           605,301
=================================================================================
                                                                        1,174,405
=================================================================================

ELECTRONIC EQUIPMENT
  MANUFACTURERS-1.16%

Amphenol Corp.-Class A                                    9,427           583,814
---------------------------------------------------------------------------------
Mettler-Toledo International
  Inc. (a)                                                1,067            70,582
=================================================================================
                                                                          654,396
=================================================================================

ENVIRONMENTAL & FACILITIES
  SERVICES-0.86%

Waste Management, Inc.                                   13,123           481,352
=================================================================================

GENERAL MERCHANDISE STORES-1.33%

Family Dollar Stores, Inc.                               25,587           748,164
=================================================================================

HEALTH CARE DISTRIBUTORS-1.29%

Cardinal Health, Inc.                                    11,019           724,389
=================================================================================

HEALTH CARE EQUIPMENT-2.24%

Becton, Dickinson and Co.                                10,002           706,841
---------------------------------------------------------------------------------
Varian Medical Systems, Inc. (a)                         10,318           550,878
=================================================================================
                                                                        1,257,719
=================================================================================

HEALTH CARE FACILITIES-1.27%

Manor Care, Inc.                                          8,579           448,510
---------------------------------------------------------------------------------
VCA Antech, Inc. (a)                                      7,447           268,539
=================================================================================
                                                                          717,049
=================================================================================

AIM V.I. Demographic Trends Fund

                                                        SHARES          VALUE
---------------------------------------------------------------------------------
HEALTH CARE SERVICES-1.61%

Caremark Rx, Inc.                                        10,211      $    578,657
---------------------------------------------------------------------------------
Quest Diagnostics Inc.                                    5,380           329,041
=================================================================================
                                                                          907,698
=================================================================================

HEALTH CARE TECHNOLOGY-0.34%

IMS Health Inc.                                           7,081           188,638
=================================================================================

HOME ENTERTAINMENT SOFTWARE-1.33%

Electronic Arts Inc. (a)                                 13,417           747,059
=================================================================================

HOUSEHOLD PRODUCTS-0.98%

Colgate-Palmolive Co.                                     8,921           553,994
=================================================================================

HYPERMARKETS & SUPER CENTERS-1.04%

Costco Wholesale Corp.                                   11,739           583,193
=================================================================================

INDUSTRIAL CONGLOMERATES-1.62%

McDermott International, Inc. (a)                        11,377           475,559
---------------------------------------------------------------------------------
Textron Inc.                                              4,976           435,400
=================================================================================
                                                                          910,959
=================================================================================

INTEGRATED OIL & GAS-1.48%

Occidental Petroleum Corp.                               17,364           835,382
=================================================================================

INTERNET SOFTWARE & SERVICES-0.98%

Google Inc.-Class A (a)                                   1,372           551,407
=================================================================================

INVESTMENT BANKING & BROKERAGE-5.80%

Goldman Sachs Group, Inc. (The)                           6,791         1,148,833
---------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                10,730           839,301
---------------------------------------------------------------------------------
Morgan Stanley                                            8,519           621,120
---------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                             36,458           652,598
=================================================================================
                                                                        3,261,852
=================================================================================

IT CONSULTING & OTHER SERVICES-0.25%

Accenture Ltd.-Class A                                    4,453           141,205
=================================================================================

MANAGED HEALTH CARE-1.19%

Health Net Inc. (a)                                      15,408           670,556
=================================================================================

MOVIES & ENTERTAINMENT-1.22%

News Corp.-Class A                                       34,972           687,200
=================================================================================

MULTI-LINE INSURANCE-2.00%

Assurant, Inc.                                           12,775           682,313
---------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                             13,449           442,203
=================================================================================
                                                                        1,124,516
=================================================================================

OIL & GAS EQUIPMENT & SERVICES-3.35%

Baker Hughes Inc.                                         9,719           662,836
---------------------------------------------------------------------------------
BJ Services Co.                                          14,635           440,953
---------------------------------------------------------------------------------
Cameron International Corp. (a)                           6,101           294,739
---------------------------------------------------------------------------------
National-Oilwell Varco Inc. (a)                           8,304           486,199
=================================================================================
                                                                        1,884,727
=================================================================================

OIL & GAS EXPLORATION &
  PRODUCTION-0.49%

Apache Corp.                                              4,364           275,805
=================================================================================

                                                        SHARES          VALUE
---------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING-1.05%

Valero Energy Corp.                                      11,491      $    591,442
=================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-2.04%

JPMorgan Chase & Co.                                     24,454         1,148,360
=================================================================================

PACKAGED FOODS & MEATS-0.35%

Campbell Soup Co.                                         5,389           196,698
=================================================================================

PHARMACEUTICALS-3.57%

Abbott Laboratories                                       5,773           280,337
---------------------------------------------------------------------------------
Allergan, Inc.                                            4,333           487,939
---------------------------------------------------------------------------------
Johnson & Johnson                                         9,175           595,825
---------------------------------------------------------------------------------
Wyeth                                                    12,618           641,499
=================================================================================
                                                                        2,005,600
=================================================================================

PROPERTY & CASUALTY INSURANCE-0.74%

Chubb Corp. (The)                                         8,023           416,875
=================================================================================

RAILROADS-0.77%

Burlington Northern Santa Fe Corp.                        5,925           435,132
=================================================================================

REGIONAL BANKS-0.49%

Cullen/Frost Bankers, Inc.                                4,807           277,941
=================================================================================

RESTAURANTS-2.10%

Burger King Holdings Inc. (a)                            22,501           359,116
---------------------------------------------------------------------------------
Darden Restaurants, Inc.                                 12,795           543,404
---------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                        9,874           278,348
=================================================================================
                                                                        1,180,868
=================================================================================

SEMICONDUCTORS-2.81%

Analog Devices, Inc.                                     14,213           417,720
---------------------------------------------------------------------------------
Freescale Semiconductor Inc.
  -Class B (a)                                            6,923           263,143
---------------------------------------------------------------------------------
Microchip Technology Inc.                                16,695           541,252
---------------------------------------------------------------------------------
Texas Instruments Inc.                                   10,795           358,934
=================================================================================
                                                                        1,581,049
=================================================================================

SOFT DRINKS-1.10%

PepsiCo, Inc.                                             9,481           618,730
=================================================================================

SPECIALTY STORES-2.38%

Office Depot, Inc. (a)                                   20,707           822,068
---------------------------------------------------------------------------------
PetSmart, Inc.                                           18,722           519,535
=================================================================================
                                                                        1,341,603
=================================================================================

SYSTEMS SOFTWARE-3.57%

Microsoft Corp.                                          31,077           849,335
---------------------------------------------------------------------------------
Red Hat, Inc. (a)                                        23,560           496,645
---------------------------------------------------------------------------------
Symantec Corp. (a)                                       31,005           659,786
=================================================================================
                                                                        2,005,766
=================================================================================

TOBACCO-0.15%

UST Inc.                                                  1,488            81,587
=================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.42%

WESCO International, Inc. (a)                             4,027           233,687
=================================================================================
    Total Domestic Common Stocks
      (Cost $ 44,954,944)                                              48,675,082
=================================================================================



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. Demographic Trends Fund

                                                        SHARES          VALUE
---------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-12.55%

AUSTRALIA-0.69%

BHP Billiton Ltd. (Diversified
  Metals & Mining) (b)                                   20,580      $    389,723
=================================================================================

BRAZIL-0.78%

Companhia Vale do Rio Doce-ADR
  (Steel)                                                20,293           437,517
=================================================================================

FINLAND-1.18%

Nokia Oyj-ADR (Communications
  Equipment)                                             33,659           662,746
=================================================================================

JAPAN-2.21%

FANUC Ltd. (Industrial
  Machinery) (b)                                          5,369           420,420
---------------------------------------------------------------------------------
KDDI Corp. (Wireless
  Telecommunication Services) (b)                            70           437,313
---------------------------------------------------------------------------------
Komatsu Ltd. (Construction &
  Farm Machinery & Heavy
  Trucks) (b)                                            22,352           388,290
=================================================================================
                                                                        1,246,023
=================================================================================

MEXICO-0.56%

America Movil S.A. de C.V.
  -Series L-ADR (Wireless
  Telecommunication Services)                             7,974           313,936
=================================================================================

SOUTH KOREA-0.71%

Kookmin Bank (Diversified
  Banks) (b)                                              5,080           397,569
=================================================================================

SWITZERLAND-4.54%

ABB Ltd. (Heavy Electrical
  Equipment) (b)                                         21,606           283,663
---------------------------------------------------------------------------------
Novartis A.G.-ADR
  (Pharmaceuticals)                                      11,376           664,814
---------------------------------------------------------------------------------
Roche Holding A.G.
  (Pharmaceuticals)                                       6,955         1,202,648
---------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers &
  Agricultural Chemicals) (b)                             2,680           404,074
=================================================================================
                                                                        2,555,199
=================================================================================

UNITED KINGDOM-1.88%

AstraZeneca PLC-ADR
  (Pharmaceuticals)                                      11,314           707,125
---------------------------------------------------------------------------------
Rio Tinto PLC (Diversified
  Metals & Mining) (b)                                    7,379           349,892
=================================================================================
                                                                        1,057,017
=================================================================================
     Total Foreign Stocks & Other
      Equity Interests
     (Cost $6,548,508)                                                  7,059,730
=================================================================================


                                                        SHARES          VALUE
---------------------------------------------------------------------------------
MONEY MARKET FUNDS-1.53%

Liquid Assets Portfolio
  -Institutional Class (c)                              430,701      $    430,701
---------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class (c)                              430,701           430,701
=================================================================================
    Total Money Market Funds
      (Cost $861,402)                                                     861,402
=================================================================================
TOTAL INVESTMENTS-100.61%
  (Cost $52,364,854)                                                   56,596,214
=================================================================================
OTHER ASSETS LESS LIABILITIES-(0.61)%                                    (343,287)
=================================================================================
NET ASSETS-100.00%                                                   $ 56,252,927
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $3,070,944, which represented 5.46% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. Demographic Trends Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM V.I. Demographic Trends Fund
    value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

AIM V.I. Demographic Trends Fund
    security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

                                                                          CHANGE IN
                                                                          UNREALIZED                                      REALIZED
                           VALUE        PURCHASES        PROCEEDS        APPRECIATION       VALUE           DIVIDEND        GAIN
FUND                     12/31/05        AT COST        FROM SALES      (DEPRECIATION)    09/30/06           INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class               $    329,174     $ 12,462,544     $(12,361,017)     $      --     $    430,701     $     23,477     $       --
------------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio
  -Institutional
  Class                         --        2,939,685       (2,508,984)            --          430,701            8,599             --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                    329,174       10,223,342      (10,552,516)            --               --           14,970             --
====================================================================================================================================
   Total
   Investments in
   Affiliates         $    658,348     $ 25,625,571     $(25,422,517)     $      --     $    861,402     $     47,046     $       --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $57,725,017 and $71,403,201, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                $  5,503,955
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (1,414,314)
======================================================================================
Net unrealized appreciation of investment securities                      $  4,089,641
______________________________________________________________________________________
======================================================================================
Cost of investments for tax purposes is $52,506,573.

                       AIM V.I. DIVERSIFIED DIVIDEND FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              VIDDI-QTR-1 9/06            A I M Advisors, Inc.

AIM V.I. Diversified Dividend Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)

                                                         SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-92.91%

AEROSPACE & DEFENSE-4.45%

Honeywell International Inc.                               150       $     6,135
--------------------------------------------------------------------------------
Raytheon Co.                                               310            14,883
--------------------------------------------------------------------------------
United Technologies Corp.                                  390            24,707
================================================================================
                                                                          45,725
================================================================================

APPAREL RETAIL-3.42%

Limited Brands, Inc.                                       810            21,457
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                       490            13,735
================================================================================
                                                                          35,192
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.13%

V.F. Corp.                                                 160            11,672
--------------------------------------------------------------------------------

ASSET MANAGEMENT & CUSTODY BANKS-2.84%

Bank of New York Co., Inc. (The)                           250             8,815
--------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                          253             8,554
--------------------------------------------------------------------------------
State Street Corp.                                         190            11,856
================================================================================
                                                                          29,225
================================================================================

AUTO PARTS & EQUIPMENT-0.98%

Johnson Controls, Inc.                                     140            10,044
================================================================================

BREWERS-1.43%

Anheuser-Busch Cos., Inc.                                  310            14,728
================================================================================

CASINOS & GAMING-1.09%

International Game Technology                              270            11,205
================================================================================

COMPUTER HARDWARE-3.43%

Hewlett-Packard Co.                                        470            17,244
--------------------------------------------------------------------------------
International Business Machines Corp.                      220            18,027
================================================================================
                                                                          35,271
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.18%

Automatic Data Processing, Inc.                            286            13,539
--------------------------------------------------------------------------------
First Data Corp.                                           211             8,862
================================================================================
                                                                          22,401
================================================================================

DISTRIBUTORS-0.67%

Genuine Parts Co.                                          160             6,901
================================================================================

DIVERSIFIED BANKS-1.25%
U.S. Bancorp                                               220             7,308
--------------------------------------------------------------------------------
Wachovia Corp.                                             100             5,580
================================================================================
                                                                          12,888
================================================================================

DIVERSIFIED CHEMICALS-1.56%

E. I. du Pont de Nemours and Co.                           250            10,710
--------------------------------------------------------------------------------


                                                         SHARES        VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS-(CONTINUED)

PPG Industries, Inc.                                        80       $     5,366
================================================================================
                                                                          16,076
================================================================================

DRUG RETAIL-0.47%

Walgreen Co.                                               110             4,883
================================================================================

ELECTRIC UTILITIES-2.64%

American Electric Power Co., Inc.                          380            13,820
--------------------------------------------------------------------------------
Exelon Corp.                                               220            13,319
================================================================================
                                                                          27,139
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.36%

Emerson Electric Co.                                       290            24,319
================================================================================

FOREST PRODUCTS-1.15%

Weyerhaeuser Co.                                           193            11,875
================================================================================

GENERAL MERCHANDISE STORES-1.24%

Target Corp.                                               230            12,708
================================================================================

HEALTH CARE EQUIPMENT-3.28%

Baxter International Inc.                                  260            11,820
--------------------------------------------------------------------------------
Medtronic, Inc.                                            300            13,932
--------------------------------------------------------------------------------
Stryker Corp.                                              162             8,033
================================================================================
                                                                          33,785
================================================================================

HOME IMPROVEMENT RETAIL-1.21%

Home Depot, Inc. (The)                                     342            12,404
================================================================================

HOUSEHOLD APPLIANCES-0.78%

Snap-on Inc.                                               180             8,019
================================================================================

HOUSEHOLD PRODUCTS-2.13%

Colgate-Palmolive Co.                                      110             6,831
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                       230            15,033
================================================================================
                                                                          21,864
================================================================================

HYPERMARKETS & SUPER CENTERS-0.91%

Wal-Mart Stores, Inc.                                      190             9,371
================================================================================

INDUSTRIAL CONGLOMERATES-2.54%

General Electric Co.                                       740            26,122
================================================================================

INDUSTRIAL GASES-0.75%

Praxair, Inc.                                              131             7,750
================================================================================

INDUSTRIAL MACHINERY-2.46%

Illinois Tool Works Inc.                                   400            17,960
--------------------------------------------------------------------------------
Pentair, Inc.                                              280             7,333
================================================================================
                                                                          25,293
================================================================================

INSURANCE BROKERS-1.15%

Marsh & McLennan Cos., Inc.                                420            11,823
================================================================================

AIM V.I. Diversified Dividend Fund




                                                        SHARES          VALUE
--------------------------------------------------------------------------------
INTEGRATED OIL & GAS-4.04%

Eni S.p.A. (Italy)(a)                                      200    $        5,943
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                          203            13,621
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                 278            13,375
--------------------------------------------------------------------------------
Total S.A.-ADR (France)                                    130             8,572
================================================================================
                                                                          41,511
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.01%

AT&T Inc.                                                  950            30,932
================================================================================

INVESTMENT BANKING & BROKERAGE-2.11%

Merrill Lynch & Co., Inc.                                  100             7,822
--------------------------------------------------------------------------------
Morgan Stanley                                             190            13,853
================================================================================
                                                                          21,675
================================================================================

MULTI-LINE INSURANCE-0.65%

Genworth Financial Inc.-Class A                            190             6,652
================================================================================

MULTI-UTILITIES-1.98%

Dominion Resources, Inc.                                   170            13,003
--------------------------------------------------------------------------------
Wisconsin Energy Corp.                                     170             7,334
================================================================================
                                                                          20,337
================================================================================

OIL & GAS DRILLING-0.44%

GlobalSantaFe Corp.                                         90             4,499
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.50%

Bank of America Corp.                                      220            11,785
--------------------------------------------------------------------------------
Citigroup Inc.                                             280            13,908
================================================================================
                                                                          25,693
================================================================================

PACKAGED FOODS & MEATS-2.21%

General Mills, Inc.                                        300            16,980
--------------------------------------------------------------------------------
Sara Lee Corp.                                             360             5,785
================================================================================
                                                                          22,765
================================================================================

PHARMACEUTICALS-10.23%

Abbott Laboratories                                        360            17,482
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                   300             7,476
--------------------------------------------------------------------------------
Johnson & Johnson                                          370            24,028
--------------------------------------------------------------------------------
Lilly (Eli) and Co.                                        290            16,530
--------------------------------------------------------------------------------
Merck & Co. Inc.                                           167             6,997
--------------------------------------------------------------------------------
Pfizer Inc.                                                770            21,837
--------------------------------------------------------------------------------
Wyeth                                                      214            10,880
================================================================================
                                                                         105,230
================================================================================

PROPERTY & CASUALTY INSURANCE-1.76%

MBIA Inc.                                                  180            11,059
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                        150             7,034
================================================================================
                                                                          18,093
================================================================================

PUBLISHING-1.22%

Gannett Co., Inc.                                          220            12,503
================================================================================

REGIONAL BANKS-3.92%

Fifth Third Bancorp                                        450            17,136
--------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                  350            10,024
--------------------------------------------------------------------------------



                                                        SHARES          VALUE
--------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

SunTrust Banks, Inc.                                       170    $       13,138
================================================================================
                                                                          40,298
================================================================================

RESTAURANTS-0.80%

OSI Restaurant Partners, Inc.                              260             8,245
--------------------------------------------------------------------------------

SEMICONDUCTORS-2.56%

Linear Technology Corp.                                    440            13,693
--------------------------------------------------------------------------------
Texas Instruments Inc.                                     380            12,635
================================================================================
                                                                          26,328
================================================================================

SOFT DRINKS-0.78%

Coca-Cola Co. (The)                                        180             8,042
================================================================================

SPECIALIZED CONSUMER SERVICES-0.93%

H&R Block, Inc.                                            440             9,566
================================================================================

SPECIALTY CHEMICALS-0.87%

Ecolab Inc.                                                210             8,992
================================================================================

SYSTEMS SOFTWARE-1.81%

Microsoft Corp.                                            680            18,584
================================================================================

THRIFTS & MORTGAGE FINANCE-2.03%

Fannie Mae                                                 240            13,418
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                  560             7,420
================================================================================
                                                                          20,838
================================================================================

TOBACCO-1.56%

Altria Group, Inc.                                         210            16,075
================================================================================
TOTAL INVESTMENTS-92.91%
  (Cost $931,236)                                                        955,541
================================================================================
OTHER ASSETS LESS LIABILITIES-7.09%                                       72,875
================================================================================
NET ASSETS-100.00%                                                $    1,028,416
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at September 30, 2006 represented 0.58% of the Fund's Net Assets. See Note 1A.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. Diversified Dividend Fund


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2006
(Unaudited)



NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM V.I. Diversified Dividend Fund

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, A I M Advisors, Inc. ("AIM") may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security.

AIM V.I. Diversified Dividend Fund

     Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund for the nine months ending September 30, 2006 was $1,001,331 and $68,524, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.



 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities              $49,686
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (25,381)
===============================================================================
Net unrealized appreciation of investment securities                    $24,305
_______________________________________________________________________________
===============================================================================
Cost of investments is the same for tax and financial statement purposes.

                        AIM V.I. DIVERSIFIED INCOME FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com             VIDIN-QTR-1 9/06             A I M Advisors, Inc.

AIM V.I. DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                  PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-82.75%

AEROSPACE & DEFENSE-0.71%

Systems 2001 Asset Trust LLC (United
   Kingdom)-Series 2001, Class G, Pass Through
   Ctfs., (INS-MBIA Insurance Corp.) 6.66%,
   09/15/13 (Acquired 02/09/05-10/27/05;
   Cost $371,887)(a)(b)(c)                        $      338,617        $356,386
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.55%

Bank of New York Institutional Capital
   Trust-Series A, Trust Pfd. Bonds, 7.78%,
   12/01/26 (Acquired 06/12/03;
   Cost $298,178)(a)(c)                                  250,000         260,863
--------------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub. Notes,
   5.22%, 02/17/07(c)                                    155,000         154,747
--------------------------------------------------------------------------------
Janus Capital Group Inc., Sr. Unsec. Notes,
   7.00%, 11/01/06(c)                                     50,000          50,047
--------------------------------------------------------------------------------
Mellon Capital II-Series B, Jr. Gtd. Sub.
   Trust Pfd. Bonds, 8.00%, 01/15/27(c)                  180,000         188,267
--------------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub.
   Notes, 5.50%, 09/15/15(c)                             125,000         122,144
================================================================================
                                                                         776,068
================================================================================

AUTOMOBILE MANUFACTURERS-1.02%

DaimlerChrysler North America Holding Corp.,
   Gtd. Floating Rate Global Notes,
   5.64%, 03/07/07(c)(d)                                 205,000         204,998
--------------------------------------------------------------------------------
   Notes,
   4.13%, 03/07/07(c)                                    305,000         303,173
================================================================================
                                                                         508,171
================================================================================

BROADCASTING & CABLE TV-6.66%

Adelphia Communications Corp., Sr. Unsec.
   Notes, 10.88%, 10/01/10(c)(e)                          90,000          56,250
--------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
   Kingdom), Unsec. Gtd. Global Notes,
   7.30%, 10/15/06(c)                                    175,000         175,075
--------------------------------------------------------------------------------
CBS Corp., Sr. Unsec. Gtd. Global Notes,
   5.63%, 05/01/07(c)                                    530,000         530,360
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.,
   Sr. Unsec. Global Notes,
   6.00%, 11/01/06(c)                                    350,000         350,108
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   3.13%, 02/01/07(c)                                    180,000         178,537
--------------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
   Unsec. Gtd. Global Notes, 9.46%,
   11/15/22(c)                                           440,000         570,900
--------------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%,
   07/15/12(c)                                           325,000         395,938
--------------------------------------------------------------------------------

                                                  PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Cox Enterprises, Inc., Notes, 8.00%,
   02/15/07 (Acquired 01/27/06-02/24/06;
   Cost $533,412)(a)(c)                           $      520,000     $   524,051
--------------------------------------------------------------------------------
CSC Holdings Inc.,
   Sr. Unsec. Notes,
   7.88%, 12/15/07(c)                                    155,000         158,488
--------------------------------------------------------------------------------
Series B,
   Sr. Unsec. Unsub. Notes,
   7.63%, 04/01/11(c)                                     55,000          56,925
--------------------------------------------------------------------------------
Emmis Operating Co., Sr. Unsec. Gtd. Sub.
   Global Notes, 6.88%, 05/15/12(c)                      160,000         160,800
--------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
   Unsec. Deb., 8.38%, 03/15/23(c)                       150,000         171,969
================================================================================
                                                                       3,329,401
================================================================================

CASINOS & GAMING-1.91%

Caesars Entertainment, Inc., Sr. Unsec.
   Notes, 8.50%, 11/15/06(c)                             590,000         593,009
--------------------------------------------------------------------------------
Harrah's Operating Co., Inc., Unsec. Gtd.
   Global Notes, 7.13%, 06/01/07(c)                      360,000         363,222
================================================================================
                                                                         956,231
================================================================================

CONSUMER FINANCE-6.17%

Capital One Capital I, Sub. Floating Rate
   Trust Pfd. Bonds, 7.04%, 02/01/27
   (Acquired 09/15/04-04/12/06;
   Cost $486,249)(a)(c)(d)                               480,000         484,070
--------------------------------------------------------------------------------
Ford Motor Credit Co., Floating Rate Medium
   Term Notes,
   6.19%, 09/28/07(c)(d)                                 240,000         237,635
--------------------------------------------------------------------------------
   Notes,
   6.63%, 06/16/08(c)                                    240,000         236,508
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   4.95%, 01/15/08(c)                                  1,000,000         975,870
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
   Floating Rate Medium Term Notes,
   6.41%, 01/16/07(c)(d)                                 720,000         720,455
--------------------------------------------------------------------------------
   6.24%, 03/20/07(c)(d)                                 130,000         129,859
--------------------------------------------------------------------------------
   Series GM,
   Sr. Medium Term Notes,
   6.31%, 11/30/07(c)                                    302,000         300,780
================================================================================
                                                                       3,085,177
================================================================================

DIVERSIFIED BANKS-7.65%

Abbey National PLC (United Kingdom), Sub.
   Yankee Notes, 7.35%(c)(f)                             250,000         251,642
--------------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
   Notes, 9.03%, 03/15/29 (Acquired
   04/21/05-05/11/06; Cost $493,483)(a)(c)               400,000         496,760
--------------------------------------------------------------------------------

AIM V.I. DIVERSIFIED INCOME FUND

                                                  PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

BankAmerica Institutional-Series A, Gtd. Trust
   Pfd. Bonds, 8.07%, 12/31/26 (Acquired
   02/15/06-09/26/06; Cost $209,596)(a)(c)        $      200,000     $   209,352
--------------------------------------------------------------------------------
BankBoston Capital Trust II-Series B, Gtd.
   Trust Pfd. Bonds, 7.75%, 12/15/26(c)                  180,000         187,934
--------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom),
   Floating Rate Global Notes, 4.69%,
   08/08/07 (Acquired 04/06/06; Cost
   $99,481)(a)(c)(g)                                     100,000         100,040
--------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
   Notes, 8.85%, 06/01/27 (Acquired
   05/22/03; Cost $632,715)(a)(c)                        500,000         531,675
--------------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
   Notes, 8.23%, 02/01/27(c)                             260,000         272,802
--------------------------------------------------------------------------------
Golden State Bancorp Inc., Sub. Deb.,
   10.00%, 10/01/06(c)                                    10,000          10,001
--------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
   Unsec. Sub. Floating Rate Euro Notes,
   5.75%(c)(f)(h)                                        180,000         160,599
--------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
   Islands), Gtd. Sub. Second Tier Euro
   Bonds, 8.38%(c)(f)                                    100,000         105,989
--------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
   Rate Euro Deb., 5.63%, 08/29/87(c)(h)                 200,000         163,594
--------------------------------------------------------------------------------
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub. Floating
   Rate Euro Notes, 5.69%(c)(f)(h)                       280,000         247,538
--------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
   8.25%, 11/01/24(c)                                    140,000         174,702
--------------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd.
   Global Notes, 5.51%(c)(f)                             120,000         117,168
--------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
   Second Tier Euro Notes, 8.15%(c)(f)                   280,000         292,833
--------------------------------------------------------------------------------
US Trust Capital Trust-Series A, Trust Pfd.
   Bonds, 8.41%, 02/01/27 (Acquired
   02/15/06; Cost $277,014)(a)(c)                        260,000         273,416
--------------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating
   Rate Notes, 6.14%, 09/21/07 (Acquired
   12/14/05; Cost $230,000)(a)(c)(d)                     230,000         230,661
================================================================================
                                                                       3,826,706
================================================================================

DRUG RETAIL-0.16%

Rite Aid Corp., Sr. Unsec. Unsub. Notes,
   7.13%, 01/15/07(c)                                     80,000          80,300
================================================================================

ELECTRIC UTILITIES-3.14%

Indiana Michigan Power Co.-Series C, Sr.
   Unsec. Notes, 6.13%, 12/15/06(c)                      300,000         300,390
--------------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
   Notes, 13.50%, 07/15/08(c)                            160,000         179,200
--------------------------------------------------------------------------------
Potomac Electric Power Co.-Series A, Medium
   Term Notes, 7.64%, 01/17/07(c)                        100,000         100,515
--------------------------------------------------------------------------------

                                                  PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Sierra Pacific Power Co.-Series C, Medium
   Term Notes, 6.62%, 11/29/06(c)                 $      650,000     $   654,472
--------------------------------------------------------------------------------
Southern Co. Capital Trust I, Gtd. Trust
   Pfd. Notes, 8.19%, 02/01/37(c)                        320,000         335,254
================================================================================
                                                                       1,569,831
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.08%

Waste Management, Inc., Unsec. Notes,
   7.00%, 10/15/06(c)                                     40,000          40,015
================================================================================

FOOD RETAIL-1.19%

Kroger Co. (The),
   Notes,
   7.80%, 08/15/07(c)                                    240,000         244,733
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   7.65%, 04/15/07(c)                                    260,000         262,793
--------------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes, 7.00%,
   09/15/07(c)                                            88,000          89,163
================================================================================
                                                                         596,689
================================================================================

GAS UTILITIES-0.98%

Consolidated Natural Gas Co.-Series B, Sr.
   Unsec. Unsub. Notes, 5.38%, 11/01/06(c)               490,000         489,912
================================================================================

GENERAL MERCHANDISE STORES-0.16%

Pantry, Inc. (The), Sr. Sub. Global Notes,
   7.75%, 02/15/14(c)                                     80,000          80,200
================================================================================

HEALTH CARE DISTRIBUTORS-0.43%

Cardinal Health, Inc., Sr. Unsec. Notes,
   7.30%, 10/15/06(c)                                    215,000         215,105
================================================================================

HEALTH CARE SERVICES-1.41%

Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%,
   10/01/06(c)                                           550,000         550,022
--------------------------------------------------------------------------------
Orlando Lutheran Towers Inc., Bonds, 7.75%,
   07/01/11(c)                                           155,000         154,307
================================================================================
                                                                         704,329
================================================================================

HOME IMPROVEMENT RETAIL-0.16%

Sherwin-Williams Co. (The), Sr. Notes,
   6.85%, 02/01/07(c)                                     80,000          80,346
================================================================================

HOMEBUILDING-1.28%

D.R. Horton, Inc.,
   Sr. Unsec. Gtd. Notes,
   8.00%, 02/01/09(c)                                    200,000         210,066
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   7.88%, 08/15/11(c)                                    400,000         427,364
================================================================================
                                                                         637,430
================================================================================

HOTELS, RESORTS & CRUISE LINES-0.39%

Intrawest Corp. (Canada), Sr. Unsec. Global
Notes, 7.50%, 10/15/13(c)                                180,000         193,275
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. DIVERSIFIED INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES-0.16%

Maytag Corp.-Series E, Medium Term Notes,
   6.88%, 12/01/06(c)                             $       80,000     $    80,155
================================================================================

HOUSEWARES & SPECIALTIES-0.05%

Newell Rubbermaid Inc., Unsec. Notes,
   6.00%, 03/15/07(c)                                     25,000          25,046
================================================================================

INSURANCE BROKERS-0.83%

Aon Corp., Unsec. Notes, 6.95%, 01/15/07(c)               20,000          20,074
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., Sr. Unsec.
   Global Notes, 5.38%, 03/15/07(c)                      395,000         394,822
================================================================================
                                                                         414,896
================================================================================

INTEGRATED OIL & GAS-2.37%

ConocoPhillips, Unsec. Deb., 7.13%,
   03/15/28(c)                                           300,000         313,296
--------------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
   Sr. Unsec. Yankee Notes,
   7.13%, 11/15/06(c)                                    300,000         300,564
--------------------------------------------------------------------------------
   Yankee Bonds,
   8.90%, 08/15/28(c)                                    540,000         569,700
================================================================================
                                                                       1,183,560
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.62%

Embarq Corp.,
   Sr. Unsec. Notes,
   6.74%, 06/01/13(c)                                    240,000         247,135
--------------------------------------------------------------------------------
   7.08%, 06/01/16(c)                                    400,000         409,556
--------------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
   Medium Term Notes, 6.68%, 11/28/07(c)                 290,000         294,106
--------------------------------------------------------------------------------
TCI Communications Financing III, Gtd.
   Trust Pfd. Bonds, 9.65%, 03/31/27(c)                  450,000         480,807
--------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
   06/01/07(c)                                           250,000         253,255
--------------------------------------------------------------------------------
Verizon California Inc.-Series G, Unsec.
   Deb., 5.50%, 01/15/09(c)                              160,000         160,544
--------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
   8.75%, 11/01/21(c)                                    460,000         552,833
--------------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
   Deb., 6.13%, 01/15/13(c)                              120,000         121,390
--------------------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%,
   12/01/33(c)                                           180,000         183,236
--------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec.
   Global Deb., 4.63%, 03/15/13(c)                       648,000         605,887
================================================================================
                                                                       3,308,749
================================================================================

INTERNET RETAIL-0.28%

Expedia, Inc., Putable Bonds, 7.46%,
   08/15/13 (Acquired 08/16/06; Cost
   $135,000)(a)(c)                                       135,000         141,997
================================================================================

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-0.16%

Dryden Investor Trust, Bonds, 7.16%,
   07/23/08 (Acquired 04/10/06; Cost
   $31,022)(a)(c)                                 $       30,475     $    30,993
--------------------------------------------------------------------------------
Jefferies Group, Inc.-Series B, Sr. Unsec.
   Notes, 7.50%, 08/15/07(c)                              50,000          50,845
================================================================================
                                                                          81,838
================================================================================

LEISURE PRODUCTS-0.86%

Brunswick Corp., Unsec. Unsub. Notes,
   6.75%, 12/15/06(c)                                    430,000         430,907
================================================================================

LIFE & HEALTH INSURANCE-2.40%

Americo Life Inc., Notes, 7.88%, 05/01/13
   (Acquired 04/25/03; Cost $93,875)(a)(c)                95,000          95,889
--------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
   (INS-Financial Security Assurance Inc.)
   7.25%, 12/18/23 (Acquired
   01/22/04-01/29/04; Cost
   $588,417)(a)(b)(c)                                    500,000         583,220
--------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
   8.00%, 10/30/06(c)                                    150,000         150,257
--------------------------------------------------------------------------------
Sun Life Canada (U.S.) Capital Trust, Gtd.
   Trust Pfd. Notes, 8.53%, (Acquired
   02/13/06; Cost $375,519)(a)(c)(f)                     350,000         370,681
================================================================================
                                                                       1,200,047
================================================================================

MANAGED HEALTH CARE-0.26%

CIGNA Corp., Unsec. Notes, 7.40%,
   05/15/07(c)                                           130,000         131,440
================================================================================

METAL & GLASS CONTAINERS-0.29%

Owens-Brockway Glass Container Inc., Sr.
   Unsec. Gtd. Global Notes, 8.25%,
   05/15/13(c)                                           140,000         143,850
================================================================================

MOVIES & ENTERTAINMENT-1.64%

News America Holdings Inc., Sr. Unsec. Gtd.
   Deb., 7.75%, 12/01/45(c)                              205,000         229,581
--------------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Deb., 9.15%,
   02/01/23(c)                                           480,000         589,301
================================================================================
                                                                         818,882
================================================================================

MULTI-UTILITIES-1.58%

Ameren Corp., Bonds, 4.26%, 05/15/07(c)                  195,000         193,602
--------------------------------------------------------------------------------
Dominion Capital Trust I, Jr. Unsec. Gtd.
   Trust Pfd. Bonds, 7.83%, 12/01/27(c)                  400,000         417,128
--------------------------------------------------------------------------------
PSI Energy, Inc., Unsec. Deb., 7.85%,
   10/15/07(c)                                            65,000          66,579
--------------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(c)              70,000          69,666
--------------------------------------------------------------------------------
Southwestern Public Service Co.-Series B,
   Sr. Unsec. Notes, 5.13%, 11/01/06(c)                   45,000          44,985
================================================================================
                                                                         791,960
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. DIVERSIFIED INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-2.34%

Pemex Project Funding Master Trust,
   Sr. Unsec. Gtd. Notes,
   5.75%, 12/15/15 (Acquired 01/26/06; Cost
   $79,111)(a)(c)                                 $       80,000     $    78,160
--------------------------------------------------------------------------------
   Unsec. Gtd. Unsub. Global Notes,
   5.75%, 12/15/15(c)                                    245,000         239,365
--------------------------------------------------------------------------------
   8.63%, 02/01/22(c)                                    675,000         811,721
--------------------------------------------------------------------------------
Union Pacific Resources Group Inc., Unsec.
   Notes, 7.00%, 10/15/06(c)                              40,000          40,016
================================================================================
                                                                       1,169,262
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-9.75%

BankAmerica Capital II-Series 2, Jr. Unsec.
   Gtd. Sub. Trust Pfd. Notes, 8.00%,
   12/15/26(c)                                           130,000         135,914
--------------------------------------------------------------------------------
Countrywide Capital I, Gtd. Trust Pfd.
   Notes, 8.00%, 12/15/26(c)                             250,000         251,342
--------------------------------------------------------------------------------
General Electric Capital Corp., Unsec.
   Floating Rate Putable Deb., 5.08%,
   09/01/07(c)(g)                                         50,000          49,878
--------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
   Bonds, 9.87% (Acquired
   06/16/04-03/03/06; Cost
   $787,636)(a)(c)(f)                                    700,000         755,251
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(c)                                    127,500         128,656
--------------------------------------------------------------------------------
   Series 1999-2, Class A1,
   Global Bonds,
   9.69%, 08/15/09(c)                                    402,000         425,907
--------------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
   Notes, 4.13%, 03/12/09 (Acquired
   03/04/04; Cost $399,732)(a)(c)                        400,000         369,188
--------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands),
   Sr. Notes,
   9.25%, 03/15/30 (Acquired
   01/10/03-09/22/04; Cost $525,327)(a)(c)               453,889         517,188
--------------------------------------------------------------------------------
   Class A-1a,
   Sr. Floating Rate Notes,
   5.82%, 01/25/36 (Acquired 03/21/05; Cost
   $499,929)(a)(c)(d)                                    499,929         487,610
--------------------------------------------------------------------------------
Residential Capital Corp., Sr. Unsec.
   Floating Rate Global Notes, 6.74%,
   06/29/07(c)(d)                                        250,000         251,471
--------------------------------------------------------------------------------
Toll Road Investors Partnership II,
   L.P.-Series 2005 A, Disc. Bonds,
   (INS-MBIA Insurance Corp.) 5.45%,
   02/15/45 (Acquired 03/11/05-03/22/06;
   Cost $582,017)(a)(b)(c)(i)                          4,958,969         630,290
--------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating
   Rate Pass Through Ctfs., 6.33%
   (Acquired 12/07/04-04/03/06; Cost
   $500,332)(a)(c)(f)(g)                                 500,000         500,874
--------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
   Second Tier Euro Bonds, 8.75%(c)(f)                   250,000         264,162
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL
   SERVICES-(CONTINUED)

Windsor Financing LLC, Sr. Gtd. Notes,
   5.88%, 07/15/17 (Acquired 02/07/06; Cost
   $105,570)(a)(c)                                $      105,570     $   104,885
================================================================================
                                                                       4,872,616
================================================================================

PACKAGED FOODS & MEATS-0.96%

Tyson Foods, Inc., Sr. Unsec. Global Notes,
   7.25%, 10/01/06(c)                                    480,000         480,019
================================================================================

PAPER PRODUCTS-0.18%

International Paper Co., Unsec. Notes,
   7.63%, 01/15/07(c)                                     91,000          91,516
================================================================================

PROPERTY & CASUALTY INSURANCE-5.02%

Executive Risk Capital Trust-Series B, Gtd.
   Trust Pfd. Bonds, 8.68%, 02/01/27(c)                  260,000         273,507
--------------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
   Pfd. Notes, 8.50%, 04/15/12(c)                        790,000         843,910
--------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Sub. Deb., 8.00%, 09/15/34
   (Acquired 04/29/05-06/09/05; Cost
   $352,536)(a)(c)                                       330,000         330,502
--------------------------------------------------------------------------------
Oil Insurance Ltd.,
   Notes,
   7.56% (Acquired 06/15/06; Cost
   $870,000)(a)(c)(f)                                    870,000         899,101
--------------------------------------------------------------------------------
   Sr. Unsec. Floating Rate Notes,
   5.53%, 10/06/06 (Acquired 10/12/05; Cost
   $158,800)(a)(c)(g)                                    160,000         159,999
================================================================================
                                                                       2,507,019
================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.73%

Southern Investments UK PLC (United Kingdom),
   Gtd. Trust Pfd. Yankee Notes,
   8.23%, 02/01/27(c)                                    270,000         283,500
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Yankee Notes,
   6.80%, 12/01/06(c)                                     80,000          80,165
================================================================================
                                                                         363,665
================================================================================

REGIONAL BANKS-2.71%

Cullen/Frost Capital Trust I, Unsec. Sub.
   Floating Rate Notes, 6.95%,
   03/01/34(c)(d)                                        600,000         613,386
--------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
   Trust Pfd. Bonds, 5.97%, 06/01/28(c)(d)               100,000          97,313
--------------------------------------------------------------------------------
Popular North America Inc.-Series F, Medium
   Term Notes, 5.20%, 12/12/07(c)                        140,000         139,654
--------------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
   06/15/14(c)                                           175,000         172,097
--------------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
   9.63%, 05/15/12(c)                                    290,000         332,253
================================================================================
                                                                       1,354,703
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM V.I. DIVERSIFIED INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
REINSURANCE-1.26%

Reinsurance Group of America, Inc., Jr.
   Unsec. Sub. Deb., 6.75%, 12/15/65(c)           $      165,000     $   160,799
--------------------------------------------------------------------------------
Stingray Pass-Through Trust, Pass Through
   Ctfs., 5.90%, 01/12/15 (Acquired
   01/07/05-11/03/05; Cost $493,840)(a)(c)               500,000         470,000
================================================================================
                                                                         630,799
================================================================================

SOVEREIGN DEBT-0.67%

Russian Federation (Russia)-REGS, Unsec.
   Unsub. Euro Bonds, 10.00%, 06/26/07
   (Acquired 05/14/04; Cost $364,406)(a)(c)              325,000         336,180
================================================================================

SPECIALIZED REIT'S-0.99%

Health Care Property Investors, Inc.,
   Floating Rate Medium Term Notes,
   5.84%, 09/15/08(c)(d)                                 150,000         150,077
--------------------------------------------------------------------------------
   Notes,
   5.63%, 05/01/17(c)                                    180,000         171,259
--------------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
   05/15/15(c)                                           175,000         173,645
================================================================================
                                                                         494,981
================================================================================

SPECIALTY CHEMICALS-0.90%

ICI North America, Unsec. Gtd. Deb., 8.88%,
   11/15/06(c)                                           240,000         240,823
--------------------------------------------------------------------------------
NewMarket Corp., Sr. Unsec. Gtd. Global
   Notes, 8.88%, 05/01/10(c)                             200,000         208,000
================================================================================
                                                                         448,823
================================================================================

THRIFTS & MORTGAGE FINANCE-1.03%

Dime Capital Trust I-Series A, Gtd. Trust
   Pfd. Notes, 9.33%, 05/06/27(c)                        110,000         117,124
--------------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
   Pfd. Notes, 9.10%, 06/01/27(c)                        275,000         292,625
--------------------------------------------------------------------------------
Washington Mutual Capital I, Gtd. Sub.
   Trust Pfd. Notes, 8.38%, 06/01/27(c)                  100,000         105,314
================================================================================
                                                                         515,063
================================================================================

TOBACCO-1.03%

Altria Group, Inc., Unsec. Notes, 7.20%,
   02/01/07(c)                                           510,000         512,535
================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.83%

Western Power Distribution Holdings Ltd.
   (United Kingdom), Unsec. Unsub. Notes,
   7.38%, 12/15/28 (Acquired
   01/25/05-03/03/05; Cost $428,237)(a)(c)               375,000         416,381
================================================================================

TRUCKING-1.36%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
   8.25%, 12/01/08(c)                                    650,000         678,789
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.44%

Sprint Nextel Corp., Deb., 9.25%,
   04/15/22(c)                                           180,000         220,808
================================================================================

                                                  PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
Total U.S. Dollar Denominated Bonds & Notes
   (Cost $41,794,842)                                                $41,372,058
================================================================================

U.S. MORTGAGE-BACKED SECURITIES-12.22%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-3.12%

   Pass Through Ctfs.,
   8.50%, 03/01/10(c)                                        475             480
--------------------------------------------------------------------------------
   6.50%, 05/01/16 to 08/01/32(c)                         32,821          33,562
--------------------------------------------------------------------------------
   6.00%, 05/01/17 to 11/01/33(c)                        282,978         285,585
--------------------------------------------------------------------------------
   5.50%, 09/01/17(c)                                    107,664         107,907
--------------------------------------------------------------------------------
   Pass Through Ctfs., TBA,
   4.50%, 10/01/21(c)(j)                                 200,000         192,688
--------------------------------------------------------------------------------
   5.00%, 10/01/21 to 10/01/36(c)(j)                     969,580         940,237
================================================================================
                                                                       1,560,459
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-8.52%

   Pass Through Ctfs.,
   7.00%, 02/01/16 to 09/01/32(c)                         48,649          50,048
--------------------------------------------------------------------------------
   6.50%, 05/01/16 to 10/01/35(c)                        178,278(k)      182,387
--------------------------------------------------------------------------------
   5.00%, 11/01/18(c)                                    102,945         101,470
--------------------------------------------------------------------------------
   7.50%, 04/01/29 to 10/01/29(c)                        107,923         112,078
--------------------------------------------------------------------------------
   8.00%, 04/01/32(c)                                     26,572          28,054
--------------------------------------------------------------------------------
   Pass Through Ctfs., TBA,
   5.00%, 10/01/21(c)(j)                                 250,000         245,703
--------------------------------------------------------------------------------
   5.50%, 10/01/21 to 10/01/36(c)(j)                   2,550,000       2,521,172
--------------------------------------------------------------------------------
   6.00%, 10/01/21 to 10/01/36(c)(j)                     808,394         812,579
--------------------------------------------------------------------------------
   6.50%, 10/01/36(c)(j)                                 200,000         203,688
================================================================================
                                                                       4,257,179
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-0.58%

   Pass Through Ctfs.,
   7.50%, 06/15/23(c)                                     25,039          26,081
--------------------------------------------------------------------------------
   8.50%, 11/15/24(c)                                     20,102          21,720
--------------------------------------------------------------------------------
   7.00%, 07/15/31 to 08/15/31(c)                          5,421           5,600
--------------------------------------------------------------------------------
   6.50%, 11/15/31 to 09/15/32(c)                         44,734          45,974
--------------------------------------------------------------------------------
   6.00%, 12/15/31 to 11/15/32(c)                         66,052          66,986
--------------------------------------------------------------------------------
   5.50%, 02/15/34(c)                                    124,654(k)      123,963
================================================================================
                                                                         290,324
================================================================================
   Total U.S. Mortgage-Backed Securities
      (Cost $6,102,472)                                                6,107,962
================================================================================

ASSET-BACKED SECURITIES-5.89%

COLLATERALIZED MORTGAGE OBLIGATIONS-0.25%

Federal Home Loan Bank (FHLB)-Series
   TQ-2015, Class A, Pass Through Ctfs.,
   5.07%, 10/20/15(c)                                    125,737         124,899
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-5

AIM V.I. DIVERSIFIED INCOME FUND

                                                  PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
MULTI-SECTOR HOLDINGS-0.40%

Longport Funding Ltd.-Series 2005-2A, Class
   A1J, Floating Rate Bonds, 5.97%,
   02/03/40 (Acquired 03/31/05; Cost
   $200,000)(a)(d)(l)                             $      200,000     $   200,000
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.55%

Citicorp Lease Pass-Through Trust-Series
   1999-1, Class A2, Pass Through Ctfs.,
   8.04%, 12/15/19 (Acquired
   07/14/00-07/27/05; Cost $781,505)(a)(c)               675,000         802,091
--------------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs.,
   5.65%, 01/17/17 (Acquired 11/04/04; Cost
   $512,705)(a)(l)                                       500,000         497,615
--------------------------------------------------------------------------------
Patrons' Legacy 2004-I-Series A, Ctfs.,
   6.67%, 03/04/19 (Acquired 04/30/04; Cost
   $972,222)(a)(l)                                       972,222         975,722
================================================================================
                                                                       2,275,428
================================================================================

PROPERTY & CASUALTY INSURANCE-0.69%

North Front Pass-Through Trust, Bonds,
   5.81%, 12/15/24 (Acquired 12/08/04; Cost
   $351,994)(a)(c)                                       350,000         345,408
================================================================================
      Total Asset-Backed Securities
         (Cost $2,934,439)                                             2,945,735
================================================================================

MUNICIPAL OBLIGATIONS-3.80%

Detroit (City of), Michigan; Series 2005 A-1,
   Taxable Capital Improvement Limited Tax GO,
   (INS-Ambac Assurance Corp.)
   4.96%, 04/01/20 (b)(c)                                130,000         122,450
--------------------------------------------------------------------------------
Florida (State of) Development Finance Corp.
   (Palm Bay); Series 2006 B, Taxable RB,
    7.50%, 05/15/17 (c)                                   65,000          64,407
--------------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
   Improvement Bond Bank; Series 2005 A,
   Taxable RB,
   4.87%, 07/15/16(c)                                    100,000          96,595
--------------------------------------------------------------------------------
   5.22%, 07/15/20(c)                                    125,000         122,346
--------------------------------------------------------------------------------
   5.28%, 01/15/22(c)                                    100,000          97,500
--------------------------------------------------------------------------------
Industry (City of), California Urban
   Development Agency (Project 3); Series
   2003, Taxable Allocation RB,
   (INS-MBIA Insurance Corp.)
   6.10%, 05/01/24 (b)(c)                                650,000         667,875
--------------------------------------------------------------------------------
Michigan (State of), Western Michigan
   University; Series 2005, Taxable RB,
   (INS-Ambac Assurance Corp.)
   4.41%, 11/15/14 (b)(c)                                 90,000          87,173
--------------------------------------------------------------------------------
New Hampshire (State of); Series 2005 B,
   Taxable Unlimited Tax GO,
   4.65%, 05/15/15 (c)                                   125,000         120,938
--------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
   Corp.; Series 2004,
   Taxable Rental Car Facility Charge RB (INS-
      Financial Guaranty Insurance Co.),
   3.69%, 07/01/07(b)(c)                                 225,000         222,466
--------------------------------------------------------------------------------

                                                  PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
   4.21%, 07/01/08(b)(c)                          $      300,000     $   295,437
================================================================================
      Total Municipal Obligations
         (Cost $1,924,952)                                             1,897,187
================================================================================

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS-3.09%

LIFE & HEALTH INSURANCE-0.38%

Aegon N.V., 6.38% Pfd. (Netherlands)                       7,500         189,675
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-1.01%

Auction Pass-Through Trust -Series 2001-4,
   Class A, 6.00% Floating Rate Pass
   Through Ctfs., (Acquired 07/26/06; Cost
   $500,583)(a)(d)(l)(m)                                       2         505,500
================================================================================

THRIFTS & MORTGAGE FINANCE-1.10%

Fannie Mae,
   Series J,
   4.72% Floating Rate Pfd.(n)                             5,550         277,222
--------------------------------------------------------------------------------
   Series K,
   5.40% Floating Rate Pfd.(n)                             5,450         273,863
================================================================================
                                                                         551,085
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.60%

Telephone & Data Systems, Inc. -Series A,
   7.60% Pfd.                                             12,000         300,120
================================================================================
   Total Preferred Stocks
      (Cost $1,549,171)                                                1,546,380
================================================================================

                                                  PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-0.99%

U.S. TREASURY NOTES-0.99%
   3.00%, 12/31/06(c)                             $      200,000         198,984
--------------------------------------------------------------------------------
   2.25%, 02/15/07(c)                                    300,000         296,931
================================================================================
   Total U.S. Treasury Securities
      (Cost $495,779)                                                    495,915
================================================================================

NON-U.S. DOLLAR DENOMINATED BONDS &
   NOTES-0.89%(O)

JAPAN-0.89%

Takefuji Corp. (Consumer Finance), Sr.
   Unsec. Medium Term Euro Notes,
   1.01%, 03/01/34
   (Cost $525,591)(l)                             JPY100,000,000         446,354
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-6

AIM V.I. DIVERSIFIED INCOME FUND

                                                  PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-0.59%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-0.59%

Unsec. Floating Rate Global Notes, 5.46%,
   02/17/09
   (Cost $300,000)(c)(g)                          $      300,000     $   291,942
================================================================================

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-0.00%

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc. -Wts., expiring 08/15/10
   (Acquired 11/15/00; Cost $0)
   (a)(l)(m)(p)                                              275               0
================================================================================
TOTAL INVESTMENTS-110.22%
   (Cost $55,627,246)                                                 55,103,533
================================================================================
OTHER ASSETS LESS LIABILITIES-(10.22)%                                (5,108,054)
================================================================================
NET ASSETS-100.00%                                                   $49,995,479
================================================================================

Investment Abbreviations:

Ctfs.    -- Certificates
Deb.     -- Debentures
Disc.    -- Discounted
GO       -- General Obligation Bonds
Gtd.     -- Guaranteed
INS      -- Insurer
JPY      -- Japanese Yen
Jr.      -- Junior
Pfd.     -- Preferred
RB       -- Revenue Bonds
REGS     -- Regulation S
REIT     -- Real Estate Investment Trust
Sec.     -- Secured
Sr.      -- Senior
Sub.     -- Subordinated
TBA      -- To Be Announced
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated
Wts.     -- Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $14,071,999, which represented 28.15% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2006 was $51,437,462, which represented 102.88% of the Fund's Net Assets. See Note 1A.

(d) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2006.

(e) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at September 30, 2006 represented 0.11% of the Fund's Net Assets.

(f)  Perpetual bond with no specified maturity date.

(g) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2006.

(h) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2006.

(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(j) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(k) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(l) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2006 was $2,625,191, which represented 5.25% of the Fund's Net Assets.

(m) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2006 was $505,500, which represented 1.01% of the Fund's Net Assets. See Note 1A.

(n) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on September 30, 2006.

(o) Foreign denominated security. Principal amount is denominated in currency indicated.

(p) Non-income producing security acquired as part of a unit with or in exchange for other securities.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-7

AIM V.I. DIVERSIFIED INCOME FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

               Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM V.I. DIVERSIFIED INCOME FUND
          value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

               Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy

AIM V.I. DIVERSIFIED INCOME FUND
          or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

     E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

     F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     G. COVERED CALL OPTIONS - The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     H. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could

AIM V.I. DIVERSIFIED INCOME FUND
          be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

     I. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     J. LOWER-RATED SECURITIES - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

     K. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

     NOTE 2--INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

                                                                      CHANGE IN
                                                                     UNREALIZED                           REALIZED
                             VALUE     PURCHASES      PROCEEDS      APPRECIATION      VALUE    DIVIDEND     GAIN
FUND                       12/31/05     AT COST      FROM SALES    (DEPRECIATION)   09/30/06    INCOME     (LOSS)
------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
   Institutional Class     $124,432   $ 8,700,765   $ (8,825,197)        $--           $--      $ 5,757      $--
------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
   Institutional Class           --     1,845,886     (1,845,886)         --            --        1,419       --
------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
   Institutional Class      124,432     6,863,019     (6,987,451)         --            --        4,358       --
==================================================================================================================
TOTAL INVESTMENTS IN
   AFFILIATES              $248,864   $17,409,670   $(17,658,534)        $--           $--      $11,534      $--
==================================================================================================================

AIM V.I. DIVERSIFIED INCOME FUND

     NOTE 3 -- FUTURES CONTRACTS

     On September 30, 2006, $260,037 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                          OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------
                                                                             UNREALIZED
                             NUMBER OF         MONTH/           VALUE       APPRECIATION
         CONTRACT            CONTRACTS       COMMITMENT        09/30/06    (DEPRECIATION)
-----------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-Trade        8      March-07/Long       $ 1,896,500      $(11,277)
-----------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-Trade       12      December-06/Long      2,839,950       (25,773)
-----------------------------------------------------------------------------------------
U.S.Treasury 2 Year Notes        29      December-06/Long      5,930,500        15,505
-----------------------------------------------------------------------------------------
U.S.Treasury 5 Year Notes        40      December-06/Long      4,220,625           400
-----------------------------------------------------------------------------------------
U.S.Treasury 10 Year Notes       95      December-06/Long     10,265,937       104,247
-----------------------------------------------------------------------------------------
U.S.Treasury 30 Year Notes       15      December-06/Long      1,686,093        33,721
-----------------------------------------------------------------------------------------
Long Gilt                        10      December-06/Long      2,060,004        (7,736)
-----------------------------------------------------------------------------------------
   SUBTOTAL                                                   28,899,609       109,087
=========================================================================================
U.S.Treasury 5 Year Notes         2      December-06/Short      (211,031)       (1,474)
-----------------------------------------------------------------------------------------
Japan 10 Year Bond                1      December-06/Short    (1,141,067)       (7,535)
-----------------------------------------------------------------------------------------
   SUBTOTAL                                                   (1,352,098)       (9,009)
=========================================================================================
                                                             $27,547,511      $100,078
=========================================================================================

     NOTE 4 - OPTIONS CONTRACTS WRITTEN

                  TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------
                      CALL OPTION CONTRACTS   PUT OPTION CONTRACTS
------------------------------------------------------------------
                       NUMBER OF   PREMIUMS   NUMBER OF   PREMIUMS
                       CONTRACTS   RECEIVED   CONTRACTS   RECEIVED
------------------------------------------------------------------
Beginning of period        --      $    --        --      $    --
------------------------------------------------------------------
Written                    20        3,400        42        6,790
------------------------------------------------------------------
Closed                     --           --       (26)      (3,995)
------------------------------------------------------------------
Expired                   (20)      (3,400)      (16)      (2,795)
==================================================================
End of period              --      $    --        --      $    --
==================================================================

AIM V.I. DIVERSIFIED INCOME FUND

     NOTE 5 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $32,317,301 and $36,695,636, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 304,354
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (825,717)
===============================================================================
Net unrealized appreciation (depreciation) of investment securities   $(521,363)
===============================================================================

Cost of investments for tax purposes is $55,624,896.

                             AIM V.I. DYNAMICS FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com             I-VIDYN-QTR-1 9/06           A I M Advisors, Inc.

AIM V.I. Dynamics Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)

                                                                                  SHARES                       VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--98.68%

ADVERTISING-0.99%

Clear Channel Outdoor Holdings, Inc.-Class A (a)(b)                               60,641                     $ 1,237,076
========================================================================================================================

AEROSPACE & DEFENSE-2.58%

Armor Holdings, Inc.(a)                                                           10,987                         629,885
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                                  4,981                         390,162
------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                         34,715                       2,192,599
========================================================================================================================
                                                                                                               3,212,646
========================================================================================================================

AGRICULTURAL PRODUCTS-1.05%

Bunge Ltd.                                                                        11,991                         694,878
------------------------------------------------------------------------------------------------------------------------
Corn Products International, Inc.                                                 18,722                         609,214
========================================================================================================================
                                                                                                               1,304,092
========================================================================================================================

AIR FREIGHT & LOGISTICS-1.26%

UTI Worldwide, Inc.                                                               56,038                       1,567,383
========================================================================================================================

ALTERNATIVE CARRIERS-1.82%

Level 3 Communications, Inc.(a)                                                  166,591                         891,262
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Inc.-Class A (a)                                              72,300                       1,374,423
========================================================================================================================
                                                                                                               2,265,685
========================================================================================================================

APPAREL RETAIL-1.03%

Abercrombie & Fitch Co.-Class A                                                   18,359                       1,275,583
========================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-3.64%

Carter's, Inc.(a)                                                                 51,395                       1,356,314
------------------------------------------------------------------------------------------------------------------------
Coach, Inc.(a)                                                                    38,440                       1,322,336
------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                           28,525                       1,845,282
========================================================================================================================
                                                                                                               4,523,932
========================================================================================================================

APPLICATION SOFTWARE-5.07%

Amdocs Ltd.(a)                                                                    35,329                       1,399,028
------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                                                   77,499                       1,314,383
------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                                           37,950                       1,374,170
------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                                                       19,909                         686,462
------------------------------------------------------------------------------------------------------------------------
TIBCO Software Inc.(a)                                                           170,774                       1,533,551
========================================================================================================================
                                                                                                               6,307,594
========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.54%

AllianceBernstein Holding L.P.                                                     9,806                         676,516
========================================================================================================================

BIOTECHNOLOGY-1.88%

Celgene Corp.(a)                                                                  25,960                       1,124,068
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.(a)                                                                  17,945                       1,210,749
========================================================================================================================
                                                                                                               2,334,817
========================================================================================================================

BUILDING PRODUCTS-0.55%

NCI Building Systems, Inc.(a)                                                     11,715                         681,462
========================================================================================================================


                                                                                  SHARES                       VALUE
------------------------------------------------------------------------------------------------------------------------
CASINOS & GAMING-2.18%

Scientific Games Corp.-Class A (a)                                                46,537                     $ 1,479,877
------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.                                                             21,315                       1,232,646
========================================================================================================================
                                                                                                               2,712,523
========================================================================================================================

COAL & CONSUMABLE FUELS-0.90%

Aventine Renewable Energy Holdings, Inc.(a)(c)                                    50,647                       1,083,339
------------------------------------------------------------------------------------------------------------------------
Aventine Renewable Energy Holdings, Inc.(a)                                        1,496                          32,000
========================================================================================================================
                                                                                                               1,115,339
========================================================================================================================

COMMUNICATIONS EQUIPMENT-2.09%

Polycom, Inc.(a)                                                                  50,837                       1,247,031
------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)                                                3,051                         313,216
------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.(a)                                                                  94,525                       1,035,994
========================================================================================================================
                                                                                                               2,596,241
========================================================================================================================

COMPUTER STORAGE & PERIPHERALS-0.82%

Network Appliance, Inc.(a)                                                        19,469                         720,548
------------------------------------------------------------------------------------------------------------------------
QLogic Corp.(a)                                                                   16,140                         305,046
========================================================================================================================
                                                                                                               1,025,594
========================================================================================================================

CONSTRUCTION & ENGINEERING-0.90%

Foster Wheeler Ltd.(a)                                                            29,083                       1,122,313
========================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.61%

Joy Global Inc.                                                                   20,089                         755,547
========================================================================================================================

CONSUMER ELECTRONICS-1.01%

Harman International Industries, Inc.                                             15,022                       1,253,436
========================================================================================================================

CONSUMER FINANCE-0.53%

AmeriCredit Corp.(a)                                                              26,579                         664,209
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.03%

Alliance Data Systems Corp.(a)                                                    23,465                       1,295,033
------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                      33,329                       1,233,173
========================================================================================================================
                                                                                                               2,528,206
========================================================================================================================

DEPARTMENT STORES-0.90%

Nordstrom, Inc.                                                                   26,540                       1,122,642
========================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.31%

Corrections Corp. of America(a)                                                   41,307                       1,786,528
------------------------------------------------------------------------------------------------------------------------
IHS Inc.- Class A (a)                                                             33,750                       1,082,700
========================================================================================================================
                                                                                                               2,869,228
========================================================================================================================

AIM V.I. Dynamics Fund



                                                                                  SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING-0.52%

Freeport-McMoRan Copper & Gold, Inc.-Class B                                      12,077                     $   643,221
========================================================================================================================

DRUG RETAIL-1.35%

Shoppers Drug Mart Corp. (Canada)(b)                                              41,096                       1,680,532
========================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.51%

Acuity Brands, Inc.                                                               33,327                       1,513,046
------------------------------------------------------------------------------------------------------------------------
Cooper Industries, Ltd.-Class A                                                   18,881                       1,609,039
========================================================================================================================
                                                                                                               3,122,085
========================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.12%

Amphenol Corp.-Class A                                                            22,468                       1,391,443
========================================================================================================================

ELECTRONIC MANUFACTURING SERVICES-0.79%

Molex Inc.-Class A                                                                30,013                         987,728
========================================================================================================================

HEALTH CARE DISTRIBUTORS-0.94%

Schein (Henry), Inc.(a)                                                           23,400                       1,173,276
========================================================================================================================

HEALTH CARE EQUIPMENT-2.08%

Hologic, Inc.(a)                                                                  25,182                       1,095,920
------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc.(a)(b)                                                     7,753                         817,554
------------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                      13,310                         670,691
========================================================================================================================
                                                                                                               2,584,165
========================================================================================================================

HEALTH CARE FACILITIES-1.08%

Psychiatric Solutions, Inc.(a)(b)                                                 39,500                       1,346,555
========================================================================================================================

HEALTH CARE SERVICES-2.58%

Express Scripts, Inc.(a)                                                          14,922                       1,126,462
------------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc.(a)                                                             30,700                         869,117
------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.(b)                                                                 28,029                       1,207,769
========================================================================================================================
                                                                                                               3,203,348
========================================================================================================================

HEALTH CARE TECHNOLOGY-0.95%

Cerner Corp.(a)(b)                                                                25,974                       1,179,220
========================================================================================================================

HOTELS, RESORTS & CRUISE LINES-2.56%

Hilton Hotels Corp.                                                               62,488                       1,740,291
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                         25,338                       1,449,080
========================================================================================================================
                                                                                                               3,189,371
========================================================================================================================

HOUSEHOLD APPLIANCES-1.05%

Whirlpool Corp.                                                                   15,482                       1,302,191
========================================================================================================================

HOUSEWARES & SPECIALTIES-1.34%

Jarden Corp.(a)(b)                                                                50,727                       1,672,469
========================================================================================================================

INDUSTRIAL CONGLOMERATES-0.96%

McDermott International, Inc.(a)                                                  28,700                       1,199,660
========================================================================================================================

INDUSTRIAL MACHINERY-1.15%

Kaydon Corp.                                                                      33,654                       1,245,871
------------------------------------------------------------------------------------------------------------------------
Mueller Water Products, Inc.-Class A (a)                                          12,895                         188,396
========================================================================================================================
                                                                                                               1,434,267
========================================================================================================================


                                                                                  SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-0.95%

Qwest Communications International Inc.(a)(b)                                    134,783                     $ 1,175,308
========================================================================================================================

INVESTMENT BANKING & BROKERAGE-2.23%

FBR Capital Markets Corp. (Acquired 07/14/06; Cost
  $690,000)(a)(c)(d)                                                              46,000                         690,000
------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                                                     116,458                       2,084,598
========================================================================================================================
                                                                                                               2,774,598
========================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS-1.01%

iShares Nasdaq Biotechnology Index Fund                                           17,107                       1,262,154
========================================================================================================================

IT CONSULTING & OTHER SERVICES-0.97%

Cognizant Technology Solutions Corp.-Class A (a)                                  16,302                       1,207,326
========================================================================================================================

LIFE SCIENCES TOOLS & SERVICES-0.44%

Pharmaceutical Product Development, Inc.                                          15,472                         552,196
========================================================================================================================

MANAGED HEALTH CARE-2.83%

Aveta, Inc. (Acquired 12/21/05-05/22/06; Cost $1,611,932)(a)(d)                  113,099                       1,922,683
------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                                                     11,600                         597,632
------------------------------------------------------------------------------------------------------------------------
Humana Inc.(a)                                                                    15,200                       1,004,568
========================================================================================================================
                                                                                                               3,524,883
========================================================================================================================

OIL & GAS DRILLING-1.90%

ENSCO International Inc.                                                          13,000                         569,790
------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                               24,400                       1,219,756
------------------------------------------------------------------------------------------------------------------------
Todco(a)                                                                          16,600                         574,360
========================================================================================================================
                                                                                                               2,363,906
========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.43%

Cameron International Corp.(a)                                                    12,500                         603,875
------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                                                    21,342                       1,249,574
------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.(a)                                                 28,000                       1,168,160
========================================================================================================================
                                                                                                               3,021,609
========================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.18%

Rosetta Resources, Inc.(a)(c)                                                     68,200                       1,170,994
------------------------------------------------------------------------------------------------------------------------
Rosetta Resources, Inc.(a)(b)                                                     13,899                         238,646
------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co.(a)                                                        43,456                       1,298,031
========================================================================================================================
                                                                                                               2,707,671
========================================================================================================================

OIL & GAS REFINING & MARKETING-0.49%

Frontier Oil Corp.                                                                23,000                         611,340
========================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.99%

Williams Cos., Inc. (The)                                                         51,804                       1,236,561
========================================================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. Dynamics Fund


                                                                                 SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------
PAPER PACKAGING-0.79%

Smurfit-Stone Container Corp.(a)                                                  87,811                     $   983,483
========================================================================================================================

PERSONAL PRODUCTS-0.27%

Bare Escentuals, Inc.(a)                                                          12,447                         337,936
========================================================================================================================

PHARMACEUTICALS-3.23%

Adams Respiratory Therapeutics, Inc.(a)                                          33,000                        1,207,470
------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                    6,593                          742,438
------------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                                                     17,000                          882,980
------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                                                     23,500                        1,189,335
========================================================================================================================
                                                                                                               4,022,223
========================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.56%

CB Richard Ellis Group, Inc.-Class A (a)                                         78,661                        1,935,061
========================================================================================================================

REGIONAL BANKS-2.13%

Centennial Bank Holdings Inc.(a)(c)                                              88,700                          858,616
------------------------------------------------------------------------------------------------------------------------
Centennial Bank Holdings Inc.(a)(b)                                              20,793                          201,276
------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.(b)                                                        18,126                          665,406
------------------------------------------------------------------------------------------------------------------------
Signature Bank(a)                                                                29,709                          918,899
========================================================================================================================
                                                                                                               2,644,197
========================================================================================================================

RESTAURANTS-0.85%

Burger King Holdings Inc.(a)                                                     66,215                        1,056,791
========================================================================================================================

SEMICONDUCTOR EQUIPMENT-1.93%

ASML Holding N.V.-New York Shares (Netherlands)(a)                               55,333                        1,288,152
------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)                                               30,501                        1,117,252
========================================================================================================================
                                                                                                               2,405,404
========================================================================================================================

SEMICONDUCTORS-3.16%

Advanced Micro Devices, Inc.(a)                                                  25,408                          631,389
------------------------------------------------------------------------------------------------------------------------
Intersil Corp.-Class A                                                           49,211                        1,208,130
------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.(a)                                                       55,085                          958,479
------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                     27,090                          637,428
------------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                                                 34,841                          497,181
========================================================================================================================
                                                                                                               3,932,607
========================================================================================================================

SOFT DRINKS-0.73%

Hansen Natural Corp.(a)                                                          28,000                          909,440
========================================================================================================================

SPECIALIZED FINANCE-1.37%

Chicago Mercantile Exchange Holdings Inc.                                         3,560                        1,702,570
========================================================================================================================

SPECIALTY STORES-2.00%

Office Depot, Inc.(a)                                                            30,726                        1,219,822
------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                    52,308                        1,272,654
========================================================================================================================
                                                                                                               2,492,476
========================================================================================================================

STEEL-1.05%

Allegheny Technologies, Inc.(b)                                                  20,899                        1,299,709
========================================================================================================================


                                                                                SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE-0.62%

Red Hat, Inc.(a)(b)                                                              36,443                      $   768,218
========================================================================================================================

TECHNOLOGY DISTRIBUTORS-0.76%

Avnet, Inc.(a)                                                                   48,106                          943,840
========================================================================================================================

THRIFTS & MORTGAGE FINANCE-0.35%

People's Choice Financial Corp.
  (Acquired 12/21/04-06/09/06; Cost $1,188,822)(d)                              146,576                          439,728
========================================================================================================================

TRADING COMPANIES & DISTRIBUTORS-1.69%

WESCO International, Inc.(a)                                                     25,846                        1,499,843
------------------------------------------------------------------------------------------------------------------------
Williams Scotsman International Inc.(a)                                          28,327                          605,065
========================================================================================================================
                                                                                                               2,104,908
========================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.10%

American Tower Corp.-Class A(a)                                                  28,161                        1,027,876
------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.(a)                                              35,559                        1,253,099
------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.(a)                                             17,242                          836,065
------------------------------------------------------------------------------------------------------------------------
NII Holdings Inc.(a)                                                             31,892                        1,982,407
========================================================================================================================
                                                                                                               5,099,447
========================================================================================================================

    Total Common Stocks & Other Equity Interests
     (Cost $114,713,192)                                                                                     122,777,185
========================================================================================================================


                                               NUMBER OF        EXERCISE      EXPIRATION
                                               CONTRACTS         PRICE           DATE
------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED-0.05%

HEALTH CARE EQUIPMENT-0.00%

Mentor Corp.                                         133        $     45          Oct-06                           1,995
========================================================================================================================

SEMICONDUCTORS-0.05%

Intersil Corp.                                       492              25          Oct-06                          59,804
========================================================================================================================

    Total Put Options Purchased
     (Cost $70,949)                                                                                               61,799
========================================================================================================================


                                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS-2.67%

Liquid Assets Portfolio-Institutional Class(e)                                1,662,255                        1,662,255
------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (e)                                     1,662,255                        1,662,255
------------------------------------------------------------------------------------------------------------------------
    Total Money Market Funds
     (Cost $3,324,510)                                                                                         3,324,510
========================================================================================================================
Total Investments (excluding
  investments purchased with cash
  collateral from securities loaned)-101.40%
  (Cost $118,108,651)                                                                                        126,163,494
========================================================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. Dynamics Fund


                                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-5.09%

Premier Portfolio-Institutional Class(e)(f)                                   6,334,499                     $  6,334,499
------------------------------------------------------------------------------------------------------------------------
    Total Money Market Funds
     (purchased with cash collateral from securities loaned)
     (Cost $6,334,499)                                                                                         6,334,499
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-106.49%
  (Cost $124,443,150)                                                                                        132,497,993
========================================================================================================================

OTHER ASSETS LESS LIABILITIES-(6.49)%                                                                        (8,079,480)
========================================================================================================================

NET ASSETS-100.00%                                                                                         $124,418,513
------------------------------------------------------------------------------------------------------------------------
========================================================================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at September 30, 2006.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2006 was $3,802,949, which represented 3.06% of the Fund's Net Assets. See Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $3,052,411, which represented 2.45% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM V.I. Dynamics Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES



A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. DYNAMICS FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options.. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM V.I. DYNAMICS FUND


G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.


NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                               CHANGE IN
                                                                               UNREALIZED                                   REALIZED
                               VALUE      PURCHASES AT     PROCEEDS FROM      APPRECIATION        VALUE        DIVIDEND       GAIN
FUND                         12/31/05         COST             SALES         (DEPRECIATION)      09/30/06       INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class          $     --     $ 13,107,416     $(11,445,161)     $           --     $1,662,255     $ 27,718     $     --
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class           958,574       79,760,965      (79,057,284)                 --      1,662,255      151,357          --
====================================================================================================================================
   SUBTOTAL                  $958,574     $ 92,868,381     $(90,502,445)     $           --     $3,324,510     $179,075     $     --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                               CHANGE IN
                                                                               UNREALIZED                                   REALIZED
                                VALUE     PURCHASES AT     PROCEEDS FROM      APPRECIATION        VALUE        DIVIDEND       GAIN
FUND                          12/31/05        COST             SALES         (DEPRECIATION)      09/30/06      INCOME*       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class          $  307,262   $ 56,307,332     $ (50,280,095)    $           --     $6,334,499     $  7,157     $     --
====================================================================================================================================
TOTAL INVESTMENTS IN
AFFILIATES                   $1,265,836   $149,175,713     $(140,782,540)    $           --     $9,659,009     $186,232     $     --
____________________________________________________________________________________________________________________________________
====================================================================================================================================
* Net of compensation to counterparties.

AIM V.I. DYNAMICS FUND


NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At September 30, 2006, securities with an aggregate value of $6,092,923 were on loan to brokers. The loans were secured by cash collateral of $6,334,499 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $7,157 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 - OPTION CONTRACTS WRITTEN


                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                                         CALL OPTION CONTRACTS
                                                        ------------------------
                                                        NUMBER OF       PREMIUMS
                                                        CONTRACTS       RECEIVED
--------------------------------------------------------------------------------
Beginning of period                                            --     $      --
--------------------------------------------------------------------------------
Written                                                       318        24,085
--------------------------------------------------------------------------------
Expired                                                      (318)      (24,085)
================================================================================
End of period                                                  --     $       --
________________________________________________________________________________
================================================================================


NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $145,919,808 and $139,029,300, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $12,833,924
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (4,780,201)
================================================================================
Net unrealized appreciation of investment securities                $ 8,053,723
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $124,444,270.

                        AIM V.I. FINANCIAL SERVICES FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              I-VIFSE-QTR-1 9/06          A I M Advisors, Inc.

AIM V.I. Financial Services Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)



                                                                       SHARES         VALUE
----------------------------------------------------------------------------------------------

COMMON STOCKS-93.89%

ASSET MANAGEMENT & CUSTODY BANKS-7.70%

Bank of New York Co., Inc. (The)                                      148,788     $  5,246,265
----------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                                      85,111        2,877,603
----------------------------------------------------------------------------------------------
State Street Corp.                                                     28,812        1,797,869
==============================================================================================
                                                                                     9,921,737
==============================================================================================

CONSUMER FINANCE-2.88%

Capital One Financial Corp.                                            47,141        3,708,111
==============================================================================================

DIVERSIFIED BANKS-7.00%

Anglo Irish Bank Corp. PLC (Ireland)(a)                                77,213        1,267,088
----------------------------------------------------------------------------------------------
U.S. Bancorp                                                           91,257        3,031,558
----------------------------------------------------------------------------------------------
Wachovia Corp.                                                         68,299        3,811,084
----------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                      25,000          904,500
==============================================================================================
                                                                                     9,014,230
==============================================================================================

DIVERSIFIED CAPITAL MARKETS-2.00%

UBS A.G. (Switzerland)                                                 43,434        2,576,071
==============================================================================================

INSURANCE BROKERS-5.82%

Aon Corp.                                                              66,215        2,242,702
----------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                           161,522        4,546,844
----------------------------------------------------------------------------------------------
National Financial Partners Corp.                                      17,157          703,952
==============================================================================================
                                                                                     7,493,498
==============================================================================================

INVESTMENT BANKING & BROKERAGE-11.35%

Merrill Lynch & Co., Inc.                                             106,257        8,311,423
----------------------------------------------------------------------------------------------
Morgan Stanley                                                         86,510        6,307,444
==============================================================================================
                                                                                    14,618,867
==============================================================================================

LIFE & HEALTH INSURANCE-0.60%

Prudential Financial, Inc.                                             10,120          771,650
==============================================================================================

MULTI-LINE INSURANCE-5.98%

American International Group, Inc.                                     20,647        1,368,070
----------------------------------------------------------------------------------------------
Genworth Financial Inc.-Class A                                        43,277        1,515,128
----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                          55,574        4,821,044
==============================================================================================
                                                                                     7,704,242
==============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-20.42%

Bank of America Corp.                                                 146,566        7,851,541
----------------------------------------------------------------------------------------------
Citigroup Inc.                                                        169,249        8,406,598
----------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                  213,761       10,038,216
==============================================================================================
                                                                                    26,296,355
==============================================================================================




                                                                       SHARES         VALUE
----------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-8.21%

ACE Ltd.                                                               90,027     $  4,927,178
----------------------------------------------------------------------------------------------
MBIA Inc.                                                              45,893        2,819,666
----------------------------------------------------------------------------------------------
Security Capital Assurance Ltd.(b)                                     66,987        1,604,338
----------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                    26,074        1,222,610
==============================================================================================
                                                                                    10,573,792
==============================================================================================

REGIONAL BANKS-7.97%

Cullen/Frost Bankers, Inc.                                             11,504          665,161
----------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                   116,625        4,441,080
----------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                              79,932        2,289,252
----------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                   21,899        1,692,355
----------------------------------------------------------------------------------------------
Zions Bancorp                                                          14,649        1,169,137
==============================================================================================
                                                                                    10,256,985
==============================================================================================

SPECIALIZED CONSUMER SERVICES-1.06%

H&R Block, Inc.                                                        62,620        1,361,359
==============================================================================================

THRIFTS & MORTGAGE FINANCE-12.90%

Fannie Mae                                                            145,728        8,147,652
----------------------------------------------------------------------------------------------
Freddie Mac                                                            68,893        4,569,673
----------------------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                             110,446        1,463,409
----------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                  55,633        2,437,282
==============================================================================================
                                                                                    16,618,016
==============================================================================================
     Total Common Stocks (Cost $97,287,974)                                        120,914,913
==============================================================================================

MONEY MARKET FUNDS-5.39%

Liquid Assets Portfolio-Institutional Class(c)                      3,469,031        3,469,031
----------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)                            3,469,032        3,469,032
==============================================================================================
     Total Money Market Funds
        (Cost $6,938,063)                                                            6,938,063
==============================================================================================

TOTAL INVESTMENTS-99.28%

   (Cost $104,226,037)                                                             127,852,976
==============================================================================================
OTHER ASSETS LESS LIABILITIES-0.72%                                                    927,404
==============================================================================================
NET ASSETS-100.00%                                                                $128,780,380
______________________________________________________________________________________________
==============================================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at September 30, 2006 represented 0.98% of the Fund's Net Assets. See Note 1A.
(b)  Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-1

AIM V.I. Financial Services Fund


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2006
(Unaudited)




NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing

AIM V.I. Financial Services Fund
        service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. Financial Services Fund


E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

                                                                            CHANGE IN
                                                                            UNREALIZED
                              VALUE      PURCHASES AT    PROCEEDS FROM     APPRECIATION        VALUE        DIVIDEND   REALIZED
FUND                        12/31/05         COST            SALES        (DEPRECIATION)      09/30/06       INCOME   GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------

Liquid Assets           $        --    $ 6,024,674     $ (2,555,643)        $   --         $  3,469,031   $  26,119     $   --
 Portfolio-
 Institutional Class
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
 Institutional
 Class                    5,064,797     24,319,674      (25,915,439)            --            3,469,032      92,975         --
=================================================================================================================================
Total Investments
 in Affiliates          $ 5,064,797    $30,344,348     $(28,471,082)        $   --         $  6,938,063   $ 119,094     $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $3,808,289 and $28,511,570, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities           $26,534,709
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (3,920,036)
================================================================================
Net unrealized appreciation of investment securities                 $22,614,673
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $105,238,303.

                          AIM V.I. GLOBAL EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2006

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            VIGEQ-QTR-1 9/06          A I M Advisors, Inc.

AIM V.I. Global Equity Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS-50.10%

AUSTRALIA-1.46%

Australia and New Zealand Banking
 Group Ltd. (Diversified Banks)(a)                                           620          $ 12,377
--------------------------------------------------------------------------------------------------
Zinifex Ltd. (Diversified Metals & Mining)                                   204             1,786
==================================================================================================
                                                                                            14,163
==================================================================================================

BELGIUM-1.20%

Compagnie Maritime Belge S.A. (Marine)(a)                                     54             1,840
--------------------------------------------------------------------------------------------------
GIMV N.V. (Multi-Sector Holdings)                                             48             2,870
--------------------------------------------------------------------------------------------------
Mobistar S.A. (Wireless Telecommunication Services)                           45             3,726
--------------------------------------------------------------------------------------------------
Option N.V. (Communications Equipment)(a)(b)                                 162             3,259
==================================================================================================
                                                                                            11,695
==================================================================================================

CANADA-7.63%

Aur Resources Inc. (Diversified Metals & Mining)                             300             4,831
--------------------------------------------------------------------------------------------------
Bank of Montreal (Diversified Banks)                                         300            18,143
--------------------------------------------------------------------------------------------------
Bank of Nova Scotia (Diversified Banks)                                      100             4,298
--------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                                    300            12,547
--------------------------------------------------------------------------------------------------
Husky Energy Inc. (Integrated Oil & Gas)                                     100             6,438
--------------------------------------------------------------------------------------------------
Petrobank Energy and Resources Ltd. (Oil & Gas
  Exploration & Production)(b)                                               200             2,630
--------------------------------------------------------------------------------------------------
Rothmans, Inc. (Tobacco)                                                     300             5,483
--------------------------------------------------------------------------------------------------
Royal Bank of Canada (Diversified Banks)                                     100             4,429
--------------------------------------------------------------------------------------------------
Russel Metals Inc. (Trading Companies & Distributors)                        200             4,831
--------------------------------------------------------------------------------------------------
Tim Hortons, Inc. (Restaurants)                                              400            10,467
==================================================================================================
                                                                                            74,097
==================================================================================================

DENMARK-1.58%

Danske Bank A.S. (Diversified Banks)(a)                                      100             3,927
--------------------------------------------------------------------------------------------------
Novo Nordisk A.S.-Class B (Pharmaceuticals)(a)                                50             3,712
--------------------------------------------------------------------------------------------------
William Demant Holdings A.S. (Health Care Equipment)(a)(b)                   100             7,682
==================================================================================================
                                                                                            15,321
==================================================================================================

FINLAND-0.41%

Nokia Oyj (Communications Equipment)(a)                                      200             3,935
==================================================================================================

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
FRANCE-6.92%

Assurances Generales de France (Multi-Line Insurance)(a)                     161          $ 20,251
--------------------------------------------------------------------------------------------------
Axa (Multi-Line Insurance)                                                   271             9,993
--------------------------------------------------------------------------------------------------
BNP Paribas (Diversified Banks)(a)                                            28             3,009
--------------------------------------------------------------------------------------------------
Carrefour S.A. (Hypermarkets & Super Centers)(a)                              65             4,104
--------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Diversified Banks)(a)                                  154             6,756
--------------------------------------------------------------------------------------------------
PagesJaunes S.A. (Publishing)                                                251             7,130
--------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)                                      100            15,888
==================================================================================================
                                                                                            67,131
==================================================================================================

GERMANY-2.06%

Norddeutsche Affinerie A.G. (Diversified Metals & Mining)                    153             3,686
--------------------------------------------------------------------------------------------------
ThyssenKrupp A.G. (Steel)(a)                                                 218             7,355
--------------------------------------------------------------------------------------------------
Wincor Nixdorf A.G. (Computer Hardware)(a)                                    62             9,004
==================================================================================================
                                                                                            20,045
==================================================================================================

GREECE-0.69%

OPAP S.A. (Casinos & Gaming)(a)                                              200             6,701
==================================================================================================

HONG KONG-0.19%

Bank of East Asia, Ltd. (The) (Diversified Banks)                            400             1,825
==================================================================================================

ITALY-1.85%

Eni S.p.A. (Integrated Oil & Gas)(a)                                         606            18,006
==================================================================================================

JAPAN-9.75%

Chugoku Electric Power Co., Inc. (Electric Utilities)(a)                     500            10,532
--------------------------------------------------------------------------------------------------
Daiwa Securities Group Inc. (Investment Banking & Brokerage)(a)            1,000            11,722
--------------------------------------------------------------------------------------------------
Kyushu Electric Power Co., Inc. (Electric Utilities)(a)                      900            21,238
--------------------------------------------------------------------------------------------------
Marusan Securities Co., Ltd. (Investment Banking & Brokerage)(a)             200             2,685
--------------------------------------------------------------------------------------------------
Nakayama Steel Works Ltd. (Steel)(a)                                       1,000             3,423
--------------------------------------------------------------------------------------------------
Nikko Cordial Corp. (Investment Banking & Brokerage)                       1,000            11,597
--------------------------------------------------------------------------------------------------
Nissin Healthcare Food Service Co., Ltd. (Restaurants)(a)                    100             1,267
--------------------------------------------------------------------------------------------------
Nomura Holdings, Inc. (Investment Banking & Brokerage)                       400             7,043
--------------------------------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication Services)(a)                      2             3,082
--------------------------------------------------------------------------------------------------
Tokyo Electric Power Co., Inc. (The) (Electric Utilities)(a)                 600            17,247
--------------------------------------------------------------------------------------------------
Yodogawa Steel Works, Ltd. (Steel)(a)                                      1,000             4,805
==================================================================================================
                                                                                            94,641
==================================================================================================

AIM V.I. Global Equity Fund

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
MEXICO-0.16%

Grupo Financiero Banorte S.A. de C.V.-Class O (Diversified Banks)            500          $  1,565
==================================================================================================

NETHERLANDS-1.01%

ING Groep N.V. (Other Diversified Financial Services)(a)                     224             9,829
==================================================================================================

NORWAY-1.62%

DNB NOR A.S.A. (Diversified Banks)(a)                                        400             4,897
--------------------------------------------------------------------------------------------------
Norsk Hydro A.S.A. (Oil & Gas Exploration & Production)(a)                   430             9,626
--------------------------------------------------------------------------------------------------
Statoil A.S.A. (Integrated Oil & Gas)                                         50             1,182
==================================================================================================
                                                                                            15,705
==================================================================================================

PORTUGAL-0.34%

Semapa-Sociedade de Investimento e Gestao, SGPS,
  S.A. (Construction Materials)(a)                                           317             3,257
==================================================================================================

SPAIN-1.19%

Gestevision Telecinco S.A. (Broadcasting & Cable TV)(a)                      320             8,148
--------------------------------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel Retail)(a)                          73             3,405
==================================================================================================
                                                                                            11,553
==================================================================================================

SWEDEN-1.61%

Industrivarden A.B.-Class C (Multi-Sector Holdings)(a)                       400            11,509
--------------------------------------------------------------------------------------------------
Investor A.B.-Class A (Multi-Sector Holdings)(a)                             200             4,142
==================================================================================================
                                                                                            15,651
==================================================================================================

SWITZERLAND-0.18%

Phonak Holding A.G. (Health Care Equipment)(a)                                27             1,711
==================================================================================================

TAIWAN-1.50%

China Steel Corp. (Steel)(a)                                              12,000            10,340
--------------------------------------------------------------------------------------------------
U-Ming Marine Transport Corp. (Marine)(a)                                  2,000             2,184
--------------------------------------------------------------------------------------------------
Yang Ming Marine Transport (Marine)(a)                                     4,000             2,053
==================================================================================================
                                                                                            14,577
==================================================================================================

UNITED KINGDOM-8.75%

AstraZeneca PLC (Pharmaceuticals)                                            399            24,933
--------------------------------------------------------------------------------------------------
Aviva PLC (Multi-Line Insurance)(a)                                          229             3,353
--------------------------------------------------------------------------------------------------
HSBC Holdings PLC (Diversified Banks)(a)                                     800            14,590
--------------------------------------------------------------------------------------------------
Legal & General Group PLC (Life & Health Insurance)(a)                     5,167            13,767
--------------------------------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)(a)                                  334             3,371
--------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)                                   174             7,212
--------------------------------------------------------------------------------------------------

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Tesco PLC (Food Retail)(a)                                                 2,623          $ 17,663
==================================================================================================
                                                                                            84,889
==================================================================================================
    Total Foreign Stocks & Other Equity Interests
      (Cost $490,702)                                                                      486,297
==================================================================================================

DOMESTIC STOCKS & OTHER EQUITY INTERESTS-46.55%

AEROSPACE & DEFENSE-3.18%

General Dynamics Corp.                                                       251            17,989
--------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        150            12,909
==================================================================================================
                                                                                            30,898
==================================================================================================

AIRLINES-0.40%

AMR Corp.(b)                                                                  54             1,250
--------------------------------------------------------------------------------------------------
Continental Airlines, Inc.-Class B(b)                                         94             2,661
==================================================================================================
                                                                                             3,911
==================================================================================================

APPAREL RETAIL-1.05%

American Eagle Outfitters, Inc.                                               74             3,243
--------------------------------------------------------------------------------------------------
Christopher & Banks Corp.                                                     63             1,857
--------------------------------------------------------------------------------------------------
Gymboree Corp. (The)(b)                                                      121             5,104
==================================================================================================
                                                                                            10,204
==================================================================================================

APPLICATION SOFTWARE-0.44%

Ansoft Corp.(b)                                                              114             2,840
--------------------------------------------------------------------------------------------------
Mentor Graphics Corp.(b)                                                     100             1,408
==================================================================================================
                                                                                             4,248
==================================================================================================

COMMODITY CHEMICALS-1.49%

Lyondell Chemical Co.                                                        304             7,713
--------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                      210             6,722
==================================================================================================
                                                                                            14,435
==================================================================================================

COMMUNICATIONS EQUIPMENT-1.12%

Cisco Systems, Inc.(b)                                                       404             9,292
--------------------------------------------------------------------------------------------------
Polycom, Inc.(b)                                                              66             1,619
==================================================================================================
                                                                                            10,911
==================================================================================================

COMPUTER HARDWARE-1.87%

Hewlett-Packard Co.                                                          494            18,125
==================================================================================================

COMPUTER STORAGE & PERIPHERALS-0.72%

Komag, Inc.(b)                                                                68             2,173
--------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A(b)                                        83             4,786
==================================================================================================
                                                                                             6,959
==================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.79%

Caterpillar Inc.                                                              61             4,014
--------------------------------------------------------------------------------------------------
Cummins Inc.                                                                 102            12,161
--------------------------------------------------------------------------------------------------
Freightcar America Inc.                                                       23             1,219
==================================================================================================
                                                                                            17,394
==================================================================================================

CONSUMER ELECTRONICS-0.50%

Garmin Ltd.                                                                   99             4,829
==================================================================================================

AIM V.I. Global Equity Fund

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-0.71%

Paychex, Inc.                                                                188          $  6,928
==================================================================================================

DEPARTMENT STORES-1.17%

J.C. Penney Co., Inc.                                                         40             2,736
--------------------------------------------------------------------------------------------------
Kohl's Corp.(b)                                                              132             8,569
==================================================================================================
                                                                                            11,305
==================================================================================================

DIVERSIFIED CHEMICALS-1.16%

Dow Chemical Co. (The)                                                       252             9,823
--------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                          27             1,458
==================================================================================================
                                                                                            11,281
==================================================================================================

ELECTRIC UTILITIES-1.01%

Allegheny Energy, Inc.(b)                                                     86             3,455
--------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                            114             6,368
==================================================================================================
                                                                                             9,823
==================================================================================================

FOOD RETAIL-0.23%

Great Atlantic & Pacific Tea Co., Inc. (The)                                  93             2,239
==================================================================================================

GAS UTILITIES-0.37%

Questar Corp.                                                                 44             3,598
==================================================================================================

GENERAL MERCHANDISE STORES-0.29%

Conn's, Inc.(b)                                                              134             2,797
==================================================================================================

HEALTH CARE EQUIPMENT-0.66%

Mentor Corp.                                                                  96             4,838
--------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc.(b)                                         36             1,519
==================================================================================================
                                                                                             6,357
==================================================================================================

HEALTH CARE SUPPLIES-0.21%

ICU Medical, Inc.(b)                                                          44             2,001
==================================================================================================

HOME FURNISHINGS-0.19%

Tempur-Pedic International Inc.(b)                                           107             1,837
==================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.71%

TXU Corp.                                                                    110             6,877
==================================================================================================

INDUSTRIAL CONGLOMERATES-0.88%

3M Co.                                                                       115             8,558
==================================================================================================

INDUSTRIAL MACHINERY-1.75%

Eaton Corp.                                                                  246            16,937
==================================================================================================

INTEGRATED OIL & GAS-0.56%

Marathon Oil Corp.                                                            17             1,307
--------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                    86             4,138
==================================================================================================
                                                                                             5,445
==================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.61%

BellSouth Corp.                                                              362            15,476
--------------------------------------------------------------------------------------------------
Embarq Corp.                                                                 107             5,176
--------------------------------------------------------------------------------------------------
Verizon Communications Inc.                                                  388            14,406
==================================================================================================
                                                                                            35,058
==================================================================================================

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
INTERNET RETAIL-0.41%

Expedia, Inc.(b)                                                             255          $  3,998
==================================================================================================

INVESTMENT BANKING & BROKERAGE-0.69%

Lehman Brothers Holdings Inc.                                                 91             6,721
==================================================================================================

IT CONSULTING & OTHER SERVICES-1.65%

Accenture Ltd.-Class A                                                       473            14,999
--------------------------------------------------------------------------------------------------
Covansys Corp.(b)                                                             60             1,028
==================================================================================================
                                                                                            16,027
==================================================================================================

LEISURE PRODUCTS-0.12%

JAKKS Pacific, Inc.(b)                                                        67             1,195
==================================================================================================

MANAGED HEALTH CARE-2.28%

Healthspring, Inc.(b)                                                        100             1,925
--------------------------------------------------------------------------------------------------
Humana Inc.(b)                                                                68             4,494
--------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                      320            15,744
==================================================================================================
                                                                                            22,163
==================================================================================================

MARINE-1.02%

Overseas Shipholding Group, Inc.                                             161             9,945
==================================================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.88%

Apache Corp.                                                                  53             3,350
--------------------------------------------------------------------------------------------------
Arena Resources, Inc.(b)                                                      54             1,734
--------------------------------------------------------------------------------------------------
Parallel Petroleum Corp.(b)                                                  112             2,247
--------------------------------------------------------------------------------------------------
VAALCO Energy, Inc.(b)                                                       164             1,177
==================================================================================================
                                                                                             8,508
==================================================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.42%

Energy Transfer Partners, L.P.                                               238            11,027
--------------------------------------------------------------------------------------------------
OMI Corp.                                                                    126             2,735
==================================================================================================
                                                                                            13,762
==================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.26%

Bank of America Corp.                                                        223            11,946
--------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                         212             9,956
==================================================================================================
                                                                                            21,902
==================================================================================================

PHARMACEUTICALS-1.08%

Merck & Co. Inc.                                                             251            10,517
==================================================================================================

PROPERTY & CASUALTY INSURANCE-0.54%

Safety Insurance Group, Inc.                                                 107             5,207
==================================================================================================

PUBLISHING-2.27%

McGraw-Hill Cos., Inc. (The)                                                 380            22,051
==================================================================================================

RESTAURANTS-0.12%

McDonald's Corp.                                                              30             1,174
==================================================================================================

SEMICONDUCTOR EQUIPMENT-0.09%

Lam Research Corp.(b)                                                         19               861
==================================================================================================

AIM V.I. Global Equity Fund

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS-0.59%

Hittite Microwave Corp.(b)                                                     8          $    356
--------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                  77             1,812
--------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                       106             3,524
==================================================================================================
                                                                                             5,692
==================================================================================================

SPECIALIZED FINANCE-2.41%

Moody's Corp.                                                                358            23,406
==================================================================================================

STEEL-0.67%

Chaparral Steel Co.(b)                                                        86             2,929
--------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                        177             3,599
==================================================================================================
                                                                                             6,528
==================================================================================================

SYSTEMS SOFTWARE-0.93%

BMC Software, Inc.(b)                                                         90             2,450
--------------------------------------------------------------------------------------------------
Microsoft Corp.                                                              242             6,614
==================================================================================================
                                                                                             9,064
==================================================================================================

THRIFTS & MORTGAGE FINANCE-0.49%

Corus Bankshares, Inc.                                                        88             1,968
--------------------------------------------------------------------------------------------------
FirstFed Financial Corp.(b)                                                   49             2,779
==================================================================================================
                                                                                             4,747
==================================================================================================

TOBACCO-0.56%

Reynolds American Inc.                                                        88             5,453
==================================================================================================
    Total Domestic Common Stocks & Other Equity Interests
      (Cost $432,397)                                                                      451,876
==================================================================================================
TOTAL INVESTMENTS-96.65%
  (Cost $923,099)                                                                          938,173
==================================================================================================
OTHER ASSETS LESS LIABILITIES-3.35%                                                         32,491
==================================================================================================
NET ASSETS-100.00%                                                                        $970,664
__________________________________________________________________________________________________
==================================================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $327,652, which represented 33.76% of the Fund's Net Assets. See Note 1A.
(b)  Non-income producing security.


SEE ACCOMPANY NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.             F-4

AIM V.I. Global Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM V.I. Global Equity Fund

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. Global Equity Fund

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period May 1, 2006 (date operations commenced) to September 30, 2006 was $1,635,250 and $664,135, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
==============================================================================
Aggregate unrealized appreciation of investment securities            $ 41,431
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (26,357)
==============================================================================
Net unrealized appreciation of investment securities                  $ 15,074
______________________________________________________________________________
==============================================================================
Investments have the same cost for tax and financial statement purposes.

                        AIM V.I. GLOBAL HEALTH CARE FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              I-VIGHC-QTR-1 9/06          A I M Advisors, Inc.

AIM V.I. Global Health Care Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


                                                      SHARES              VALUE
-----------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS-74.65%

BIOTECHNOLOGY-18.22%

Altus Pharmaceuticals Inc.(a)                         33,800         $     539,786
-----------------------------------------------------------------------------------
Amgen Inc.(a)                                        138,050             9,874,716
-----------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(a)                        96,824             1,159,952
-----------------------------------------------------------------------------------
Array BioPharma Inc.(a)                               94,861               808,216
-----------------------------------------------------------------------------------
Biogen Idec Inc.(a)                                  106,989             4,780,268
-----------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(a)                       69,681             1,514,865
-----------------------------------------------------------------------------------
Genentech, Inc.(a)                                    38,820             3,210,414
-----------------------------------------------------------------------------------
Genzyme Corp.(a)                                     151,873            10,246,871
-----------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                             136,179             9,355,497
-----------------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)                       150,462             1,736,331
-----------------------------------------------------------------------------------
InterMune, Inc.(a)                                    52,049               854,645
-----------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.(a)                     54,984               650,461
-----------------------------------------------------------------------------------
Mannkind Corp.(a)(b)                                  38,243               726,617
-----------------------------------------------------------------------------------
Medarex, Inc.(a)                                      88,233               947,622
-----------------------------------------------------------------------------------
Myogen, Inc.(a)                                       49,400             1,732,952
-----------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                          24,323               912,842
-----------------------------------------------------------------------------------
Panacos Pharmaceuticals Inc.(a)                      127,437               632,088
-----------------------------------------------------------------------------------
PDL BioPharma Inc.(a)                                131,991             2,534,227
-----------------------------------------------------------------------------------
Theravance, Inc.(a)                                   29,588               800,060
-----------------------------------------------------------------------------------
United Therapeutics Corp.(a)                          26,739             1,404,867
-----------------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(a)                        69,227             2,329,489
-----------------------------------------------------------------------------------
ZymoGenetics, Inc.(a)                                 43,009               725,562
===================================================================================
                                                                        57,478,348
===================================================================================

DRUG RETAIL-1.39%

CVS Corp.                                            137,062             4,402,431
===================================================================================

HEALTH CARE DISTRIBUTORS-0.87%

PSS World Medical, Inc.(a)                           136,981             2,738,250
===================================================================================

HEALTH CARE EQUIPMENT-13.04%

Baxter International Inc.                             74,939             3,406,727
-----------------------------------------------------------------------------------
Cytyc Corp.(a)                                       216,743             5,305,869
-----------------------------------------------------------------------------------
Edwards Lifesciences Corp.(a)                         37,707             1,756,769
-----------------------------------------------------------------------------------
Medtronic, Inc.                                       79,292             3,682,320
-----------------------------------------------------------------------------------
Mentor Corp.                                         123,634             6,229,917
-----------------------------------------------------------------------------------
NxStage Medical, Inc.(a)                             170,216             1,492,794
-----------------------------------------------------------------------------------
Respironics, Inc.(a)                                 111,969             4,323,123
-----------------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                            120,859             4,265,114
-----------------------------------------------------------------------------------
Thoratec Corp.(a)                                    122,872             1,918,032
-----------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                       50,922             2,718,726
-----------------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                         93,347             2,263,665
-----------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                              55,766             3,764,205
===================================================================================
                                                                        41,127,261
===================================================================================

HEALTH CARE SERVICES-6.98%

DaVita, Inc.(a)                                       96,752             5,599,038
-----------------------------------------------------------------------------------



                                                      SHARES              VALUE
-----------------------------------------------------------------------------------
HEALTH CARE SERVICES-(CONTINUED)

Express Scripts, Inc.(a)                              44,923         $   3,391,237
-----------------------------------------------------------------------------------
HMS Holdings Corp.(a)                                149,084             1,881,440
-----------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                      159,815             9,606,480
-----------------------------------------------------------------------------------
Omnicare, Inc.                                        35,971             1,549,991
===================================================================================
                                                                        22,028,186
===================================================================================

HEALTH CARE SUPPLIES-0.57%

Cooper Cos., Inc. (The)                               33,664             1,801,024
===================================================================================

HEALTH CARE TECHNOLOGY-0.61%

Eclipsys Corp.(a)                                    108,137             1,936,734
===================================================================================

INDUSTRIAL CONGLOMERATES-2.01%

Tyco International Ltd.                              226,702             6,345,389
===================================================================================

LIFE & HEALTH INSURANCE-0.59%

Universal American Financial Corp.(a)                116,157             1,866,643
===================================================================================

LIFE SCIENCES TOOLS & SERVICES-5.15%

Charles River Laboratories International,
   Inc.(a)                                            73,508             3,190,982
-----------------------------------------------------------------------------------
Dionex Corp.(a)                                       31,716             1,615,613
-----------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)               21,961             1,718,229
-----------------------------------------------------------------------------------
Invitrogen Corp.(a)                                   44,618             2,829,227
-----------------------------------------------------------------------------------
Molecular Devices Corp.(a)                            24,704               456,777
-----------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.             101,362             3,617,610
-----------------------------------------------------------------------------------
Thermo Electron Corp.(a)                              43,442             1,708,574
-----------------------------------------------------------------------------------
Varian Inc.(a)                                        24,138             1,107,210
===================================================================================
                                                                        16,244,222
===================================================================================

MANAGED HEALTH CARE-7.34%

Aetna Inc.                                            96,966             3,835,005
-----------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
   $1,655,802)(a)(c)                                 122,652             2,085,084
-----------------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                         60,466             3,115,208
-----------------------------------------------------------------------------------
Health Net Inc.(a)                                   108,340             4,714,957
-----------------------------------------------------------------------------------
UnitedHealth Group Inc.                              128,368             6,315,706
-----------------------------------------------------------------------------------
WellPoint Inc.(a)                                     39,931             3,076,684
===================================================================================
                                                                        23,142,644
===================================================================================

PHARMACEUTICALS-17.88%

Allergan, Inc.                                        44,771             5,041,662
-----------------------------------------------------------------------------------
Cypress Bioscience, Inc.(a)                          109,431               798,846
-----------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(a)                 50,185             1,633,522
-----------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                          69,357             3,510,158
-----------------------------------------------------------------------------------
Impax Laboratories, Inc.(a)                          152,044               998,929
-----------------------------------------------------------------------------------
Johnson & Johnson                                    184,261            11,965,910
-----------------------------------------------------------------------------------
Lilly (Eli) and Co.                                   53,720             3,062,040
-----------------------------------------------------------------------------------
Medicines Co. (The)(a)                                45,241             1,020,637
-----------------------------------------------------------------------------------
Pfizer Inc.                                          499,148            14,155,837
-----------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund




                                                      SHARES              VALUE
-----------------------------------------------------------------------------------

PHARMACEUTICALS-(CONTINUED)

Sepracor Inc.(a)                                      47,527         $   2,302,208
-----------------------------------------------------------------------------------
Warner Chilcott Ltd.-Class A(a)(b)                   152,941             2,034,115
-----------------------------------------------------------------------------------
Wyeth                                                176,293             8,962,736
-----------------------------------------------------------------------------------
Xenoport Inc.(a)                                      44,941               915,448
===================================================================================
                                                                        56,402,048
===================================================================================
      Total Domestic Common Stocks
       (Cost $219,928,435)                                             235,513,180
===================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-20.52%

AUSTRALIA-0.22%

CSL Ltd. (Biotechnology)(d)                           17,434               700,667
===================================================================================

CANADA-1.02%

Cardiome Pharma Corp. (Pharmaceuticals)(a)           113,015             1,305,323
-----------------------------------------------------------------------------------
MDS Inc. (Life Sciences Tools & Services)(b)         111,100             1,903,351
===================================================================================
                                                                         3,208,674
===================================================================================

FRANCE-3.45%

Ipsen S.A. (Pharmaceuticals)(a)(d)                   129,452             5,075,947
-----------------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)                 130,629             5,809,071
===================================================================================
                                                                        10,885,018
===================================================================================

GERMANY-1.26%

Merck KGaA (Pharmaceuticals)(d)                       37,463             3,969,639
===================================================================================

JAPAN-1.87%

Eisai Co., Ltd. (Pharmaceuticals)(b)                  70,178             3,392,021
-----------------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals)(b)(d)         136,507             2,512,221
===================================================================================
                                                                         5,904,242
===================================================================================

SPAIN-0.33%

Grifols S.A. (Biotechnology)(a)                      102,551             1,039,018
===================================================================================

SWITZERLAND-10.35%

Novartis A.G.-ADR (Pharmaceuticals)                  234,311            13,693,135
-----------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                 109,738            18,975,730
===================================================================================
                                                                        32,668,865
===================================================================================

UNITED KINGDOM-2.02%

AstraZeneca PLC-ADR (Pharmaceuticals)                 47,334             2,958,375
-----------------------------------------------------------------------------------
Shire PLC-ADR (Pharmaceuticals)                       68,907             3,403,317
===================================================================================
                                                                         6,361,692
===================================================================================
      Total Foreign Stocks & Other Equity Interests
       (Cost $51,903,768)                                               64,737,815
===================================================================================

MONEY MARKET FUNDS-6.50%

Liquid Assets Portfolio-Institutional Class(e)    10,249,885            10,249,885
-----------------------------------------------------------------------------------




                                                      SHARES              VALUE
-----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)          10,249,886         $  10,249,886
-----------------------------------------------------------------------------------
     Total Money Market Funds
        (Cost $20,499,771)                                              20,499,771
===================================================================================
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-101.67%
   (Cost $292,331,974)                                                 320,750,766
===================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.83%

Premier Portfolio-Institutional Class(e)(f)        5,783,783             5,783,783
===================================================================================
     Total Money Market Funds (purchased with cash
        collateral from securities loaned)
        (Cost $5,783,783)                                                5,783,783
===================================================================================
TOTAL INVESTMENTS-103.50%
   (Cost $298,115,757)                                                 326,534,549
===================================================================================
OTHER ASSETS LESS LIABILITIES-(3.50)%                                  (11,053,430)
===================================================================================
NET ASSETS-100.00%                                                    $315,481,119
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  All or a portion of this security was out on loan at September 30, 2006.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at September 30, 2006 represented 0.66% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $12,258,474, which represented 3.89% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. Global Health Care Fund


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM V.I. Global Health Care Fund
      value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. Global Health Care Fund

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             CHANGE IN
                                                                             UNREALIZED                                   REALIZED
                             VALUE         PURCHASES AT     PROCEEDS FROM   APPRECIATION      VALUE         DIVIDEND        GAIN
FUND                       12/31/05           COST             SALES       (DEPRECIATION)    09/30/06        INCOME        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional Class   $       --        $ 43,279,425      $ (33,029,540)     $    --      $10,249,885     $153,342      $    --
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class    5,568,522         103,860,431        (99,179,067)          --       10,249,886      370,615           --
====================================================================================================================================
   Subtotal             $5,568,522        $147,139,856      $(132,208,607)     $    --      $20,499,771     $523,957      $    --
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                CHANGE IN
                                                                                UNREALIZED                                  REALIZED
                                 VALUE       PURCHASES AT     PROCEEDS FROM    APPRECIATION        VALUE          DIVIDEND    GAIN
FUND                            12/31/05         COST             SALES       (DEPRECIATION)      09/30/06         INCOME*   (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
STIC Premier
  Portfolio-
  Institutional Class        $ 5,595,032    $197,303,417     $(197,114,666)    $   --           $ 5,783,783       $ 38,101   $   --
====================================================================================================================================
 Total Investments in
   Affiliates                $11,163,554    $344,443,273     $(329,323,273)    $   --           $26,283,554       $562,058   $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.

AIM V.I. Global Health Care Fund

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

            At September 30, 2006, securities with an aggregate value of $5,516,322 were on loan to brokers. The loans were secured by cash collateral of $5,783,783 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $38,101 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $204,929,957 and $164,950,763, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $33,603,959
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (5,288,569)
================================================================================
Net unrealized appreciation of investment securities                 $28,315,390
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $298,219,159.

                        AIM V.I. GLOBAL REAL ESTATE FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              VIGRE-QTR-1 9/06            A I M Advisors, Inc.

AIM V.I. GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)


                                                                                  SHARES                       VALUE
------------------------------------------------------------------------------------------------------------------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS &
 OTHER EQUITY INTERESTS-54.88%

AUSTRALIA--10.58%

CFS Retail Property Trust (Retail)(a)                                          1,431,400                   $   2,152,882
------------------------------------------------------------------------------------------------------------------------
GPT Group (Diversified)(a)                                                       634,600                       2,221,224
------------------------------------------------------------------------------------------------------------------------
Mirvac Group (Diversified)(a)                                                    202,200                         713,219
------------------------------------------------------------------------------------------------------------------------
Stockland (Diversified)(a)                                                       673,200                       3,709,400
------------------------------------------------------------------------------------------------------------------------
Valad Property Group (Diversified)(a)                                            607,100                         708,745
------------------------------------------------------------------------------------------------------------------------
Westfield Group (Retail)(a)                                                      447,400                       6,268,969
========================================================================================================================
                                                                                                              15,774,439
========================================================================================================================

CANADA-3.21%

Boardwalk Real Estate Investment Trust (Residential)                              34,600                         996,708
------------------------------------------------------------------------------------------------------------------------
Calloway Real Estate Investment Trust (Diversified)                               30,900                         753,840
------------------------------------------------------------------------------------------------------------------------
Canadian Hotel Income Properties Real Estate Investment Trust
  (Hotels)                                                                        26,000                         314,242
------------------------------------------------------------------------------------------------------------------------
Cominar Real Estate Investment Trust (Diversified)                                24,400                         454,035
------------------------------------------------------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust (Retail)                             29,400                         478,690
------------------------------------------------------------------------------------------------------------------------
RioCan Real Estate Investment Trust (Retail)                                      42,000                         902,147
------------------------------------------------------------------------------------------------------------------------
Summit Real Estate Invesment Trust (Industrial)                                   32,900                         877,981
========================================================================================================================
                                                                                                               4,777,643
========================================================================================================================

CHINA-0.16%

Guangzhou R&F Properties Co. Ltd. (Diversified)                                  168,800                         237,907
========================================================================================================================

FINLAND-0.57%

Citycon Oyj (Retail)                                                             102,300                         538,344
------------------------------------------------------------------------------------------------------------------------
Sponda Oyj (Office)(a)                                                            27,800                         313,808
========================================================================================================================
                                                                                                                 852,152
========================================================================================================================

FRANCE--2.79%

Klepierre (Retail)(a)                                                              7,400                       1,108,693
------------------------------------------------------------------------------------------------------------------------
Societe Immobiliere de Location pour I'Industrie et le Commerce
  (Office)(a)                                                                      4,500                         610,675
------------------------------------------------------------------------------------------------------------------------
Unibail (Diversified)(a)                                                          11,600                       2,438,753
========================================================================================================================
                                                                                                               4,158,121
========================================================================================================================

HONG KONG-9.59%

China Overseas Land & Investment Ltd. (Office)(a)                                704,000                         542,937
------------------------------------------------------------------------------------------------------------------------
China Overseas Land & Investment Ltd. -Wts., expiring 07/18/07
  (Office)(b)                                                                    108,500                          23,398
------------------------------------------------------------------------------------------------------------------------
China Resources Land Ltd. (Residential)(a)                                       331,800                         223,540
------------------------------------------------------------------------------------------------------------------------


                                                                                  SHARES                       VALUE
------------------------------------------------------------------------------------------------------------------------
HONG KONG-(CONTINUED)

Great Eagle Holdings Ltd. (Office)(a)                                            236,000                   $     857,796
------------------------------------------------------------------------------------------------------------------------
Hang Lung Properties Ltd. (Retail)                                               919,000                       1,962,911
------------------------------------------------------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Office)                                             851,000                       3,301,880
------------------------------------------------------------------------------------------------------------------------
Hysan Development Co., Ltd. (Diversified)                                        578,000                       1,482,365
------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Residential)(a)                                    541,000                       5,905,168
========================================================================================================================
                                                                                                              14,299,995
========================================================================================================================

ITALY-0.43%

Risanamento S.p.A (Diversified)(a)                                                83,600                         636,532
========================================================================================================================

JAPAN-11.97%

AEON Mall Co., Ltd. (Retail)                                                      16,900                         892,674
------------------------------------------------------------------------------------------------------------------------
GOLDCREST Co., Ltd. (Residential)(a)                                               5,190                         282,725
------------------------------------------------------------------------------------------------------------------------
Japan Retail Fund Investment Corp. (Retail)                                           78                         574,427
------------------------------------------------------------------------------------------------------------------------
JOINT Corp. (Residential)                                                          6,400                         218,868
------------------------------------------------------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd. (Office)(a)                                           194,000                       4,254,503
------------------------------------------------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Diversified)(a)                                        218,000                       4,974,074
------------------------------------------------------------------------------------------------------------------------
Nippon Building Fund Inc. (Office)                                                   130                       1,320,523
------------------------------------------------------------------------------------------------------------------------
NTT Urban Development Corp. (Office)(a)                                               71                         569,139
------------------------------------------------------------------------------------------------------------------------
ORIX JREIT Inc. (Office)                                                              19                         119,981
------------------------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd. (Diversified)(a)                         109,000                       3,213,487
------------------------------------------------------------------------------------------------------------------------
Tokyo Tatemono Co., Ltd. (Diversified)(a)                                        126,000                       1,421,902
========================================================================================================================
                                                                                                              17,842,303
========================================================================================================================

NETHERLANDS-1.22%

Rodamco Europe N.V. (Retail)(a)                                                   15,700                       1,826,188
========================================================================================================================

SINGAPORE-2.81%

Ascendas Real Estate Investment Trust (Industrial)                               385,000                         521,171
------------------------------------------------------------------------------------------------------------------------
Capitacommercial Trust (Office)                                                  351,690                         489,366
------------------------------------------------------------------------------------------------------------------------
Capitaland Ltd. (Residential)(a)                                                 465,000                       1,478,056
------------------------------------------------------------------------------------------------------------------------
CapitaMall Trust (Retail)(a)                                                     374,000                         598,015
------------------------------------------------------------------------------------------------------------------------
Keppel Land Ltd. (Office)(a)                                                     227,000                         708,726
------------------------------------------------------------------------------------------------------------------------
Suntec Real Estate Investment Trust (Retail)(a)                                  417,000                         387,658
========================================================================================================================
                                                                                                               4,182,992
========================================================================================================================

UNITED KINGDOM-11.55%

Big Yellow Group PLC (Industrial)                                                 60,400                         552,073
------------------------------------------------------------------------------------------------------------------------
British Land Co. PLC (Diversified)(a)                                            138,800                       3,540,486
------------------------------------------------------------------------------------------------------------------------
Brixton PLC (Industrial)(a)                                                       59,900                         592,526
------------------------------------------------------------------------------------------------------------------------
Capital & Regional PLC (Retail)(a)                                                86,600                       1,920,415
------------------------------------------------------------------------------------------------------------------------
Derwent Valley Holdings PLC (Office)                                              41,400                       1,414,428
------------------------------------------------------------------------------------------------------------------------
Hammerson PLC (Retail)(a)                                                         49,300                       1,211,993
------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Real Estate Fund


                                                                                  SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--(CONTINUED)

Land Securities Group PLC (Diversified)                                          117,700                   $   4,336,297
------------------------------------------------------------------------------------------------------------------------
Liberty International PLC (Retail) (a)                                            26,000                         595,807
------------------------------------------------------------------------------------------------------------------------
Quintain Estates & Development PLC (Diversified)                                  44,200                         579,212
------------------------------------------------------------------------------------------------------------------------
Shaftesbury PLC (Retail)                                                         100,800                       1,133,159
------------------------------------------------------------------------------------------------------------------------
Unite Group PLC (Residential)                                                    111,500                         967,480
------------------------------------------------------------------------------------------------------------------------
Workspace Group PLC (Office) (a)                                                  48,400                         368,596
========================================================================================================================
                                                                                                              17,212,472
========================================================================================================================
        Total Foreign Real Estate Investment Trusts, Common Stocks & Other Equity
          Interests (Cost $74,967,798)                                                                        81,800,744
========================================================================================================================

DOMESTIC REAL ESTATE INVESTMENT TURSTS, COMMON STOCKS & OTHER EQUITY INTERESTS--42.63%

DIVERSIFIED--3.98%

Colonial Properties Trust                                                         23,100                       1,104,411
------------------------------------------------------------------------------------------------------------------------
Health Care Property Investors, Inc.                                              28,000                         869,400
------------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc.                                                             3,100                         124,031
------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.                                                              26,800                       2,304,532
------------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                      39,900                       1,537,746
========================================================================================================================
                                                                                                               5,940,120
========================================================================================================================

HOTELS--3.91%

Hilton Hotels Corp.                                                               49,800                       1,386,930
------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts Inc.                                                       158,289                       3,629,567
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                         14,100                         806,379
========================================================================================================================
                                                                                                               5,822,876
========================================================================================================================

INDUSTRIAL--3.44%

AMB Property Corp.                                                                11,600                         639,276
------------------------------------------------------------------------------------------------------------------------
ProLogis                                                                          78,714                       4,491,421
========================================================================================================================
                                                                                                               5,130,697
========================================================================================================================

OFFICE--11.75%

Alexandria Real Estate Equities, Inc.                                              9,600                         900,480
------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                           30,800                       3,182,872
------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                           44,421                       1,445,903
------------------------------------------------------------------------------------------------------------------------
Brookfield Properties Corp.                                                       41,000                       1,442,593
------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                    75,700                       3,009,832
------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp.                                                   34,600                       1,480,880
------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                             25,000                       2,792,500
------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                              29,900                       3,259,100
========================================================================================================================
                                                                                                              17,514,160
========================================================================================================================

RESIDENTIAL--7.73%

Archstone-Smith Trust                                                             49,400                       2,689,336
------------------------------------------------------------------------------------------------------------------------
AvalonBay Communities, Inc.                                                       11,500                       1,384,600
------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                             22,800                       1,733,028
------------------------------------------------------------------------------------------------------------------------
Equity Residential                                                                69,200                       3,500,136
------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc.                                                        15,300                       1,857,420
------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                                            5,800                         355,076
========================================================================================================================
                                                                                                              11,519,596
========================================================================================================================

RETAIL--11.82%

CBL & Associates Properties, Inc.                                                 18,400                         771,144
------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                               48,000                       2,676,480
------------------------------------------------------------------------------------------------------------------------


                                                                                  SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------
RETAIL--(CONTINUED)

Federal Realty Investment Trust                                                   17,500                   $   1,300,250
------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.                                                   44,200                       2,106,130
------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                                                                49,900                       2,139,213
------------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                                28,600                       2,183,896
------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                             28,300                       1,945,908
------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                        49,600                       4,494,752
========================================================================================================================
                                                                                                              17,617,773
========================================================================================================================
        Total Domestic Real Estate Investment Trusts, Common Stocks &
          Other Equity Interests (Cost $45,671,697)                                                           63,545,222
========================================================================================================================

MONEY MARKET FUNDS-4.03%

Liquid Assets Portfolio-Institutional Class(c)                                 3,004,115                       3,004,115
------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)                                       3,004,116                       3,004,116
========================================================================================================================
        Total Money Market Funds (Cost $6,008,231)                                                             6,008,231
========================================================================================================================

TOTAL INVESTMENTS-101.54%
  (Cost $126,647,726)                                                                                        151,354,197
========================================================================================================================

OTHER ASSETS LESS LIABILITIES-(1.54)%                                                                         (2,293,826)
========================================================================================================================

NET ASSETS-100.00%                                                                                         $ 149,060,371
========================================================================================================================

Investment Abbreviations:

REIT - Real Estate Investment Trust

Wts. - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $56,356,637, which represented 37.81% of the Fund's Net Assets. See Note 1A.

(b) Non-income producing security acquired through a corporate action.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. Global Real Estate Fund


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.


                                                                                CHANGE IN
                                                                                UNREALIZED                                  REALIZED
                               VALUE        PURCHASES         PROCEEDS         APPRECIATION         VALUE       DIVIDEND      GAIN
FUND                          12/31/05       AT COST         FROM SALES       (DEPRECIATION)       9/30/06       INCOME      (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class          $       --    $20,021,672     $(17,017,557)       $         --     $3,004,115     $ 42,204    $     --
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class           5,533,127     43,281,121      (45,810,132)                 --      3,004,116      143,048           --
====================================================================================================================================
   TOTAL
   INVESTMENTS IN
   AFFILIATES                $5,533,127    $63,302,793     $(62,827,689)       $         --     $6,008,231     $185,252    $      --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $118,618,953 and $19,548,294, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $24,755,701
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (111,689)
================================================================================
Net unrealized appreciation of investment securities                $24,644,012
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $126,710,185.

                       AIM V.I. GOVERNMENT SECURITIES FUND
         Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com             VIGOV-QTR-1 9/06             A I M Advisors, Inc.

AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-83.21%

FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-31.20%(A)

Pass Through Ctfs.,
   8.00%, 05/01/08 to 02/01/35                   $ 25,968,996     $   27,481,474
--------------------------------------------------------------------------------
   6.00%, 11/01/08 to 02/01/34                     24,106,969         24,457,157
--------------------------------------------------------------------------------
   6.50%, 12/01/08 to 12/01/35                     55,447,496         56,661,562
--------------------------------------------------------------------------------
   7.00%, 11/01/10 to 05/01/36                     34,257,698         35,355,296
--------------------------------------------------------------------------------
   10.50%, 08/01/19                                    14,044             15,357
--------------------------------------------------------------------------------
   8.50%, 09/01/20 to 08/01/31                      2,361,945          2,531,552
--------------------------------------------------------------------------------
   10.00%, 03/01/21                                   211,972            233,388
--------------------------------------------------------------------------------
   9.00%, 06/01/21 to 06/01/22                      1,468,000          1,570,416
--------------------------------------------------------------------------------
   7.50%, 08/01/24 to 08/01/36                      5,869,203          6,080,443
--------------------------------------------------------------------------------
   7.05%, 05/20/27                                    712,919            729,770
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   4.50%, 10/01/21(b)                              26,034,265         25,082,387
--------------------------------------------------------------------------------
   5.00%, 10/01/21 to 10/01/36(b)                  52,420,000         51,014,539
--------------------------------------------------------------------------------
   5.50%, 10/01/36(b)                              33,312,283         32,854,239
--------------------------------------------------------------------------------
   6.00%, 10/01/36(b)                              13,600,000         13,672,250
================================================================================
                                                                     277,739,830
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-40.89%

Pass Through Ctfs.,
   7.50%, 11/01/09 to 08/01/36(a)                  39,368,620         40,844,433
--------------------------------------------------------------------------------
   6.50%, 10/01/10 to 10/01/35(a)                  53,158,301         54,441,556
--------------------------------------------------------------------------------
   7.00%, 12/01/10 to 06/01/36(a)                  79,357,606         81,913,877
--------------------------------------------------------------------------------
   8.00%, 06/01/12 to 06/01/36(a)                  34,041,103         35,959,605
--------------------------------------------------------------------------------
   8.50%, 06/01/12 to 10/01/33(a)                   8,852,012          9,504,483
--------------------------------------------------------------------------------
   10.00%, 09/01/13 to 03/01/16(a)                    194,710            208,385
--------------------------------------------------------------------------------
   6.00%, 03/01/17 to 02/01/34(a)                  13,758,117         13,974,519
--------------------------------------------------------------------------------
   5.00%, 11/01/17 to 12/01/33(a)                   2,801,404          2,753,957
--------------------------------------------------------------------------------
   6.75%, 07/01/24(a)                               2,284,499          2,344,022
--------------------------------------------------------------------------------
   6.95%, 10/01/25 to 09/01/26(a)                     246,540            254,633
--------------------------------------------------------------------------------
   7.50%, 08/01/36                                  3,000,000          3,111,562
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   5.00%, 10/01/21(a)(b)                            4,773,250          4,691,210
--------------------------------------------------------------------------------
   5.50%, 10/01/21 to 10/01/36(a)(b)               35,509,268         35,440,671
--------------------------------------------------------------------------------
   6.00%, 10/01/21 to 10/01/36(a)(b)               63,507,701         64,069,823
--------------------------------------------------------------------------------
   6.50%, 10/01/36(a)(b)                           14,272,996         14,536,154
================================================================================
                                                                     364,048,890
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-11.12%(A)

Pass Through Ctfs.,
   7.50%, 03/15/08 to 08/15/36                     14,484,042         15,066,896
================================================================================
   9.00%, 09/15/08 to 12/20/16                        194,843            207,811
================================================================================

                                                   PRINCIPAL
                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)(A)-(CONTINUED)

   6.50%, 09/20/08 to 09/15/35                   $ 44,475,417     $   45,868,017
--------------------------------------------------------------------------------
   9.38%, 06/15/09 to 12/15/09                        828,828            859,412
--------------------------------------------------------------------------------
   8.00%, 07/15/12 to 09/15/36                      9,767,457         10,356,748
--------------------------------------------------------------------------------
   11.00%, 10/15/15                                     2,864              3,188
--------------------------------------------------------------------------------
   9.50%, 09/15/16                                      4,130              4,477
--------------------------------------------------------------------------------
   7.00%, 04/15/17 to 08/15/36                     13,563,429         14,061,982
--------------------------------------------------------------------------------
   10.50%, 09/15/17 to 11/15/19                         5,378              6,028
--------------------------------------------------------------------------------
   8.50%, 12/15/17 to 08/15/36                      3,999,121          4,286,602
--------------------------------------------------------------------------------
   10.00%, 06/15/19                                    84,665             94,054
--------------------------------------------------------------------------------
   6.00%, 06/20/20 to 08/15/33                      5,830,983          5,920,518
--------------------------------------------------------------------------------
   6.95%, 08/20/25 to 08/20/27                      2,158,015          2,219,623
================================================================================
                                                                      98,955,356
================================================================================
      Total U.S. Mortgage-Backed Securities
         (Cost $747,264,166)                                         740,744,076
================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-20.39%(A)

FEDERAL FARM CREDIT BANK-0.89%

 Bonds, 5.75%, 01/18/11                             2,000,000          2,061,520
--------------------------------------------------------------------------------
 Medium Term Notes, 5.75%, 12/07/28                 5,500,000          5,854,860
================================================================================
                                                                       7,916,380
================================================================================

FEDERAL HOME LOAN BANK (FHLB)-6.09%

Global Bonds, 5.50%, 06/05/09                      14,375,000         14,429,337
--------------------------------------------------------------------------------
Unsec. Bonds,
   3.50%, 11/15/07                                  4,650,000          4,570,206
--------------------------------------------------------------------------------
   5.75%, 10/27/10                                 31,555,000         31,650,296
--------------------------------------------------------------------------------
 Unsec. Disc. Bonds, 6.00%, 11/16/15(c)             3,625,000          3,608,543
================================================================================
                                                                      54,258,382
================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-3.42%

Unsec. Global Notes,
   5.00%, 11/01/10                                  7,000,000          6,953,590
--------------------------------------------------------------------------------
   5.20%, 03/05/19                                 15,000,000         14,593,200
--------------------------------------------------------------------------------
   5.50%, 08/20/19                                  9,000,000          8,923,140
================================================================================
                                                                      30,469,930
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-8.45%

Unsec. Global Bonds, 6.63%, 11/15/30                  700,000(d)         845,243
--------------------------------------------------------------------------------
Unsec. Notes,
   6.00%, 04/19/13                                  7,303,000          7,309,646
--------------------------------------------------------------------------------
   6.00%, 11/17/15                                  8,565,000          8,560,375
--------------------------------------------------------------------------------
   6.13%, 03/21/16                                 22,695,000         22,666,177
--------------------------------------------------------------------------------
   6.50%, 07/26/16                                 30,000,000         30,161,700
--------------------------------------------------------------------------------
   6.50%, 11/25/25                                  4,762,000          4,770,857
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-(CONTINUED)

Unsec. Sub. Disc. Deb.,
   6.74%, 10/09/19(e)                            $  1,000,000     $      498,700
--------------------------------------------------------------------------------
   7.37%, 10/09/19(e)                                 800,000            398,960
================================================================================
                                                                      75,211,658
================================================================================

PRIVATE EXPORT FUNDING CORP.-0.32%

Series G, Unsec. Gtd. Notes, 6.67%,
   09/15/09                                         2,701,000          2,828,892
================================================================================

TENNESSEE VALLEY AUTHORITY-1.22%

Series A, Bonds, 6.79%, 05/23/12                    5,000,000          5,433,250
--------------------------------------------------------------------------------
Series G, Global Bonds, 5.38%, 11/13/08             5,347,000          5,395,284
================================================================================
                                                                      10,828,534
================================================================================
      Total U.S. Government Agency Securities
         (Cost $181,998,059)                                         181,513,776
================================================================================

U.S. TREASURY SECURITIES-1.28%(A)

U.S. TREASURY BONDS-1.00%

   7.50%, 11/15/24                                  5,715,000(d)       7,533,970
--------------------------------------------------------------------------------
   7.63%, 02/15/25                                    550,000            734,509
--------------------------------------------------------------------------------
   6.88%, 08/15/25                                    500,000            624,610
================================================================================
                                                                       8,893,089
================================================================================

U.S. TREASURY STRIPS-0.28%

   6.79%, 11/15/18(e)                               4,405,000          2,475,742
================================================================================
      Total U.S. Treasury Securities
         (Cost $10,789,685)                                           11,368,831
================================================================================

                                                    SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-21.43%

Government & Agency Portfolio -Institutional
   Class
   (Cost $190,839,565)(f)                         190,839,565        190,839,565
================================================================================
TOTAL INVESTMENTS-126.31%
   (Cost $1,130,891,475)                                           1,124,466,248
================================================================================
OTHER ASSETS LESS LIABILITIES-(26.31)%                              (234,224,675)
================================================================================
NET ASSETS-100.00%                                                $  890,241,573
================================================================================

Investment Abbreviations:

Ctfs.  -- Certificates
Deb.   -- Debentures
Disc.  -- Discounted
Gtd.   -- Guaranteed
STRIPS -- Separately Traded Registered Interest and Principal Security
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2006 was $930,515,121, which represented 104.52% of the Fund's Net Assets. See Note 1A.

(b) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(c) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I.GOVERNMENT SECURITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

               Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and,

AIM V.I.GOVERNMENT SECURITIES FUND

          accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

               Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

     E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM V.I.GOVERNMENT SECURITIES FUND

     NOTE 2--INVESTMENT IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2006.

                                                                             CHANGE IN
                                                                            UNREALIZED
                                VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                           12/31/05        COST           SALES       (DEPRECIATION)     09/30/06       INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Government & Agency
   Portfolio-Institutional
   Class                     $50,063,086   $390,135,330   $(249,358,851)        $--        $190,839,565   $5,935,961       $--
----------------------------------------------------------------------------------------------------------------------------------

     NOTE 3 -- FUTURES CONTRACTS

     On September 30, 2006, $1,200,000 principal amount U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                        OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------
                                                                            UNREALIZED
                              NUMBER OF       MONTH/          VALUE        APPRECIATION
      CONTRACT                CONTRACTS     COMMITMENT       09/30/06     (DEPRECIATION)
----------------------------------------------------------------------------------------
 U.S. Treasury 2 Year Notes       136      Dec.-06/Long   $  27,812,000    $    67,659
----------------------------------------------------------------------------------------
 U.S. Treasury 5 Year Notes       517      Dec.-06/Long      54,551,578        358,181
========================================================================================
                                                             82,363,578        425,840
========================================================================================
U.S. Treasury 10 Year Notes     1,237     Dec.-06/Short    (133,673,313)    (1,220,769)
========================================================================================
   SUBTOTAL                                                (133,673,313)    (1,220,769)
========================================================================================
      TOTAL                                               $(51,309,735)    $  (794,929)
========================================================================================

     NOTE 4 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $325,210,649 and $396,216,994, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                 $ 2,823,813
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (9,249,040)
--------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities        $(6,425,227)
======================================================================================

Investments have the same cost for tax and financial statement purposes.

                            AIM V.I. HIGH YIELD FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com              VIHYI-QTR-1 9/06            A I M Advisors, Inc.

AIM V.I. HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
BONDS & NOTES-84.09%

AEROSPACE & DEFENSE-2.39%

Argo-Tech Corp., Sr. Unsec. Gtd. Global
   Notes, 9.25%, 06/01/11(a)                            $  261,000   $   272,745
--------------------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global
   Notes, 8.25%, 08/15/13(a)                               160,000       166,800
--------------------------------------------------------------------------------
DRS Technologies, Inc.,
   Sr. Gtd. Notes,
   6.63%, 02/01/16(a)                                      165,000       163,350
--------------------------------------------------------------------------------
   Sr. Unsec. Conv. Putable Notes,
   2.00%, 02/01/11 (Acquired 01/30/06; Cost
   $110,000)(a)(b)                                         110,000       107,662
--------------------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Global Notes,
   6.75%, 02/01/15(a)                                      457,000       441,005
--------------------------------------------------------------------------------
L-3 Communications Corp.,
   Sr. Unsec. Gtd. Sub. Global Notes,
   6.13%, 01/15/14(a)                                       84,000        82,110
--------------------------------------------------------------------------------
   Series B,
   Sr. Unsec. Gtd. Sub. Global Notes,
   6.38%, 10/15/15(a)                                      103,000       100,940
================================================================================
                                                                       1,334,612
================================================================================

AIRLINES-1.11%

Delta Air Lines Inc.-Series 2002-1, Class
   C, Pass Through Ctfs., 7.78%, 01/02/12(a)               157,234       152,124
--------------------------------------------------------------------------------
Evergreen International Aviation Inc., Sr.
   Sec. Global Notes, 12.00%, 05/15/10(a)                  435,000       467,625
================================================================================
                                                                         619,749
================================================================================

ALTERNATIVE CARRIERS-1.08%

Hughes Network Systems LLC/HNS Finance
   Corp., Sr. Notes, 9.50%, 04/15/14
   (Acquired 04/06/06; Cost $105,000)(a)(b)                105,000       108,675
--------------------------------------------------------------------------------
Level 3 Financing Inc., Sr. Unsec. Gtd.
   Unsub. Global Notes, 10.75%, 10/15/11(a)                470,000       494,675
================================================================================
                                                                         603,350
================================================================================

ALUMINUM-0.69%

Century Aluminum Co., Sr. Unsec. Gtd.
   Global Notes, 7.50%, 08/15/14(a)                        103,000       103,258
--------------------------------------------------------------------------------
Novelis Inc. (Canada), Sr. Notes, 8.25%,
   02/15/15 (Acquired 05/25/06-06/21/06;
   Cost $282,338)(a)(b)                                    295,000       281,725
================================================================================
                                                                         384,983
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
APPAREL RETAIL-0.66%

Payless ShoeSource, Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.25%, 08/01/13(a)(c)             $  360,000   $   369,900
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.27%

American Achievement Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.25%, 04/01/12(a)                   145,000       147,538
--------------------------------------------------------------------------------
Broder Brothers Co.-Series B, Sr. Unsec.
   Gtd. Global Notes, 11.25%, 10/15/10(a)                  426,000       418,545
--------------------------------------------------------------------------------
Levi Strauss & Co., Sr. Unsec. Unsub.
   Global Notes, 8.88%, 04/01/16(a)                        300,000       300,000
--------------------------------------------------------------------------------
Perry Ellis International, Inc.-Series B,
   Sr. Sub. Global Notes, 8.88%, 09/15/13(a)               212,000       209,350
--------------------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes,
   8.88%, 06/15/13(a)                                      187,000       192,376
================================================================================
                                                                       1,267,809
================================================================================

AUTO PARTS & EQUIPMENT-2.96%

Delphi Corp., Global Notes, 6.50%,
   05/01/09(a)(d)                                          105,000        94,238
--------------------------------------------------------------------------------
Cooper-Standard Automotive Inc., Sr. Unsec.
   Gtd. Global Notes, 7.00%, 12/15/12(a)(c)                270,000       234,225
--------------------------------------------------------------------------------
Lear Corp.-Series B, Sr. Unsec. Gtd. Notes,
   8.11%, 05/15/09(a)(c)                                   485,000       471,662
--------------------------------------------------------------------------------
Tenneco Inc., Sr. Unsec. Gtd. Sub. Global
   Notes, 8.63%, 11/15/14(a)(c)                            160,000       159,600
--------------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes,
   9.38%, 02/15/13(a)                                      198,000       211,860
--------------------------------------------------------------------------------
Visteon Corp., Sr. Unsec. Notes, 7.00%,
   03/10/14(a)(c)                                          540,000       483,300
================================================================================
                                                                       1,654,885
================================================================================

AUTOMOBILE MANUFACTURERS-0.78%

General Motors Corp., Global Notes, 7.20%,
   01/15/11(a)                                             470,000       435,925
================================================================================

BROADCASTING & CABLE TV-4.98%

Adelphia Communications Corp., Sr. Unsec.
   Notes, 10.88%, 10/01/10(a)(d)                           178,000       111,250
--------------------------------------------------------------------------------
CSC Holdings Inc.Series B, Sr. Unsec.
   Unsub. Notes, 7.63%, 04/01/11(a)                        382,000       395,370
--------------------------------------------------------------------------------
Echostar DBS Corp.,
   Sr. Notes,
   7.00%, 10/01/13 (Acquired 09/28/06; Cost
   $117,580)(a)(b)                                         120,000       118,050
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes,
   6.38%, 10/01/11(a)                                      280,000       274,400
--------------------------------------------------------------------------------

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Intelsat Subsidiary Holding Co. Ltd.
   (Bermuda), Sr. Global Notes, 8.25%,
   01/15/13(a)                                          $  357,000   $   364,140
--------------------------------------------------------------------------------
Mediacom Broadband LLC/ Mediacom Broadband Corp.,
   Sr. Global Notes,
   8.50%, 10/15/15(a)(c)                                   155,000       154,806
--------------------------------------------------------------------------------
   Sr. Notes,
   8.50%, 10/15/15 (Acquired 09/28/06; Cost
   $119,100)(b)                                            120,000       119,550
--------------------------------------------------------------------------------
NTL Cable PLC, Sr. Unsec. Gtd. Global
   Notes, 8.75%, 04/15/14(a)                               180,000       186,750
--------------------------------------------------------------------------------
Rainbow National Services LLC, Sr. Notes,
   8.75%, 09/01/12 (Acquired
   08/13/04-09/22/06; Cost $556,527)(a)(b)                 538,000       578,350
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 8.00%,
   03/15/12(a)                                             120,000       122,400
--------------------------------------------------------------------------------
Videotron Ltee (Canada), Sr. Unsec. Gtd.
   Global Notes, 6.88%, 01/15/14(a)                        212,000       210,410
--------------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Unsec. Gtd.
   Floating Rate Global Notes, 9.99%,
   05/01/13(a)(e)                                          155,000       147,638
================================================================================
                                                                       2,783,114
================================================================================

BUILDING PRODUCTS-1.83%

Collins & Aikman Floorcoverings,
   Inc.-Series B, Sr. Unsec. Gtd. Sub.
   Global Notes, 9.75%, 02/15/10(a)                        180,000       180,450
--------------------------------------------------------------------------------
Goodman Global Holdings Inc.,
   Sr. Unsec. Sub. Global Notes,
   7.88%, 12/15/12(a)(c)                                   224,000       214,480
--------------------------------------------------------------------------------
   Series B,
   Sr. Unsec. Gtd. Floating Rate Global Notes,
   8.33%, 06/15/12(a)(f)                                   270,000       274,387
--------------------------------------------------------------------------------
Indalex Holding Corp., Sr. Sec. Notes,
   11.50%, 02/01/14 (Acquired
   01/30/06-04/24/06; Cost $323,184)(a)(b)                 330,000       351,450
================================================================================
                                                                       1,020,767
================================================================================

CASINOS & GAMING-2.71%

Isle of Capri Casinos, Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 7.00%,
   03/01/14(a)                                             180,000       172,125
--------------------------------------------------------------------------------
MGM Mirage, Sr. Unsec. Gtd. Global Notes,
   6.63%, 07/15/15(a)                                      273,000       263,445
--------------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Unsec. Sub.
   Global Notes, 6.75%, 03/01/15(a)                        199,000       195,518
--------------------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec.
   Global Notes, 8.75%, 12/01/11(a)                        439,000       460,401
--------------------------------------------------------------------------------
River Rock Entertainment Authority, Sr.
   Notes, 9.75%, 11/01/11(a)                               104,000       111,280
--------------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Global Notes,
   7.25%, 05/01/12(a)                                      124,000       124,000
--------------------------------------------------------------------------------
Station Casinos, Inc., Sr. Unsec. Notes,
   7.75%, 08/15/16(a)                                      180,000       187,425
================================================================================
                                                                       1,514,194
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
COAL & CONSUMABLE FUELS-0.53%

Massey Energy Co., Sr. Global Notes, 6.63%,
   11/15/10(a)                                          $  300,000   $   294,000
================================================================================

COMMODITY CHEMICALS-1.45%

BCP Crystal US Holdings Corp., Sr. Sub.
   Global Notes, 9.63%, 06/15/14(a)                        111,000       120,713
--------------------------------------------------------------------------------
Basell AF SCA (Luxembourg), Sr. Sec. Gtd.
   Sub. Notes, 8.38%, 08/15/15 (Acquired
   05/18/06; Cost $153,644)(a)(b)                          155,000       154,612
--------------------------------------------------------------------------------
Georgia Gulf Corp., Sr. Notes, 9.50%,
   10/15/14 (Acquired 09/28/06; Cost
   $89,374)(b)                                              90,000        89,775
--------------------------------------------------------------------------------
Montell Finance Co. B.V. (Netherlands),
   Unsec. Gtd. Yankee  Deb., 8.10%,
   03/15/27 (Acquired 01/06/05-09/22/06;
   Cost $327,683)(a)(b)                                    347,000       324,011
--------------------------------------------------------------------------------
Lyondell Chemical Co., Sr. Unsec. Gtd.
   Notes, 8.25%, 09/15/16(a)                               120,000       122,550
================================================================================
                                                                         811,661
================================================================================

COMMUNICATIONS EQUIPMENT-0.58%

MasTec, Inc.-Series B, Sr. Sub. Notes,
   7.75%, 02/01/08(a)                                      325,000       324,188
================================================================================

CONSTRUCTION & ENGINEERING-0.26%

Great Lakes Dredge & Dock Corp., Sr. Unsec.
   Gtd. Sub. Global Notes, 7.75%,
   12/15/13(a)                                             156,000       147,420
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.33%

Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
   6.88%, 07/31/13(a)                                      190,000       186,438
================================================================================

CONSTRUCTION MATERIALS-1.19%

RMCC Acquistion Co., Sr. Sub. Notes,
   10.00%, 11/01/12 (Acquired
   10/28/04-09/08/06; Cost $349,750)(a)(b)                 343,000       356,720
--------------------------------------------------------------------------------
U.S. Concrete, Inc.,
   Sr. Sub. Notes,
   8.38%, 04/01/14 (Acquired 06/29/06; Cost
   $108,086)(a)(b)                                         110,000       106,562
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Global Notes,
   8.38%, 04/01/14(a)                                      205,000       198,594
================================================================================
                                                                         661,876
================================================================================

CONSUMER FINANCE-4.01%

Dollar Financial Group, Inc., Sr. Gtd.
   Global Notes, 9.75%, 11/15/11(a)                        327,000       357,656
--------------------------------------------------------------------------------
Ford Motor Credit Co.,
   Notes,
   6.63%, 06/16/08(a)                                      454,000       447,394
--------------------------------------------------------------------------------
   Sr. Notes,
   9.88%, 08/10/11(a)                                      120,000       124,774
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   8.63%, 11/01/10(a)                                      120,000       120,570
--------------------------------------------------------------------------------
   Unsub. Global Notes,


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

   7.00%, 10/01/13(a)                                   $  465,000   $   434,635
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
   Global Bonds,
   8.00%, 11/01/31(a)                                      425,000       448,375
--------------------------------------------------------------------------------
   Global Notes,
   6.75%, 12/01/14(a)                                      310,000       306,051
================================================================================
                                                                       2,239,455
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.18%

Worldspan L.P./WS Financing Corp., Sr. Sec.
   Gtd. Floating Rate Global Second Lien
   Notes, 11.66%, 02/15/11(a)(e)                           100,000        99,250
================================================================================

DIVERSIFIED CHEMICALS-1.12%

Ineos Group Holdings PLC (United Kingdom),
   Sr. Unsec. Sub. Notes, 8.50%, 02/15/16
   (Acquired 03/08/06-05/10/06; Cost
   $186,238)(a)(b)(c)                                      195,000       186,712
--------------------------------------------------------------------------------
Innophos Inc., Sr. Unsec. Gtd. Sub. Global
   Notes, 8.88%, 08/15/14(a)                               440,000       437,800
================================================================================
                                                                         624,512
================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-1.59%

Corrections Corp. of America, Sr. Unsec.
   Gtd. Sub. Global Notes, 6.25%,
   03/15/13(a)                                             171,000       168,435
--------------------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec. Global
   Notes, 8.25%, 07/15/13(a)                               143,000       143,715
--------------------------------------------------------------------------------
Mobile Services Group Inc., Sr. Notes,
   9.75%, 08/01/14 (Acquired 07/20/06; Cost
   $60,000)(a)(b)                                           60,000        61,500
--------------------------------------------------------------------------------
Travelport Inc.,
   Sr. Notes,
   9.88%, 09/01/14 (Acquired
   08/11/06-09/20/06; Cost $296,100)(a)(b)                 300,000       289,686
--------------------------------------------------------------------------------
   Sr. Sub. Notes,
   11.88%, 09/01/16 (Acquired 08/11/06; Cost
   $235,000)(a)(b)                                         235,000       226,333
================================================================================
                                                                         889,669
================================================================================

DIVERSIFIED METALS & MINING-0.63%

Vedanta Resources PLC (United Kingdom), Sr.
   Unsec. Notes, 6.63%, 02/22/10 (Acquired
   07/13/06-07/19/06; Cost $343,800)(a)(b)                 360,000       354,600
================================================================================

DRUG RETAIL-0.64%

Jean Coutu Group (PJC) Inc. (The) (Canada),
   Sr. Unsec. Global Notes, 7.63%,
   08/01/12(a)                                             238,000       250,495
--------------------------------------------------------------------------------
Rite Aid Corp., Sr. Sec. Gtd. Second Lien
   Global Notes, 8.13%, 05/01/10(a)                        103,000       104,416
================================================================================
                                                                         354,911
================================================================================

ELECTRIC UTILITIES-2.57%

Dynegy Holdings, Inc., Sr. Unsec. Global
   Notes, 8.38%, 05/01/16(a)                               185,000       188,700
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Edison Mission Energy, Sr. Notes, 7.75%,
   06/15/16 (Acquired 05/19/06; Cost
   $155,000)(a)(b)                                      $  155,000   $   158,100
--------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding
   Corp.-Series C, Sr. Sec. Bonds, 7.16%,
   01/15/14(a)                                             178,291       180,074
--------------------------------------------------------------------------------
Midwest Generation, LLC, Sr. Sec. Second
   Priority Putable Global Notes, 8.75%,
   05/01/14(a)                                             145,000       156,418
--------------------------------------------------------------------------------
Mirant North America, LLC, Sr. Unsec. Gtd.
   Global Notes, 7.38%, 12/31/13(a)                        270,000       271,350
--------------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
   Notes, 13.50%, 07/15/08(a)                              231,000       258,720
--------------------------------------------------------------------------------
Nevada Power Co., General Refunding
   Mortgage Notes, 5.95%, 03/15/16
   (Acquired 01/10/06; Cost $54,858)(a)(b)                  55,000        55,009
--------------------------------------------------------------------------------
Reliant Energy, Inc., Sr. Sec. Gtd. Notes,
   6.75%, 12/15/14(a)                                      175,000       167,125
================================================================================
                                                                       1,435,496
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.21%

Allied Waste North America, Inc.,
   -Series B,
   Sr. Sec. Gtd. Global Notes,
   7.13%, 11/15/16(a)                                      310,000       305,737
--------------------------------------------------------------------------------
   8.50%, 12/01/08(a)                                      354,000       371,700
================================================================================
                                                                         677,437
================================================================================

FOREST PRODUCTS-0.55%

Ainsworth Lumber Co. Ltd. (Canada), Sr.
   Unsec. Yankee Notes, 6.75%, 03/15/14(a)                  53,000        37,365
--------------------------------------------------------------------------------
Millar Western Forest Products Ltd.
   (Canada), Sr. Unsec. Global Notes,
   7.75%, 11/15/13(a)                                      322,000       270,480
================================================================================
                                                                         307,845
================================================================================

GAS UTILITIES-0.23%

SEMCO Energy, Inc.,
   Sr. Global Notes,
   7.75%, 05/15/13(a)                                       68,000        68,425
--------------------------------------------------------------------------------
   Sr. Unsec. Global Notes,
   7.13%, 05/15/08(a)                                       60,000        59,775
================================================================================
                                                                         128,200
================================================================================

GENERAL MERCHANDISE STORES-0.24%

Pantry, Inc. (The), Sr. Sub. Global Notes,
   7.75%, 02/15/14(a)                                      135,000       135,338
================================================================================

HEALTH CARE FACILITIES-2.67%

Concentra Operating Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 9.13%, 06/01/12(a)                   147,000       154,717
--------------------------------------------------------------------------------
HCA, Inc.,
   Global Bonds,
   6.50%, 02/15/16(a)(c)                                   165,000       132,619
--------------------------------------------------------------------------------
   Notes,
   7.50%, 11/06/33(a)                                      165,000       129,937
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
--------------------------------------------------------------------------------
HEALTH CARE FACILITIES-(CONTINUED)

   Sr. Unsec. Global Notes, 6.38%, 01/15/15(a)          $  110,000   $    89,513
--------------------------------------------------------------------------------
IASIS Healthcare LLC/IASIS Capital Corp.,
   Sr. Sub. Global Notes, 8.75%, 06/15/14(a)               180,000       175,950
--------------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.63%, 02/01/15(a)                        348,000       295,800
--------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Unsec. Notes,
   6.38%, 12/01/11(a)                                      409,000       364,010
--------------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Sub.
   Notes, 7.00%, 11/15/13(a)                               155,000       151,125
================================================================================
                                                                       1,493,671
================================================================================

HEALTH CARE SERVICES-2.18%

AmeriPath, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 10.50%, 04/01/13(a)                       305,000       324,825
--------------------------------------------------------------------------------
Omnicare, Inc., Sr. Sub. Notes, 6.88%,
   12/15/15(a)                                             165,000       161,288
--------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd. Sub. Global
   Notes, 9.88%, 03/15/15(a)                                56,000        58,170
--------------------------------------------------------------------------------
Universal Hospital Services Inc., Sr.
   Unsec. Global Notes, 10.13%, 11/01/11(a)                345,000       365,700
--------------------------------------------------------------------------------
US Oncology, Inc., Sr. Unsec. Gtd. Global
   Notes, 9.00%, 08/15/12(a)                               295,000       307,537
================================================================================
                                                                       1,217,520
================================================================================

HEALTH CARE SUPPLIES-0.28%

Inverness Medical Innovations, Inc., Sr.
   Sub. Global Notes, 8.75%, 02/15/12(a)                   155,000       157,325
================================================================================

HOMEBUILDING-0.28%

Technical Olympic USA, Inc., Sr. Unsec.
   Gtd. Global Notes, 9.00%, 07/01/10(a)                   163,000       155,665
================================================================================

HOTELS, RESORTS & CRUISE LINES-1.51%

NCL Corp., Sr. Unsec. Unsub. Global Notes,
   10.63%, 07/15/14(a)                                     426,000       414,285
--------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V. (Mexico), Sr.
   Notes, 8.75%, 10/04/11 (Acquired
   09/27/04; Cost $183,000)(a)(b)                          183,000       191,235
--------------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Global
   Notes, 7.50%, 10/15/13(a)                               220,000       236,225
================================================================================
                                                                         841,745
================================================================================

HOUSEHOLD APPLIANCES-0.09%

Gregg Appliances Inc., Sr. Unsec. Gtd.
   Global Notes, 9.00%, 02/01/13(a)                         53,000        48,760
================================================================================

HOUSEWARES & SPECIALTIES-0.48%

Jarden Corp., Sr. Unsec. Gtd. Sub. Global
   Notes, 9.75%, 05/01/12(a)(c)                            255,000       267,750
================================================================================

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-2.33%

AES Corp. (The), Sr. Unsec. Unsub. Notes,
   7.75%, 03/01/14(a)(c)                                $  396,000   $   415,800
--------------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
   8.54%, 11/30/19(a)                                      416,312       443,372
--------------------------------------------------------------------------------
Mirant Americas Generation LLC, Sr. Unsec.
   Notes, 8.30%, 05/01/11(a)                               120,000       120,600
--------------------------------------------------------------------------------
NRG Energy, Inc.,
   Sr. Unsec. Gtd. Notes,
   7.25%, 02/01/14(a)                                      160,000       159,600
--------------------------------------------------------------------------------
   7.38%, 02/01/16(a)                                      160,000       160,000
================================================================================
                                                                       1,299,372
================================================================================

INDUSTRIAL CONGLOMERATES-0.38%

TransDigm Inc., Sr. Sub. Notes, 7.75%,
   07/15/14 (Acquired 06/20/06; Cost
   $205,000)(a)(b)                                         205,000       209,613
================================================================================

INDUSTRIAL MACHINERY-0.59%

Columbus McKinnon Corp., Sr. Sub. Global
   Notes, 8.88%, 11/01/13(a)                               318,000       329,130
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.81%

Empresa Brasileira de Telecom S.A.
   (Brazil)-Series B, Gtd. Global Notes,
   11.00%, 12/15/08(a)                                     216,000       238,680
--------------------------------------------------------------------------------
Hawaiian Telcom Communications Inc.-Series
   B, Sr. Unsec. Gtd. Sub. Global Notes,
   12.50%, 05/01/15(a)(c)                                  200,000       211,000
================================================================================
                                                                         449,680
================================================================================

METAL & GLASS CONTAINERS-0.97%

Greif, Inc., Sr. Unsec. Gtd. Sub. Global
   Notes, 8.88%, 08/01/12(a)                               128,000       135,040
--------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc.,
   Sr. Sec. Gtd. Global Notes,
   8.75%, 11/15/12(a)                                      203,000       215,687
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 05/15/13(a)                                       56,000        57,540
--------------------------------------------------------------------------------
Pliant Corp., Sr. Sec. Global Notes,
   11.63%, 06/15/09(a)                                     120,000       134,550
================================================================================
                                                                         542,817
================================================================================

MOVIES & ENTERTAINMENT-1.85%

AMC Entertainment Inc.-Series B, Sr. Unsec.
   Gtd. Global Notes, 8.63%, 08/15/12(a)                   165,000       170,981
--------------------------------------------------------------------------------
Cinemark Inc., Sr. Unsec. Disc. Global
   Notes, 9.75%, 03/15/14(a)(g)                            270,000       217,350
--------------------------------------------------------------------------------
WMG Acquisition Corp., Sr. Sub. Global
   Notes, 7.38%, 04/15/14(a)                               653,000       642,389
================================================================================
                                                                       1,030,720
================================================================================

OIL & GAS EQUIPMENT & SERVICES-1.74%

Allis-Chalmers Energy, Inc., Sr. Notes,
   9.00%, 01/15/14 (Acquired 08/09/06; Cost
   $240,000)(a)(b)                                         240,000       241,200
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)

Basic Energy Services Inc., Sr. Notes,
   7.13%, 04/15/16 (Acquired
   04/07/06-09/19/06; Cost $127,469)(a)(b)              $  130,000   $   126,100
--------------------------------------------------------------------------------
CHC Helicopter Corp. (Canada), Sr. Sub.
   Global Notes, 7.38%, 05/01/14(a)                        310,000       293,725
--------------------------------------------------------------------------------
Hanover Compressor Co., Sr. Notes, 9.00%,
   06/01/14(a)                                             106,000       113,155
--------------------------------------------------------------------------------
PHI Inc., Sr. Notes, 7.13%, 04/15/13
   (Acquired 04/07/06-09/21/06; Cost
   $200,000)(a)(b)                                         205,000       194,750
================================================================================
                                                                         968,930
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.95%

Clayton Williams Energy, Inc., Sr. Unsec.
   Gtd. Global Notes, 7.75%, 08/01/13(a)                   157,000       142,085
--------------------------------------------------------------------------------
Delta Petroleum Corp., Sr. Unsec. Gtd.
   Global Notes, 7.00%, 04/01/15(a)                        180,000       167,850
--------------------------------------------------------------------------------
Encore Acquisition Co., Sr. Unsec. Sub.
   Global Notes, 6.00%, 07/15/15(a)                        150,000       138,750
--------------------------------------------------------------------------------
Paramount Resources Ltd. (Canada), Sr.
   Unsec. Unsub. Yankee Notes, 8.50%,
   01/31/13(a)                                             504,000       504,000
--------------------------------------------------------------------------------
Plains Exploration & Production Co., Sr.
   Global Notes, 7.13%, 06/15/14(a)                        420,000       444,150
--------------------------------------------------------------------------------
Quicksilver Resources Inc., Sr. Unsec. Gtd.
   Sub. Notes, 7.13%, 04/01/16(a)                          105,000        99,750
--------------------------------------------------------------------------------
Whiting Petroleum Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.00%, 02/01/14(a)                   155,000       151,900
================================================================================
                                                                       1,648,485
================================================================================

OIL & GAS REFINING & MARKETING-0.57%

United Refining Co., Sr. Unsec. Gtd. Global
   Notes, 10.50%, 08/15/12(a)                              300,000       316,500
================================================================================

OIL & GAS STORAGE & TRANSPORTATION-2.09%

El Paso Corp., Sr. Unsec. Global Notes,
   7.75%, 06/15/10(a)                                      225,000       232,875
--------------------------------------------------------------------------------
MarkWest Energy Partners L.P./ MarkWest
   Energy Finance Corp.-Series B, Sr.
   Unsec. Global Notes, 6.88%, 11/01/14(a)                 309,000       290,460
--------------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%,
   07/15/11(a)                                             517,000       531,218
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
   7.50%, 04/01/17(a)                                      105,000       111,431
================================================================================
                                                                       1,165,984
================================================================================

PACKAGED FOODS & MEATS-1.37%

Chiquita Brands International, Inc., Sr.
   Unsec. Global Notes, 7.50%, 11/01/14(a)                 215,000       188,125
--------------------------------------------------------------------------------
Dole Foods Co. Inc., Sr. Unsec. Gtd. Global
   Notes, 7.25%, 06/15/10(a)                               335,000       311,969
--------------------------------------------------------------------------------
Nutro Products Inc.,

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
--------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-(CONTINUED)

   Sr. Floating Rate Notes,
   9.23%, 10/15/13 (Acquired 04/13/06; Cost
   $25,000)(a)(b)(f)                                    $   25,000   $    25,937
--------------------------------------------------------------------------------
   Sr. Sub. Notes,
   10.75%, 04/15/14 (Acquired
   04/13/06-07/07/06; Cost $226,469)(a)(b)                 220,000       236,225
================================================================================
                                                                         762,256
================================================================================

PAPER PACKAGING-1.27%

Caraustar Industries, Inc., Unsec. Unsub.
   Notes, 7.38%, 06/01/09(a)                               480,000       456,600
--------------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Unsec. Gtd.
   Unsub. Global Notes, 7.50%, 06/01/13(a)                 274,000       253,792
================================================================================
                                                                         710,392
================================================================================

PAPER PRODUCTS-3.16%

Abitibi-Consolidated Finance L.P., Unsec.
   Gtd. Notes, 7.88%, 08/01/09(a)                          155,000       154,031
--------------------------------------------------------------------------------
Abitibi-Consolidated Inc. (Canada), Unsec.
   Unsub. Yankee Notes, 8.55%, 08/01/10(a)                 305,000       303,475
--------------------------------------------------------------------------------
Boise Cascade LLC, Sr. Unsec. Gtd. Sub.
   Global Notes, 7.13%, 10/15/14(a)                        142,000       134,190
--------------------------------------------------------------------------------
Bowater Inc., Global Notes, 6.50%,
   06/15/13(a)                                              95,000        84,788
--------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd.
   Global Notes, 9.75%, 03/15/10(a)                        182,000       179,725
--------------------------------------------------------------------------------
Domtar Inc. (Canada),
   Yankee Notes,
   5.38%, 12/01/13(a)                                      105,000        90,037
--------------------------------------------------------------------------------
   7.13%, 08/01/15(a)                                      178,000       166,875
--------------------------------------------------------------------------------
Exopack Holding Corp., Sr. Notes, 11.25%,
   02/01/14 (Acquired 01/26/06-01/27/06;
   Cost $145,025)(a)(b)                                    145,000       149,350
--------------------------------------------------------------------------------
Mercer International Inc., Sr. Global
   Notes, 9.25%, 02/15/13(a)                               167,000       153,014
--------------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Unsec. Gtd. Global
   Notes, 7.38%, 11/15/14(a)                               179,000       168,260
--------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper Inc.,
   Sr. Sec. Notes, 9.13%, 08/01/14
   (Acquired 07/26/06; Cost $180,000)(a)(b)                180,000       181,350
================================================================================
                                                                       1,765,095
================================================================================

PERSONAL PRODUCTS-0.84%

DEL Laboratories Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.00%, 02/01/12(a)                        235,000       205,625
--------------------------------------------------------------------------------
NBTY Inc., Sr. Unsec. Sub. Global Notes,
   7.13%, 10/01/15(a)                                      269,000       261,603
================================================================================
                                                                         467,228
================================================================================

PHARMACEUTICALS-2.08%

Athena Neurosciences Finance, LLC, Sr.
   Unsec. Gtd. Unsub. Notes, 7.25%,
   02/21/08(a)                                             476,000       476,000
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-5

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Elan Finance PLC/ Elan Finance Corp.
   (Ireland), Sr. Unsec. Gtd. Global Notes,
   7.75%, 11/15/11(a)                                   $  166,000   $   162,888
--------------------------------------------------------------------------------
Leiner Health Products Inc., Sr. Sub.
   Global Notes, 11.00%, 06/01/12(a)                       195,000       189,637
--------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
   Unsec. Global Notes, 7.00%, 12/15/11(a)                 355,000       335,475
================================================================================
                                                                       1,164,000
================================================================================

PUBLISHING-2.31%

Dex Media Inc., Unsec. Disc. Global Notes,
   9.00%, 11/15/13(a)(g)                                   424,000       357,220
--------------------------------------------------------------------------------
Houghton Mifflin Co., Sr. Sub. Global
   Notes, 9.88%, 02/01/13(a)                               385,000       408,581
--------------------------------------------------------------------------------
PRIMEDIA Inc., Sr. Global Notes, 8.00%,
   05/15/13(a)                                             263,000       240,974
--------------------------------------------------------------------------------
Vertis Inc.-Series B, Sr. Unsec. Gtd.
   Global Notes,, 10.88%, 06/15/09(a)(c)                   280,000       281,400
================================================================================
                                                                       1,288,175
================================================================================

RAILROADS-0.96%

Grupo Transportacion Ferroviaria Mexicana,
   S.A. de C.V. (Mexico), Sr. Global Notes,
   9.38%, 05/01/12(a)                                      507,000       538,687
================================================================================

RESTAURANTS-0.70%

Carrols Corp., Sr. Unsec. Gtd. Sub. Global
   Notes, 9.00%, 01/15/13(a)                               385,000       392,700
================================================================================

SEMICONDUCTOR EQUIPMENT-1.29%

Amkor Technology Inc., Sr. Unsec. Global
   Notes, 7.13%, 03/15/11(a)                               665,000       615,125
--------------------------------------------------------------------------------
Sensata Technologies B.V. (Netherlands),
   Sr. Notes, 8.00%, 05/01/14 (Acquired
   04/21/06-04/25/06; Cost $105,600)(a)(b)                 105,000       103,425
================================================================================
                                                                         718,550
================================================================================

SEMICONDUCTORS-0.29%

MagnaChip Semiconductor S.A./MagnaChip
   Semiconductor Finance Co. (South Korea),
   Sr. Sec. Global Notes, 6.88%, 12/15/11(a)               200,000       159,500
================================================================================

SPECIALTY CHEMICALS-2.24%

Johnsondiversey Holdings Inc., Unsec. Disc.
   Global Notes, 10.67%, 05/15/13(a)(g)                    190,000       165,775
--------------------------------------------------------------------------------
Johnsondiversey Inc.-Series B, Sr. Unsec.
   Gtd. Sub. Global Notes, 9.63%,
   05/15/12(a)                                             105,000       105,919
--------------------------------------------------------------------------------
NewMarket Corp., Sr. Unsec. Gtd. Global
   Notes, 8.88%, 05/01/10(a)                                50,000        52,000
--------------------------------------------------------------------------------
Polypore Inc., Sr. Sub. Global Notes,
   8.75%, 05/15/12(a)                                      120,000       116,100
--------------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
   Notes, 9.25%, 12/15/11(a)                               778,000       811,065
================================================================================
                                                                       1,250,859
================================================================================

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
--------------------------------------------------------------------------------
SPECIALTY STORES-0.68%

General Nutrition Centers Inc., Sr. Unsec.
   Sub. Global Notes, 8.50%, 12/01/10(a)                $  390,000   $   380,738
================================================================================

STEEL-0.59%

AK Steel Corp., Sr. Unsec. Gtd. Global
   Notes, 7.75%, 06/15/12(a)                               165,000       161,288
--------------------------------------------------------------------------------
Metals USA, Inc., Sr. Sec. Gtd. Global
   Notes, 11.13%, 12/01/15(a)                              155,000       170,887
================================================================================
                                                                         332,175
================================================================================

TEXTILES-0.54%

Invista, Sr. Notes, 9.25%, 05/01/12
   (Acquired 06/17/04-04/26/06; Cost
   $289,419)(a)(b)                                         280,000       298,900
================================================================================

TIRES & RUBBER-0.54%

Goodyear Tire & Rubber Co. (The), Sr.
   Unsec. Global Notes, 9.00%,
   07/01/15(a)(c)                                          295,000       300,163
================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.71%

H&E Equipment Services Inc., Sr. Notes,
   8.38%, 07/15/16 (Acquired 07/28/06; Cost
   $120,000)(a)(b)                                         120,000       123,300
--------------------------------------------------------------------------------
United Rentals, Inc., Sr. Unsec. Gtd.
   Global Notes, 6.50%, 02/15/12(a)                        180,000       174,600
--------------------------------------------------------------------------------
Wesco Distribution Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.50%, 10/15/17(a)                   100,000       101,000
================================================================================
                                                                         398,900
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.98%

American Cellular Corp.-Series B, Sr.
   Global Notes, 10.00%, 08/01/11(a)                        85,000        89,144
--------------------------------------------------------------------------------
Centennial Cellular Operating Co.
   LLC/Centennial Communications Corp., Sr.
   Unsec. Gtd. Global Notes, 10.13%,
   06/15/13(a)                                             353,000       375,945
--------------------------------------------------------------------------------
Dobson Cellular Systems Inc., Sr. Sec.
   Notes, 8.38%, 11/01/11 (Acquired
   05/11/06-09/22/06; Cost $324,875)(a)(b)                 310,000       323,950
--------------------------------------------------------------------------------
Dobson Communications Corp.,
   Sr. Global Notes,
   8.88%, 10/01/13(a)                                      228,000       226,860
--------------------------------------------------------------------------------
   Sr. Unsec. Floating Rate Global Notes,
   9.76%, 10/15/12(a)(e)                                   103,000       105,575
--------------------------------------------------------------------------------
Rogers Wireless Communications Inc. (Canada),
   Sr. Sec. Global Notes,
   7.25%, 12/15/12(a)                                      139,000       146,471
--------------------------------------------------------------------------------
   6.38%, 03/01/14(a)                                      165,000       165,619
--------------------------------------------------------------------------------
Rural Cellular Corp.,
   Sr. Sec. Global Notes,
   8.25%, 03/15/12(a)                                       80,000        83,000
--------------------------------------------------------------------------------
   Sr. Unsec. Global Notes,
   9.88%, 02/01/10(a)                                      332,000       349,015
--------------------------------------------------------------------------------
   Sr. Unsec. Sub. Floating Rate Global Notes,
   11.24%, 11/01/12(a)(e)                                   80,000        83,600
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-6

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Suncom Wireless, Inc., Sr. Unsec. Gtd.
   Global Notes, 8.50%, 06/01/13(a)                     $  290,000   $   270,425
================================================================================
                                                                       2,219,604
================================================================================
   Total Bonds & Notes
      (Cost $46,474,719)                                              46,953,173
================================================================================

BUNDLED SECURITIES-4.04%

Targeted Return Index Securities Trust
   -Series HY 2006-1 Sec. Bonds (Acquired
   06/27/06-09/27/06; Cost
   $2,216,250)(a)(b)(c)                                  2,250,000     2,254,806
================================================================================
   Total Bundled Securities
      (Cost $2,216,882)                                                2,254,806
================================================================================

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS-1.08%

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.98%

AES Trust VII, $3.00 Conv. Pfd.                             11,180       545,025
================================================================================

MULTI-UTILITIES-0.10%

NRG Energy, Inc., $14.38 Conv. Pfd.                            250        59,013
================================================================================
   Total Preferred Stocks
      (Cost $553,525)                                                    604,038
================================================================================

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.02%

ELECTRIC UTILITIES-1.02%

Midwest Generation, LLC-Series B, Global
   Asset-Backed Pass Through Ctfs., 8.56%,
   01/02/16(a)                                          $  336,425       357,661
--------------------------------------------------------------------------------
Nevada Power Co., Notes, 6.50%, 05/15/18
   (Acquired 05/09/06; Cost $49,852)(a)(b)                  50,000        51,946
--------------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings,
   LLC-Series B, Sr. Unsec. Asset-Backed
   Pass Through Ctfs., 9.24%, 07/02/17(a)                  142,787       158,225
================================================================================
   Total Asset-Backed Securities
      (Cost $530,271)                                                    567,832
================================================================================

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-0.87%

BROADCASTING & CABLE TV-0.19%

NTL Inc.                                                     4,129       105,001
--------------------------------------------------------------------------------
ONO Finance PLC -Wts., expiring 05/31/09
   (United Kingdom)(h)(i)(j)                                   436             0
--------------------------------------------------------------------------------
XM Satellite Radio Inc. -Wts., expiring
   03/15/10(j)(k)                                              182         1,092
================================================================================
                                                                         106,093
================================================================================

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp. -Wts., expiring
   06/15/09 (Acquired 08/07/00; Cost
   $0)(b)(h)(i)(j)                                             175   $         0
================================================================================

GENERAL MERCHANDISE STORES-0.00%

Travelcenters of America, Inc. -Wts.,
   expiring 05/01/09(a)(i)(j)                                  238           714
--------------------------------------------------------------------------------
Travelcenters of America, Inc. -Wts.,
   expiring 05/01/09(a)(i)(j)                                   80           240
================================================================================
                                                                             954
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.01%

NTELOS Inc. -Wts., expiring 08/15/10
   (Acquired 07/21/00-11/15/00; Cost
   $7,710)(b)(h)(i)(j)                                         832             0
--------------------------------------------------------------------------------
XO Holdings Inc. (k)                                            33           161
--------------------------------------------------------------------------------
XO Holdings Inc. -Class A -Wts., expiring
   01/16/10(j)                                               1,533         1,380
--------------------------------------------------------------------------------
XO Holdings Inc. -Class B -Wts., expiring
   01/16/10(j)                                               1,148           689
--------------------------------------------------------------------------------
XO Holdings Inc. -Class C -Wts., expiring
   01/16/10(j)                                               1,148           436
================================================================================
                                                                           2,666
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.67%

American Tower Corp. -Class A (k)                            4,129       150,708
--------------------------------------------------------------------------------
iPCS, Inc. (k)                                               4,209       225,392
================================================================================
                                                                         376,100
================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $228,610)                                                    485,813
================================================================================

MONEY MARKET FUNDS-8.57%

Liquid Assets Portfolio -Institutional
   Class (l)                                             2,393,297     2,393,297
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (l)               2,393,297     2,393,297
================================================================================
   Total Money Market Funds
      (Cost $4,786,594)                                                4,786,594
================================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities loaned)-99.67%
   (Cost $54,790,601)                                                 55,652,256
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED

MONEY MARKET FUNDS-6.59%

Liquid Assets Portfolio -Institutional
   Class (l)(m)                                          1,840,342     1,840,342
--------------------------------------------------------------------------------
STIC Prime Portfolio -Institutional Class
   (l)(m)                                                1,840,342     1,840,342
================================================================================
   Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $3,680,684)                                                3,680,684
================================================================================
TOTAL INVESTMENTS-106.26%
   (Cost $58,471,285)                                                 59,332,940
================================================================================
OTHER ASSETS LESS LIABILITIES-(6.26)%                                 (3,497,264)
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-7

AIM V.I. HIGH YIELD FUND

================================================================================
NET ASSETS-100.00%                                                   $55,835,676
================================================================================

Investment Abbreviations:

Conv.  -- Convertible
Ctfs.  -- Certificates
Deb.   -- Debentures
Disc.  -- Discounted
Gtd.   -- Guaranteed
Pfd.   -- Preferred
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated
Wts.   -- Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2006 was $49,567,440, which represented 88.77% of the Fund's Net Assets. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $8,741,169, which represented 15.66% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)  All or a portion of this security was out on loan at September 30, 2006.

(d) Defaulted security. Adelphia Communications Corp. and Delphi Corp. have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The aggregate value of these securities at September 30, 2006 was $205,488, which represented 0.37% of the Fund's Net Assets.

(e) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2006.

(f) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2006.

(g) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2006 was $0, which represented 0% of the Fund's Net Assets. See Note 1A.

(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2006 was $954, which represented less than 0.01% of the Fund's Net Assets.

(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(k)  Non-income producing security.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-8

AIM V.I. HIGH YIELD FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM V.I. HIGH YIELD FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

AIM V.I. HIGH YIELD FUND
     security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. LOWER-RATED SECURITIES - The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                                                                     UNREALIZED                             REALIZED
                            VALUE      PURCHASES      PROCEEDS      APPRECIATION      VALUE      DIVIDEND     GAIN
FUND                      12/31/05      AT COST      FROM SALES    (DEPRECIATION)    09/30/06     INCOME     (LOSS)
--------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio -
   Institutional Class   $2,064,801   $15,143,556   $(14,815,060)        $--        $2,393,297    $39,490      $--
--------------------------------------------------------------------------------------------------------------------
Premier
   Portfolio-
   Institutional Class           --     7,300,988     (4,907,691)         --         2,393,297     25,117       --
--------------------------------------------------------------------------------------------------------------------
STIC Prime
   Portfolio -
   Institutional Class    2,064,801    11,116,755    (13,181,556)         --                --     14,357       --
====================================================================================================================
   SUBTOTAL              $4,129,602   $33,561,299   $(32,904,307)        $--        $4,786,594    $78,964      $--
====================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      CHANGE IN
                                                                     UNREALIZED                             REALIZED
                            VALUE      PURCHASES      PROCEEDS      APPRECIATION      VALUE      DIVIDEND     GAIN
FUND                      12/31/05      AT COST      FROM SALES    (DEPRECIATION)    09/30/06     INCOME*    (LOSS)
--------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio -
   Institutional Class   $  850,448   $ 6,543,359   $ (5,553,465)        $--        $1,840,342   $ 50,100      $--
--------------------------------------------------------------------------------------------------------------------
STIC Prime
   Portfolio -
   Institutional Class      850,448     6,543,359     (5,553,465)         --         1,840,342     50,427       --
====================================================================================================================
   SUBTOTAL              $1,700,896   $13,086,718   $(11,106,930)        $--        $3,680,684   $100,527      $--
====================================================================================================================
   TOTAL
     INVESTMENTS IN
     AFFILIATES          $5,830,498   $46,648,017   $(44,011,237)        $--        $8,467,278   $179,491      $--
====================================================================================================================

*    Net of compensation to counterparties.

AIM V.I. HIGH YIELD FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2006, securities with an aggregate value of $3,612,250 were on loan to brokers. The loans were secured by cash collateral of $3,680,684 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $100,527 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $53,049,821 and $55,103,004, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp. which is in default with respect to the principal payments on $251,000 par value, Senior Unsecured Notes, 9.50%, which were due March 1, 2005. The estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation in aggregate at September 30, 2006 was $7,530.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $1,303,271
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (578,315)
===============================================================================
Net unrealized appreciation of investment securities                 $  724,956
===============================================================================
Cost of investments for tax purposes is $58,607,984.

                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
         Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com            I-VIICE-QTR-1 9/06            A I M Advisors, Inc.

AIM V.I. INTERNATIONAL CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS--97.73%

AUSTRALIA--1.37%

National Australia Bank Ltd.
  (Diversified Banks) (a)                                 2,500         $ 68,523
================================================================================

BELGIUM--1.32%

Belgacom (Integrated
  Telecommunication Services) (a)                         1,700           66,220
================================================================================

CANADA--1.44%

BCE Inc. (Integrated
  Telecommunication Services)                             1,464           39,711
--------------------------------------------------------------------------------
EnCana Corp. (Oil & Gas
  Exploration & Production)                                 700           32,570
================================================================================
                                                                          72,281
================================================================================

CHINA--0.62%

China Life Insurance Co., Ltd.
  -ADR (Life & Health
  Insurance)                                                400           31,264
================================================================================

DENMARK--1.41%

Danske Bank A.S. (Diversified
  Banks) (a)                                              1,800           70,688
================================================================================

FINLAND--5.26%

Nokia Oyj (Communications
  Equipment) (a)                                          5,800          114,126
--------------------------------------------------------------------------------
Stora Enso Oyj -Class R (Paper
  Products) (a)                                           4,100           62,085
--------------------------------------------------------------------------------
UPM-Kymmene Oyj
    (Paper Products) (a)                                  3,700           87,505
================================================================================
                                                                         263,716
================================================================================

FRANCE--7.10%

Compagnie Generale des
  Etablissements Michelin
  -Class B (Tires & Rubber) (a)                             980           71,736
--------------------------------------------------------------------------------
Credit Agricole S.A.
  (Diversified Banks) (a)                                 1,700           74,579
--------------------------------------------------------------------------------
Societe Generale -ADR
  (Diversified Banks) (b)                                 2,335           74,243
--------------------------------------------------------------------------------
Thomson (Consumer Electronics)                            3,000           47,133
--------------------------------------------------------------------------------
Total S.A. -ADR (Integrated Oil
  & Gas)                                                  1,330           87,700
================================================================================
                                                                         355,391
================================================================================

GERMANY--2.69%

BASF A.G. (Diversified
  Chemicals) (a)                                            880           70,411
--------------------------------------------------------------------------------
Bayerische Motoren Werke A.G
  (Automobile Manufacturers)                              1,200           64,275
================================================================================
                                                                         134,686
================================================================================


                                                          SHARES        VALUE
--------------------------------------------------------------------------------
HONG KONG--2.18%

Cheung Kong (Holdings) Ltd. (Real
  Estate Management & Development) (a)                    4,000         $ 42,943
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd. -ADR
  (Industrial Conglomerates) (b)                          1,500           66,219
================================================================================
                                                                         109,162
================================================================================

ITALY--1.85%

Eni S.p.A -ADR (Integrated Oil
  & Gas)                                                  1,560           92,836
================================================================================

JAPAN--18.45%

Canon Inc. (Office Electronics) (a)                       2,400          125,637
--------------------------------------------------------------------------------
East Japan Railway Co.
  (Railroads) (a)                                             8           56,053
--------------------------------------------------------------------------------
Fujifilm Holdings Corp. -ADR
  (Photographic Products)                                 3,041          110,875
--------------------------------------------------------------------------------
Kao Corp. -ADR (Household
  Products) (b)                                             162           43,222
--------------------------------------------------------------------------------
Nintendo Co., Ltd. (Home
  Entertainment Software)                                   100           20,603
--------------------------------------------------------------------------------
Nippon Telegraph and Telephone
  Corp. (Integrated
  Telecommunication Services)                                12           58,916
--------------------------------------------------------------------------------
NOK Corp. (Auto Parts &
  Equipment) (a)                                          1,600           39,620
--------------------------------------------------------------------------------
Nomura Holdings, Inc. (Investment
  Banking & Brokerage)                                    4,000           70,428
--------------------------------------------------------------------------------
Seven & I Holdings Co., Ltd.
  (Food Retail) (a)                                       1,000           32,253
--------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd.
  (Specialty Chemicals) (a)                               1,200           76,502
--------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                            500           66,153
--------------------------------------------------------------------------------
Sony Corp. -ADR (Consumer
  Electronics)                                            1,990           80,316
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals) (a)                                   1,600           99,979
--------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers) (a)                                        800           43,556
================================================================================
                                                                         924,113
================================================================================

MEXICO--2.21%

Fomento Economico Mexicano,
  S.A. de C.V. -ADR (Soft
  Drinks)                                                   500           48,470
--------------------------------------------------------------------------------
Telefonos de Mexico S.A. de
  C.V. -Series L -ADR
  (Integrated Telecommunication
  Services)                                               2,440           62,415
================================================================================
                                                                         110,885
================================================================================

NETHERLANDS--9.86%

Aegon N.V. (Life & Health
  Insurance) (a)                                          6,600          123,494
--------------------------------------------------------------------------------
Heineken N.V. (Brewers) (a)                               2,000           91,251
--------------------------------------------------------------------------------
ING Groep N.V. -ADR (Other
  Diversified Financial Services)                         1,655           72,787
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
NETHERLANDS--(CONTINUED)

Koninklijke (Royal) Philips
  Electronics N.V. -New York
  Shares (Consumer Electronics)                             1,300     $   45,513
--------------------------------------------------------------------------------
TNT N.V. (Air Freight &
  Logistics) (a)                                            2,950        111,727
--------------------------------------------------------------------------------
Unilever N.V. (Packaged Foods &
  Meats) (a)                                                2,000         49,123
================================================================================
                                                                         493,895
================================================================================

NORWAY--0.57%

Statoil A.S.A. (Integrated Oil
  & Gas)                                                    1,200         28,361
================================================================================

SOUTH KOREA--3.04%

Kookmin Bank -ADR (Diversified
  Banks)                                                      700         54,621
--------------------------------------------------------------------------------
Korea Electric Power Corp. -ADR
  (Electric Utilities)                                      1,650         32,258
--------------------------------------------------------------------------------
KT Corp. -ADR (Integrated
  Telecommunication Services)                               3,050         65,483
================================================================================
                                                                         152,362
================================================================================

SPAIN--0.97%

Repsol YPF, S.A. -ADR
  (Integrated Oil & Gas)                                    1,625         48,474
================================================================================

SWEDEN--1.28%

Nordea Bank A.B. (Diversified
  Banks) (a)                                                4,900         64,117
================================================================================

SWITZERLAND--9.68%

Credit Suisse Group (Diversified
  Capital Markets) (a)                                      1,400         80,915
--------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods &
  Meats) (a)                                                  400        139,415
--------------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals) (a)                         2,260        131,843
--------------------------------------------------------------------------------
Roche Holding A.G
  (Pharmaceuticals)                                           200         34,584
--------------------------------------------------------------------------------
Zurich Financial Services A.G
  (Multi-Line Insurance) (a)                                  400         98,191
================================================================================
                                                                         484,948
================================================================================

TAIWAN--0.59%

Taiwan Semiconductor
  Manufacturing Co. Ltd. -ADR
  (Semiconductors)                                          3,089         29,654
================================================================================

UNITED KINGDOM--25.84%

Anglo American PLC (Diversified
  Metals & Mining) (a)                                      1,300         54,723
--------------------------------------------------------------------------------
BAE Systems PLC (Aerospace &
  Defense) (a)                                             15,200        112,361
--------------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas) (a)                           3,400         37,153
--------------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged
  Foods & Meats) (a)                                        4,900         51,960
--------------------------------------------------------------------------------
Diageo PLC (Distillers &
  Vintners)                                                 4,600         81,249
--------------------------------------------------------------------------------
GlaxoSmithKline PLC
  (Pharmaceuticals)                                         4,900        130,441
--------------------------------------------------------------------------------
HSBC Holdings PLC -ADR
  (Diversified Banks)                                       1,205        110,294
--------------------------------------------------------------------------------
Kingfisher PLC (Home
  Improvement Retail) (a)                                  16,600         76,154
--------------------------------------------------------------------------------
Lloyds TSB Group PLC
  (Diversified Banks) (a)                                   9,915        100,051
--------------------------------------------------------------------------------
Morrison (William) Supermarkets
  PLC (Food Retail) (a)                                    20,900         94,797
--------------------------------------------------------------------------------


                                                          SHARES        VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM--(CONTINUED)

Reed Elsevier PLC (Publishing) (a)                          8,600     $   95,307
--------------------------------------------------------------------------------
Royal Bank of Scotland Group
  PLC (Diversified Banks) (a)                               4,800        165,071
--------------------------------------------------------------------------------
Royal Dutch Shell PLC -ADR
  (Integrated Oil & Gas)                                    1,200         79,320
--------------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services) (a)                          46,200        105,631
================================================================================
                                                                       1,294,512
================================================================================
TOTAL INVESTMENTS--97.73%
  (Cost $4,923,229)                                                    4,896,088
================================================================================

OTHER ASSETS LESS LIABILITIES--2.27%                                     113,577
================================================================================

NET ASSETS--100.00%                                                   $5,009,665
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $2,985,700, which represented 59.60% of the Fund's Net Assets. See Note 1A.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2006 was $183,684, which represented 3.67% of the Fund's Net Assets. See
    Note 1A.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. INTERNATIONAL CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period May 1, 2006 (date operations commenced) through September 30, 2006 was $5,162,332 and $251,710, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  183,857
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (210,998)
================================================================================
Net unrealized appreciation (depreciation ) of investment securities  $  (27,141)
________________________________________________________________________________
================================================================================
Investments have the same cost for tax and financial statement purposes.

                       AIM V.I. INTERNATIONAL GROWTH FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com              VIIGR-QTR-1 9/06            A I M Advisors, Inc.

AIM V.I. INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-89.95%

AUSTRALIA-2.55%

BHP Billiton Ltd. (Diversified Metals &
   Mining) (a)                                          393,700     $  7,455,492
--------------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified
   Commercial & Professional Services)
   (a)(b)                                               453,488        4,316,913
--------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property &
   Casualty Insurance) (a)                              214,800        3,914,866
================================================================================
                                                                      15,687,271
================================================================================

BELGIUM-2.38%

InBev N.V. (Brewers)                                    164,339        9,048,297
--------------------------------------------------------------------------------
KBC GROEP N.V. (Diversified Banks)                       52,871        5,567,927
================================================================================
                                                                      14,616,224
================================================================================

BRAZIL-0.43%

All America Latina Logistica (Railroads) (c)            340,800        2,655,380
================================================================================

CANADA-4.27%

Canadian National Railway Co. (Railroads)               124,000        5,186,080
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas
   Exploration & Production)                             99,293        4,524,947
--------------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
   Production)                                           73,382        3,414,384
--------------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health Insurance)      171,781        5,532,399
--------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)              105,535        7,570,989
================================================================================
                                                                      26,228,799
================================================================================

CHINA-1.05%

China Merchants Bank Co., Ltd. (Diversified
   Banks) (d)                                            84,000          118,390
--------------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China Ltd.
   -Class H (Life & Health Insurance) (a)             1,766,000        6,345,425
================================================================================
                                                                       6,463,815
================================================================================

DENMARK-0.79%

Novo Nordisk A.S. -Class B
   (Pharmaceuticals) (a)                                 65,250        4,844,471
================================================================================

FRANCE-9.90%

Axa (Multi-Line Insurance)                              170,538        6,288,571
--------------------------------------------------------------------------------
BNP Paribas (Diversified Banks) (a)                     125,711       13,509,172
--------------------------------------------------------------------------------
Capgemini S.A. (IT Consulting & Other
   Services) (a)(b)                                      78,168        4,138,363
--------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals) (a)                     71,705        6,377,540
================================================================================

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
FRANCE-(CONTINUED)

Societe Generale (Diversified Banks) (a)(b)              53,287     $  8,466,370
--------------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas) (a)                   153,950       10,145,116
--------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering) (a)             107,200       11,927,451
================================================================================
                                                                      60,852,583
================================================================================

GERMANY-6.05%

Bayer A.G. (Diversified Chemicals) (a)                   93,267        4,759,315
--------------------------------------------------------------------------------
Commerzbank A.G. (Diversified Banks) (a)                216,474        7,277,076
--------------------------------------------------------------------------------
Continental A.G. (Tires & Rubber) (a)                    37,259        4,314,583
--------------------------------------------------------------------------------
MAN A.G. (Industrial Machinery) (a)                      78,967        6,673,754
--------------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals) (a)                         43,453        4,604,350
--------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)                19,358        6,603,119
--------------------------------------------------------------------------------
Siemens A.G. (Industrial Conglomerates)                  33,609        2,932,111
================================================================================
                                                                      37,164,308
================================================================================

GREECE-0.97%

OPAP S.A. (Casinos & Gaming) (a)                        177,150        5,935,703
================================================================================

HONG KONG-1.15%

Esprit Holdings Ltd. (Apparel Retail) (a)               427,000        3,893,506
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
   Conglomerates) (a)                                   360,000        3,173,552
================================================================================
                                                                       7,067,058
================================================================================

HUNGARY-0.73%

OTP Bank Nyrt. (Diversified Banks)                      142,748        4,502,170
================================================================================

INDIA-2.72%

Housing Development Finance Corp. Ltd.
   (Thrifts & Mortgage Finance) (a)                     116,164        3,877,493
--------------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
   Other Services) (a)                                  229,960        9,306,736
--------------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile
   Manufacturers) (a)                                   164,468        3,514,005
================================================================================
                                                                      16,698,234
================================================================================

INDONESIA-0.57%

PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication Services) (a)        3,835,000        3,486,061
================================================================================

IRELAND-2.32%

Anglo Irish Bank Corp. PLC (Diversified
   Banks) (a)                                           557,720        9,152,349
--------------------------------------------------------------------------------
CRH PLC (Construction Materials) (a)                    152,348        5,138,433
================================================================================
                                                                      14,290,782
================================================================================

AIM V.I. INTERNATIONAL GROWTH FUND

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
ISRAEL-0.85%

Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                    154,176     $  5,255,860
================================================================================

ITALY-1.51%

Eni S.p.A. (Integrated Oil & Gas) (a)                   311,532        9,256,654
================================================================================

JAPAN-13.94%

Canon Inc. (Office Electronics) (a)                     198,150       10,372,897
--------------------------------------------------------------------------------
Denso Corp. (Auto Parts & Equipment) (a)(b)              62,100        2,188,201
--------------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery) (a)(b)                 67,500        5,285,589
--------------------------------------------------------------------------------
Hitachi High-Technologies Corp. (Trading
   Companies & Distributors) (a)                        137,000        3,888,909
--------------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment
   Manufacturers) (b)                                   183,100        6,897,151
--------------------------------------------------------------------------------
IBIDEN Co., Ltd. (Electronic Equipment
   Manufacturers) (a)                                    67,300        3,569,675
--------------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals) (a)(b)                  157,500        3,482,537
--------------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
   Manufacturers) (a)(b)                                 22,300        5,152,497
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.
   (Consumer Electronics) (a)(b)                        243,000        5,161,336
--------------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
   Banks) (a)                                               248        1,919,356
--------------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
   Banks) (Acquired 10/24/2005; Cost
   $2,127,848)(a)(e)                                        354        2,739,727
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
   Manufacturers) (a)(b)                                560,100        6,290,071
--------------------------------------------------------------------------------
ORIX Corp. (Consumer Finance) (a)(b)                     27,640        7,673,698
--------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                         31,500        4,167,647
--------------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile
   Manufacturers) (a)(b)                                194,000        4,938,750
--------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile
   Manufacturers) (a)(b)                                135,200        7,360,991
--------------------------------------------------------------------------------
Yamaha Motor Co., Ltd. (Motorcycle
   Manufacturers)                                       172,700        4,575,706
================================================================================
                                                                      85,664,738
================================================================================

MEXICO-2.25%

America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)                151,163        5,951,287
--------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                            147,784        3,141,888
--------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V. -Series V
   (Hypermarkets & Super Centers) (d)                 1,392,900        4,738,337
================================================================================
                                                                      13,831,512
================================================================================

NETHERLANDS-1.55%

Heineken Holding N.V. (Brewers) (a)                     113,511        4,461,261
--------------------------------------------------------------------------------
ING Groep N.V. (Other Diversified Financial
   Services) (a)                                        115,701        5,077,072
================================================================================
                                                                       9,538,333
================================================================================

NORWAY-0.86%

Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (a)(d)                         107,700        5,262,271
================================================================================

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
RUSSIA-0.56%

LUKOIL -ADR (Integrated Oil & Gas) (a)                   45,136     $  3,438,533
================================================================================

SINGAPORE-1.22%

Keppel Corp. Ltd. (Industrial
   Conglomerates) (a)                                   475,000        4,412,613
--------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified
   Banks) (a)                                           304,000        3,113,092
================================================================================
                                                                       7,525,705
================================================================================

SOUTH AFRICA-1.04%

Standard Bank Group Ltd. (Diversified
   Banks) (a)(b)                                        366,470        3,654,343
--------------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (a)(b)                   160,200        2,767,823
================================================================================
                                                                       6,422,166
================================================================================

SOUTH KOREA-3.64%

Hynix Semiconductor Inc. (Semiconductors) (d)            92,420        3,642,119
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks) (a)                                           20,500        2,847,362
--------------------------------------------------------------------------------
Hyundai Motor Co. (Automobile
   Manufacturers) (a)                                    47,010        4,034,432
--------------------------------------------------------------------------------
Kookmin Bank (Diversified Banks) (a)                     48,930        3,829,340
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
   Equipment Manufacturers) (a)                          11,430        8,047,032
================================================================================
                                                                      22,400,285
================================================================================

SPAIN-3.00%

ACS, Actividades de Construccion y
   Servicios, S.A. (Construction &
   Engineering) (a)                                      93,444        4,428,105
--------------------------------------------------------------------------------
Banco Santander Central Hispano S.A.
   (Diversified Banks) (a)                              374,389        5,912,752
--------------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
   Retail) (a)                                          173,907        8,110,795
================================================================================
                                                                      18,451,652
================================================================================

SWEDEN-1.49%

Atlas Copco A.B. -Class A (Industrial
   Machinery) (a)                                       186,430        4,891,485
--------------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                            264,080        4,297,983
================================================================================
                                                                       9,189,468
================================================================================

SWITZERLAND-8.78%

Compagnie Financiere Richemont A.G. -Class
   A (Apparel, Accessories & Luxury Goods)
   (a)(b)(f)                                            183,862        8,837,823
--------------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital
   Markets) (a)                                          90,863        5,251,553
--------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats) (a)                 20,149        7,022,709
--------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                     61,465       10,628,436
--------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a)(d)                                     76,366       11,513,992
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. INTERNATIONAL GROWTH FUND

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
SWITZERLAND-(CONTINUED)

UBS A.G. (Diversified Capital Markets) (a)              179,612     $ 10,731,219
================================================================================
                                                                      53,985,732
================================================================================

TAIWAN-1.97%

Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services) (a)              878,451        5,340,158
--------------------------------------------------------------------------------
MediaTek Inc. (Semiconductors) (a)                      444,700        4,207,966
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
   -ADR (Semiconductors) (b)                            268,146        2,574,201
================================================================================
                                                                      12,122,325
================================================================================

TURKEY-0.82%

Akbank T.A.S. (Diversified Banks) (a)                   982,708        5,010,452
--------------------------------------------------------------------------------

UNITED KINGDOM-10.59%

Aviva PLC (Multi-Line Insurance) (a)                    389,881        5,709,174
--------------------------------------------------------------------------------
Capita Group PLC (Human Resource &
   Employment Services) (a)                             453,522        4,644,257
--------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                       228,139        4,505,774
--------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)                   187,355        4,987,493
--------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                    258,067        8,599,435
--------------------------------------------------------------------------------
Informa PLC (Publishing) (a)                            610,890        5,651,220
--------------------------------------------------------------------------------
International Power PLC (Independent Power
   Producers & Energy Traders) (a)                    1,030,999        6,033,526
--------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)              174,355        7,226,524
--------------------------------------------------------------------------------
Shire PLC (Pharmaceuticals) (a)                         392,367        6,527,466
--------------------------------------------------------------------------------
Tesco PLC (Food Retail) (a)                             910,313        6,130,037
--------------------------------------------------------------------------------
WPP Group PLC (Advertising)                             411,511        5,099,844
================================================================================
                                                                      65,114,750
================================================================================
   Total Foreign Common Stocks & Other Equity
      Interests (Cost $365,570,430)                                  552,963,295
================================================================================

PREFERRED STOCKS & OTHER EQUITY INTERESTS-3.56%

BRAZIL-1.19%

Companhia de Bebidas das Americas -Pfd.-ADR
   (Brewers)                                             94,365        4,282,284
--------------------------------------------------------------------------------
Petroleo Brasileiro S.A. Pfd.-ADR
   (Integrated Oil & Gas)                                40,435        3,026,155
================================================================================
                                                                       7,308,439
================================================================================

GERMANY-2.37%

Henkel KGaA -Pfd. (Household Products)                   51,769        7,198,705
--------------------------------------------------------------------------------
Porsche A.G. -Pfd. (Automobile
   Manufacturers) (a)                                     7,136        7,383,369
================================================================================
                                                                      14,582,074
================================================================================
   Total Preferred Stocks & Other Equity Interests
      (Cost $14,467,042)                                              21,890,513
================================================================================

MONEY MARKET FUNDS-6.13%

Liquid Assets Portfolio -Institutional
   Class (g)                                         18,844,270       18,844,270
================================================================================

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (g)           18,844,270     $ 18,844,270
================================================================================
   Total Money Market Funds
      (Cost $37,688,540)                                              37,688,540
================================================================================
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.64%
   (Cost $417,726,012)                                               612,542,348
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-9.46%

Liquid Assets Portfolio -Institutional
   Class (g)(h)                                      29,066,646       29,066,646
--------------------------------------------------------------------------------
STIC Prime Portfolio -Institutional Class (g)(h)     29,066,645       29,066,645
--------------------------------------------------------------------------------
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $58,133,291)                                              58,133,291
================================================================================
TOTAL INVESTMENTS-109.10%
   (Cost $475,859,303)                                               670,675,639
================================================================================

OTHER ASSETS LESS LIABILITIES-(9.10)%                                (55,944,067)
================================================================================

NET ASSETS-100.00%                                                  $614,731,572
================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $410,112,215, which represented 66.71% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at September 30, 2006.

(c)  Each unit represents one common share and four preferred shares.

(d)  Non-income producing security.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at September 30, 2006 represented 0.45% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. INTERNATIONAL GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM V.I. INTERNATIONAL GROWTH FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. INTERNATIONAL GROWTH FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             CHANGE IN
                                                                            UNREALIZED
                                VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                           12/31/05        COST           SALES       (DEPRECIATION)     09/30/06     INCOME    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio -
   Institutional Class       $10,902,709   $ 76,586,833   $ (68,645,272)        $--        $18,844,270   $450,853       $--
-------------------------------------------------------------------------------------------------------------------------------
Premier  Portfolio-
   Institutional Class                --     35,283,933     (16,439,663)         --         18,844,270    172,258        --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio
   -  Institutional
      Class                   10,902,709     53,041,947     (63,944,656)         --                 --    279,982        --
===============================================================================================================================
   SUBTOTAL                  $21,805,418   $164,912,713   $(149,029,591)        $--        $37,688,540   $903,093       $--
===============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             CHANGE IN
                                                                            UNREALIZED
                                VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                           12/31/05        COST           SALES       (DEPRECIATION)     09/30/06      INCOME*    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio -
   Institutional Class       $12,938,532   $148,092,337   $(131,964,223)        $--        $29,066,646   $   79,635       $--
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio
   -  Institutional
      Class                   12,938,532    152,613,984    (136,485,871)         --         29,066,645       80,115        --
=================================================================================================================================
   SUBTOTAL                  $25,877,064   $300,706,321   $(268,450,094)        $--        $58,133,291   $  159,750       $--
=================================================================================================================================
   TOTAL
      INVESTMENTS IN
      AFFILIATES             $47,682,482   $465,619,034   $(417,479,685)        $--        $95,821,831   $1,062,843       $--
=================================================================================================================================

*    Net of compensation to counterparties.

AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2006, securities with an aggregate value of $55,401,664 were on loan to brokers. The loans were secured by cash collateral of $58,133,291 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $159,750 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $194,307,149 and $146,784,943, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $194,833,119
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (3,393,358)
===========================================================================
Net unrealized appreciation of investment securities           $191,439,761
===========================================================================
Cost of investments for tax purposes is $479,235,878.

                         AIM V.I. LARGE CAP GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             VILCG-QTR-1 9/06             A I M Advisors, Inc.

AIM V.I. LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)


                                                      SHARES             VALUE
----------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--81.61%

AEROSPACE & DEFENSE--9.30%

Boeing Co. (The)                                      30,653          $  2,416,989
----------------------------------------------------------------------------------
General Dynamics Corp.                                30,755             2,204,211
----------------------------------------------------------------------------------
Lockheed Martin Corp.                                 41,231             3,548,340
----------------------------------------------------------------------------------
Northrop Grumman Corp.                                26,697             1,817,265
----------------------------------------------------------------------------------
Raytheon Co.                                          35,046             1,682,558
==================================================================================
                                                                        11,669,363
==================================================================================

AGRICULTURAL PRODUCTS--0.82%

Archer-Daniels-Midland Co.                            27,055             1,024,843
==================================================================================

APPAREL RETAIL--0.80%

TJX Cos., Inc. (The)                                  36,000             1,009,080
==================================================================================

APPLICATION SOFTWARE--2.90%

Amdocs Ltd. (a)                                       52,342             2,072,743
----------------------------------------------------------------------------------
BEA Systems, Inc. (a)                                103,330             1,570,616
==================================================================================
                                                                         3,643,359
==================================================================================

BIOTECHNOLOGY--1.29%

Gilead Sciences, Inc. (a)                             23,536             1,616,923
==================================================================================

BREWERS--0.98%

Anheuser-Busch Cos., Inc.                             26,000             1,235,260
==================================================================================

COMMUNICATIONS EQUIPMENT--5.15%

Cisco Systems, Inc. (a)                              159,574             3,670,202
----------------------------------------------------------------------------------
Motorola, Inc.                                       111,348             2,783,700
==================================================================================
                                                                         6,453,902
==================================================================================

COMPUTER HARDWARE--3.32%

Hewlett-Packard Co.                                  113,500             4,164,315
==================================================================================

CONSUMER FINANCE--0.88%

SLM Corp.                                             21,171             1,100,469
==================================================================================

DEPARTMENT STORES--4.50%

J.C. Penney Co., Inc.                                 23,628             1,615,919
----------------------------------------------------------------------------------
Kohl's Corp. (a)                                      14,500               941,340
----------------------------------------------------------------------------------
Nordstrom, Inc.                                       49,098             2,076,845
----------------------------------------------------------------------------------
Sears Holdings Corp. (a)                               6,400             1,011,776
==================================================================================
                                                                         5,645,880
==================================================================================

DIVERSIFIED METALS & MINING--1.36%

Phelps Dodge Corp.                                    20,200             1,710,940
==================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.66%

Waste Management, Inc.                                56,737             2,081,113
==================================================================================

HEALTH CARE DISTRIBUTORS--4.57%

AmerisourceBergen Corp.                               40,635             1,836,702
----------------------------------------------------------------------------------

                                                      SHARES             VALUE
----------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--(CONTINUED)

Cardinal Health, Inc.                                 23,378         $   1,536,870
----------------------------------------------------------------------------------
McKesson Corp.                                        44,767             2,360,116
==================================================================================
                                                                         5,733,688
==================================================================================

HEALTH CARE SERVICES--4.22%

Caremark Rx, Inc.                                     41,586             2,356,679
----------------------------------------------------------------------------------
Laboratory Corp. of America Holdings (a)              31,179             2,044,407
----------------------------------------------------------------------------------
Quest Diagnostics Inc.                                14,500               886,820
==================================================================================
                                                                         5,287,906
==================================================================================

HOUSEHOLD PRODUCTS--0.91%

Procter & Gamble Co. (The)                            18,492             1,146,134
==================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.87%

Manpower Inc.                                         17,800             1,090,606
==================================================================================

INDUSTRIAL CONGLOMERATES--1.07%

McDermott International, Inc. (a)                     32,178             1,345,041
==================================================================================

INTEGRATED OIL & GAS--2.66%

Marathon Oil Corp.                                    19,765             1,519,928
----------------------------------------------------------------------------------
Occidental Petroleum Corp.                            37,634             1,810,572
==================================================================================
                                                                         3,330,500
==================================================================================

INTERNET SOFTWARE & SERVICES--1.06%

Google Inc. -Class A (a)                               3,300             1,326,270
==================================================================================

INVESTMENT BANKING & BROKERAGE--7.45%

Bear Stearns Cos. Inc. (The)                           9,452             1,324,225
----------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                       22,983             3,888,034
----------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                         35,936             2,654,233
----------------------------------------------------------------------------------
Morgan Stanley                                        20,284             1,478,907
==================================================================================
                                                                         9,345,399
==================================================================================

IT CONSULTING & OTHER SERVICES--1.88%

Accenture Ltd. -Class A                               74,561             2,364,329
==================================================================================

LIFE & HEALTH INSURANCE--1.61%

Prudential Financial, Inc.                            26,408             2,013,610
==================================================================================

LIFE SCIENCES TOOLS & SERVICES--1.05%

Applera Corp.-Applied Biosystems Group                39,801             1,317,811
==================================================================================

MANAGED HEALTH CARE--3.90%

Coventry Health Care, Inc. (a)                        17,000               875,840
----------------------------------------------------------------------------------
Humana Inc. (a)                                       20,000             1,321,800
----------------------------------------------------------------------------------
UnitedHealth Group Inc.                               28,434             1,398,953
----------------------------------------------------------------------------------

AIM V.I. LARGE CAP GROWTH FUND

                                                      SHARES             VALUE
----------------------------------------------------------------------------------
MANAGED HEALTH CARE--(CONTINUED)
WellPoint Inc. (a)                                    16,882         $   1,300,758
==================================================================================
                                                                         4,897,351
==================================================================================

MOVIES & ENTERTAINMENT--2.01%

News Corp. -Class A                                  128,040             2,515,986
==================================================================================

MULTI-LINE INSURANCE--1.39%

Assurant, Inc.                                        32,619             1,742,181
==================================================================================

OIL & GAS REFINING & MARKETING--0.85%

Valero Energy Corp.                                   20,783             1,069,701
==================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.96%

JPMorgan Chase & Co.                                  25,560             1,200,298
==================================================================================

PHARMACEUTICALS--1.07%

Merck & Co. Inc.                                      32,000             1,340,800
==================================================================================

PROPERTY & CASUALTY INSURANCE--2.06%

Ambac Financial Group, Inc.                           10,800               893,700
----------------------------------------------------------------------------------
Chubb Corp. (The)                                     32,417             1,684,387
==================================================================================
                                                                         2,578,087
==================================================================================

SEMICONDUCTORS--1.29%

Freescale Semiconductor Inc. -Class A (a)              1,680                63,924
----------------------------------------------------------------------------------
Freescale Semiconductor Inc. -Class B (a)             40,883             1,553,963
==================================================================================
                                                                         1,617,887
==================================================================================

SOFT DRINKS--1.47%

PepsiCo, Inc.                                         28,255             1,843,921
==================================================================================

SPECIALTY STORES--1.53%

Office Depot, Inc. (a)                                48,402             1,921,560
==================================================================================

SYSTEMS SOFTWARE--3.67%

BMC Software, Inc. (a)                                36,000               979,920
----------------------------------------------------------------------------------
Microsoft Corp.                                       87,599             2,394,081
----------------------------------------------------------------------------------
Oracle Corp. (a)                                      69,207             1,227,732
==================================================================================
                                                                         4,601,733
==================================================================================

TOBACCO--1.10%

UST Inc.                                              25,100             1,376,233
==================================================================================
     Total Domestic Common Stocks                                      102,362,479
        (Cost $88,455,206)
==================================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS--16.57%

BRAZIL--0.77%

Unibanco-Uniao de Bancos Brasileiros S.A.
   -ADR (Diversified Banks)                           12,994               961,556
==================================================================================

FINLAND--1.12%

Nokia Oyj -ADR (Communications Equipment)             71,410             1,406,063
==================================================================================

                                                      SHARES             VALUE
----------------------------------------------------------------------------------
JAPAN--1.78%

Komatsu Ltd. (Construction & Farm Machinery
   & Heavy Trucks) (b)                                70,000         $   1,216,014
----------------------------------------------------------------------------------
ORIX Corp. (Consumer Finance) (b)                      3,690             1,024,455
==================================================================================
                                                                         2,240,469
==================================================================================

MEXICO--2.51%

America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)              79,906             3,145,899
==================================================================================

SOUTH KOREA--1.05%

Kookmin Bank (Diversified Banks) (b)                  16,770             1,312,447
==================================================================================

SWITZERLAND--4.55%

ABB Ltd. (Heavy Electrical
Equipment) (b)                                       150,983             1,982,242
----------------------------------------------------------------------------------
Novartis A.G. -ADR (Pharmaceuticals)                  19,925             1,164,417
----------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                   8,919             1,542,260
----------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a)(b)                                   6,743             1,016,668
==================================================================================
                                                                         5,705,587
==================================================================================

UNITED KINGDOM--4.79%

AstraZeneca PLC -ADR (Pharmaceuticals)                43,036             2,689,750
----------------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                    92,300             1,630,276
----------------------------------------------------------------------------------
Rio Tinto PLC -ADR (Diversified Metals &
   Mining)                                             8,886             1,685,052
==================================================================================
                                                                         6,005,078
==================================================================================
     Total Foreign Common Stocks & Other Equity
        Interests
       (Cost $18,483,258)                                              20,777,099
==================================================================================

MONEY MARKET FUNDS--1.89%

Liquid Assets Portfolio -Institutional
   Class (c)                                       1,184,648             1,184,648
==================================================================================
Premier Portfolio -Institutional Class (c)         1,184,648             1,184,648
==================================================================================
     Total Money Market Funds                                            2,369,296
        (Cost $2,369,296)
==================================================================================
TOTAL INVESTMENTS--100.07%
   (Cost $109,307,760)                                                 125,508,874
==================================================================================
OTHER ASSETS LESS LIABILITIES--(0.07)%                                     (84,415)
==================================================================================
NET ASSETS--100.00%                                                  $ 125,424,459
__________________________________________________________________________________
==================================================================================


Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $6,551,826, which represented 5.22% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


     SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.     F-2

AIM V.I. LARGE CAP GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information

AIM V.I. LARGE CAP GROWTH FUND
      providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. LARGE CAP GROWTH FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

                                                                     CHANGE IN
                                                                     UNREALIZED                             REALIZED
                             VALUE     PURCHASES      PROCEEDS      APPRECIATION       VALUE    DIVIDEND      GAIN
FUND                       12/31/05     AT COST       FROM SALES   (DEPRECIATION)    09/30/06    INCOME      (LOSS)
--------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional Class           $--      5,782,224      $(4,597,576)      $--         $1,184,648   $31,357      $--
--------------------------------------------------------------------------------------------------------------------
Premier  Portfolio-
Institutional Class            --      5,782,224       (4,597,576)       --          1,184,648    28,436       --
====================================================================================================================
TOTAL INVESTMENTS IN          $--    $11,564,448      $(9,195,152)      $--         $2,369,296   $59,793      $--
AFFILIATES
____________________________________________________________________________________________________________________
====================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $78,272,530 and $15,961,941, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $15,759,132
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (604,397)
===============================================================================
Net unrealized appreciation of investment securities                $15,154,735
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $110,354,139.

                              AIM V.I. LEISURE FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com   I-VILEI-QTR-1 9/06   A I M Advisors, Inc.

AIM V.I. LEISURE FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-77.04%

ADVERTISING-6.57%

Harte-Hanks, Inc.                                           10,777   $   283,974
--------------------------------------------------------------------------------
Omnicom Group Inc.                                          31,424     2,941,286
================================================================================
                                                                       3,225,260
================================================================================

APPAREL RETAIL-1.09%

Abercrombie & Fitch Co. -Class A                             7,722       536,524
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.49%

Carter's, Inc. (a)                                          23,097       609,530
--------------------------------------------------------------------------------
Coach, Inc. (a)                                              8,810       303,064
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                     19,986     1,292,894
================================================================================
                                                                       2,205,488
================================================================================

BREWERS-1.19%

Anheuser-Busch Cos., Inc.                                   12,233       581,190
--------------------------------------------------------------------------------

BROADCASTING & CABLE TV-11.61%

Cablevision Systems Corp. -Class A                          45,470     1,032,624
--------------------------------------------------------------------------------
CBS Corp. -Class A                                           4,181       117,988
--------------------------------------------------------------------------------
CBS Corp. -Class B                                           4,181       117,779
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                          23,315       672,638
--------------------------------------------------------------------------------
Comcast Corp. -Class A (a)                                  29,534     1,088,328
--------------------------------------------------------------------------------
EchoStar Communications Corp. -Class A (a)                  20,540       672,479
--------------------------------------------------------------------------------
Liberty Global, Inc. -Class A (a)                            3,282        84,479
--------------------------------------------------------------------------------
Liberty Global, Inc. -Series C (a)                           5,962       149,408
--------------------------------------------------------------------------------
Liberty Media Holding Corp. - Capital -Series A (a)          6,389       533,929
--------------------------------------------------------------------------------
NTL Inc.                                                     9,075       230,777
--------------------------------------------------------------------------------
Scripps Co. (E.W.) (The) -Class A                            8,650       414,594
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc. -Class A                     30,338       238,153
--------------------------------------------------------------------------------
Spanish Broadcasting System, Inc. -Class A (a)              16,433        71,812
--------------------------------------------------------------------------------
Univision Communications Inc. -Class A (a)                   7,914       271,767
================================================================================
                                                                       5,696,755
================================================================================

CASINOS & GAMING-9.02%

Aztar Corp. (a)                                              4,900       259,749
--------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                41,234     2,739,175
--------------------------------------------------------------------------------
International Game Technology                               20,270       841,205
--------------------------------------------------------------------------------
MGM Mirage (a)                                              14,778       583,583
================================================================================
                                                                       4,423,712
================================================================================

CATALOG RETAIL-1.35%

Liberty Media Holding Corp. - Interactive
   -Series A (a)                                            32,448       661,290
================================================================================

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
DEPARTMENT STORES-0.70%

Kohl's Corp. (a)                                             5,311   $   344,790
================================================================================

FOOTWEAR-1.58%

Crocs, Inc. (a)                                             10,799       366,626
--------------------------------------------------------------------------------
NIKE, Inc. -Class B                                          4,677       409,799
================================================================================
                                                                         776,425
================================================================================

GENERAL MERCHANDISE STORES-1.03%

Target Corp.                                                 9,120       503,880
================================================================================

HOME ENTERTAINMENT SOFTWARE-0.42%

Electronic Arts Inc. (a)                                     3,722       207,241
================================================================================

HOME IMPROVEMENT RETAIL-1.65%

Home Depot, Inc. (The)                                      22,325       809,728
================================================================================

HOTELS, RESORTS & CRUISE LINES-11.34%

Carnival Corp. (b)                                          21,916     1,030,709
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                         59,143     1,647,132
--------------------------------------------------------------------------------
Marriott International, Inc. -Class A                       26,297     1,016,116
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                 9,786       379,795
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                   26,067     1,490,772
================================================================================
                                                                       5,564,524
================================================================================

HYPERMARKETS & SUPER CENTERS-0.38%

Wal-Mart Stores, Inc.                                        3,793       187,071
================================================================================

INTERNET RETAIL-1.14%

Blue Nile, Inc. (a)                                          8,919       324,206
--------------------------------------------------------------------------------
Expedia, Inc. (a)                                           14,955       234,494
================================================================================
                                                                         558,700
================================================================================

INTERNET SOFTWARE & SERVICES-1.51%

Yahoo! Inc. (a)                                             29,371       742,499
================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS-2.36%

iShares Russell 3000 Index Fund                              5,000       384,450
--------------------------------------------------------------------------------
iShares S&P 500 Index Fund                                   2,859       382,391
--------------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust -Series 1                  2,920       390,054
================================================================================
                                                                       1,156,895
================================================================================

MOVIES & ENTERTAINMENT-10.93%

News Corp. -Class A                                        132,279     2,599,282
--------------------------------------------------------------------------------
Time Warner Inc.                                            64,760     1,180,575
--------------------------------------------------------------------------------
Viacom Inc. -Class A (a)                                     4,181       155,951
--------------------------------------------------------------------------------
Viacom Inc. -Class B (a)                                     4,181       155,450
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                       41,177     1,272,781
================================================================================
                                                                       5,364,039
================================================================================

AIM V.I. LEISURE FUND

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
PUBLISHING-3.43%

Belo Corp. -Class A                                         20,516   $   324,358
--------------------------------------------------------------------------------
Gannett Co., Inc.                                            6,421       364,906
--------------------------------------------------------------------------------
McClatchy Co. (The) -Class A                                 8,696       366,884
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                10,798       626,608
================================================================================
                                                                       1,682,756
================================================================================

RESTAURANTS-2.44%

Burger King Holdings Inc. (a)                                9,818       156,695
--------------------------------------------------------------------------------
McDonald's Corp.                                             9,700       379,464
--------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc. (a)                          16,797       316,120
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                            6,659       346,601
================================================================================
                                                                       1,198,880
================================================================================

SOFT DRINKS-1.18%

PepsiCo, Inc.                                                8,900       580,814
================================================================================

SPECIALTY STORES-1.63%

PetSmart, Inc.                                              28,859       800,837
================================================================================
   Total Domestic Common Stocks & Other Equity
      Interests
      (Cost $33,285,820)                                              37,809,298
================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-20.30%

BELGIUM-3.80%

Compagnie Nationale a Portefeuille
   (Multi-Sector Holdings) (c)                                 262        91,167
--------------------------------------------------------------------------------
Groupe Bruxelles Lambert S.A. (Multi-Sector
   Holdings) (c)                                            11,784     1,256,109
--------------------------------------------------------------------------------
InBev N.V. (Brewers)                                         9,369       515,845
================================================================================
                                                                       1,863,121
================================================================================

BRAZIL-1.28%

Companhia de Bebidas das Americas -ADR (Brewers)            15,666       628,520
================================================================================

CANADA-1.00%

Intrawest Corp. (Hotels, Resorts & Cruise Lines)            14,239       491,815
================================================================================

DENMARK-1.17%

Carlsberg A.S. -Class B (Brewers) (c)                        6,860       576,303
================================================================================

FRANCE-3.63%

Accor S.A. (Hotels, Resorts & Cruise Lines) (c)             13,623       927,215
--------------------------------------------------------------------------------
JC Decaux S.A. (Advertising) (c)                            13,923       375,939
--------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners) (c)               2,300       478,267
================================================================================
                                                                       1,781,421
================================================================================

HONG KONG-0.15%

Television Broadcasts Ltd. -ADR
   (Broadcasting & Cable TV) (d)                             6,976        75,201
================================================================================

JAPAN-0.34%

Sony Corp. -ADR (Consumer Electronics)                       4,141       167,131
================================================================================

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
NETHERLANDS-1.28%

Jetix Europe N.V. (Broadcasting & Cable TV)
   (a)(c)                                                   29,033   $   627,444
================================================================================

SWITZERLAND-1.91%

Compagnie Financiere Richemont A.G. -Class
   A (Apparel, Accessories & Luxury Goods) (c)              12,214       587,099
--------------------------------------------------------------------------------
Pargesa Holding S.A. (Multi-Sector Holdings) (c)             3,600       347,950
================================================================================
                                                                         935,049
================================================================================

UNITED KINGDOM-5.74%

Diageo PLC (Distillers & Vintners)                          53,473       944,482
--------------------------------------------------------------------------------
InterContinental Hotels Group PLC (Hotels,
   Resorts & Cruise Lines) (c)                              53,900       942,207
--------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                 74,907       928,320
================================================================================
                                                                       2,815,009
================================================================================
   Total Foreign Stocks & Other Equity Interests
      (Cost $6,727,602)                                                9,961,014
================================================================================

MONEY MARKET FUNDS-2.36%

Liquid Assets Portfolio -Institutional Class (e)           579,771       579,771
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)                  579,771       579,771
================================================================================
   Total Money Market Funds
      (Cost $1,159,542)                                                1,159,542
================================================================================
TOTAL INVESTMENTS-99.70%
   (Cost $41,172,964)                                                 48,929,854
================================================================================
OTHER ASSETS LESS LIABILITIES-0.30%                                      146,422
================================================================================
NET ASSETS-100.00%                                                   $49,076,276
================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Each unit represents one common share and one trust share.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $6,209,700, which represented 12.65% of the Fund's Net Assets. See Note 1A.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at September 30, 2006 represented 0.15% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. LEISURE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

               Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM V.I. LEISURE FUND
          value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. LEISURE FUND

     E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     NOTE 2--INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

                                                                       CHANGE IN
                                                                      UNREALIZED
                             VALUE      PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND     REALIZED
FUND                       12/31/05      AT COST      FROM SALES    (DEPRECIATION)    09/30/06     INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio-
   Institutional Class    $       --   $ 2,274,354   $ (1,694,583)        $--        $  579,771    $ 4,769       $--
------------------------------------------------------------------------------------------------------------------------
Premier
   Portfolio-
   Institutional
   Class                   1,045,340     8,473,819     (8,939,388)         --           579,771     35,571        --
========================================================================================================================
   TOTAL INVESTMENTS IN
      AFFILIATES          $1,045,340   $10,748,173   $(10,633,971)        $--        $1,159,542    $40,340       $--
========================================================================================================================

     NOTE 3 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $5,613,212 and $14,999,163, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.



UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 8,964,727
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,724,338)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 7,240,389
==============================================================================

Cost of investments for tax purposes is $41,689,465.

                        AIM V.I. MID CAP CORE EQUITY FUND
         Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com            VIMCCE-QTR-1 9/06             A I M Advisors, Inc.

AIM V.I. MID CAP CORE EQUITY FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-71.77%

ADVERTISING-1.32%

Omnicom Group Inc.                                         87,684   $  8,207,222
================================================================================

AEROSPACE & DEFENSE-1.44%

Goodrich Corp.                                            220,673      8,941,670
================================================================================

APPAREL RETAIL-1.22%

Gap, Inc. (The)                                           400,187      7,583,544
================================================================================

APPLICATION SOFTWARE-1.42%

Cadence Design Systems, Inc.(a)                           518,631      8,795,982
================================================================================

BIOTECHNOLOGY-0.48%

ImClone Systems Inc.(a)                                   104,626      2,963,008
================================================================================

BROADCASTING & CABLE TV-1.63%

Scripps Co. (E.W.) (The)-Class A                          211,608     10,142,371
================================================================================

COMMUNICATIONS EQUIPMENT-1.75%

ADTRAN, Inc.                                              309,378      7,375,571
--------------------------------------------------------------------------------
Juniper Networks, Inc.(a)                                 203,356      3,513,992
================================================================================
                                                                      10,889,563
================================================================================

COMPUTER & ELECTRONICS RETAIL-1.32%

RadioShack Corp.                                          423,244      8,168,609
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.01%

Sabre Holdings Corp.-Class A                              269,035      6,292,729
================================================================================

DISTRIBUTORS-1.23%

Genuine Parts Co.                                         176,721      7,621,977
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.08%

Mettler-Toledo International Inc.(a)                      101,302      6,701,127
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.44%

Republic Services, Inc.                                   222,470      8,945,519
================================================================================

FOOD RETAIL-2.46%

Kroger Co. (The)                                          370,910      8,582,858
--------------------------------------------------------------------------------
SUPERVALU Inc.                                            226,188      6,706,474
================================================================================
                                                                      15,289,332
================================================================================

GAS UTILITIES-1.74%

UGI Corp.                                                 440,579     10,772,157
================================================================================

GENERAL MERCHANDISE STORES-0.73%

99 Cents Only Stores(a)                                   385,388      4,559,140
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-1.88%

Hospira, Inc.(a)                                          174,532   $  6,679,340
--------------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                                 159,061      5,004,059
================================================================================
                                                                      11,683,399
================================================================================

HEALTH CARE FACILITIES-1.19%

Health Management Associates, Inc.-Class A                352,565      7,368,609
================================================================================

HOME IMPROVEMENT RETAIL-1.26%

Sherwin-Williams Co. (The)                                140,449      7,834,245
================================================================================

INDUSTRIAL MACHINERY-3.75%

Dover Corp.                                               201,536      9,560,868
--------------------------------------------------------------------------------
ITT Corp.                                                  63,919      3,277,127
--------------------------------------------------------------------------------
Pall Corp.                                                195,618      6,026,990
--------------------------------------------------------------------------------
Parker Hannifin Corp.                                      57,179      4,444,524
================================================================================
                                                                      23,309,509
================================================================================

INSURANCE BROKERS-1.10%

Marsh & McLennan Cos., Inc.                               243,047      6,841,773
================================================================================

LIFE SCIENCES TOOLS & SERVICES-3.86%

PerkinElmer, Inc.                                         334,346      6,329,170
--------------------------------------------------------------------------------
Techne Corp.(a)                                           130,584      6,641,502
--------------------------------------------------------------------------------
Waters Corp.(a)                                           242,621     10,985,879
================================================================================
                                                                      23,956,551
================================================================================

METAL & GLASS CONTAINERS-1.07%

Pactiv Corp.(a)                                           233,879      6,646,841
================================================================================

MULTI-LINE INSURANCE-1.31%

Genworth Financial Inc.-Class A                           231,937      8,120,114
================================================================================

MULTI-UTILITIES-1.53%

Wisconsin Energy Corp.                                    219,939      9,488,168
================================================================================

OFFICE ELECTRONICS-1.96%

Xerox Corp.(a)                                            780,279     12,141,141
================================================================================

OFFICE SERVICES & SUPPLIES-1.22%

Pitney Bowes Inc.                                         170,151      7,549,600
================================================================================

OIL & GAS DRILLING-0.77%

Noble Corp.                                                74,118      4,756,893
================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.05%

FMC Technologies, Inc.(a)                                 109,353      5,872,256
--------------------------------------------------------------------------------
Smith International, Inc.                                 176,694      6,855,727
================================================================================
                                                                      12,727,983
================================================================================

PAPER PRODUCTS-1.04%

MeadWestvaco Corp.                                        243,799      6,463,112
================================================================================

AIM V.I. MID CAP CORE EQUITY FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS-4.67%

Avon Products, Inc.                                       413,198   $ 12,668,651
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                      405,009     16,334,013
================================================================================
                                                                      29,002,664
================================================================================

PHARMACEUTICALS-2.12%

Forest Laboratories, Inc.(a)                              171,840      8,696,822
--------------------------------------------------------------------------------
Warner Chilcott Ltd.-Class A (a)                          337,202      4,484,787
================================================================================
                                                                      13,181,609
================================================================================

PROPERTY & CASUALTY INSURANCE-3.13%

Axis Capital Holdings Ltd.                                249,365      8,650,472
--------------------------------------------------------------------------------
XL Capital Ltd.-Class A                                   156,590     10,757,733
================================================================================
                                                                      19,408,205
================================================================================

PUBLISHING-1.08%

McClatchy Co. (The)-Class A                               158,472      6,685,934
================================================================================

REGIONAL BANKS-1.69%

Marshall & Ilsley Corp.                                   146,753      7,070,559
--------------------------------------------------------------------------------
SVB Financial Group(a)                                     76,062      3,395,408
================================================================================
                                                                      10,465,967
================================================================================

SEMICONDUCTORS-1.97%

Analog Devices, Inc.                                      202,290      5,945,303
--------------------------------------------------------------------------------
Linear Technology Corp.                                   202,002      6,286,302
================================================================================
                                                                      12,231,605
================================================================================

SPECIALIZED CONSUMER SERVICES-4.60%

H&R Block, Inc.                                           434,589      9,447,965
--------------------------------------------------------------------------------
Service Corp. International                             1,445,839     13,504,136
--------------------------------------------------------------------------------
ServiceMaster Co. (The)                                   501,948      5,626,837
================================================================================
                                                                      28,578,938
================================================================================

SPECIALTY CHEMICALS-6.70%

International Flavors & Fragrances Inc.                   348,121     13,764,704
--------------------------------------------------------------------------------
Rohm and Haas Co.                                         206,591      9,782,084
--------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                       238,422     18,041,393
================================================================================
                                                                      41,588,181
================================================================================

SYSTEMS SOFTWARE-1.02%

McAfee Inc.(a)                                            259,742      6,353,289
================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.53%

W.W. Grainger, Inc.                                        49,048      3,287,197
================================================================================
   Total Domestic Common Stocks & Other Equity
      Interests
      (Cost $401,041,934)                                            445,545,477
================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-11.05%

ARGENTINA-0.94%

Tenaris S.A. -ADR (Oil & Gas Equipment & Services)        165,654      5,860,839
================================================================================

BELGIUM-1.17%

Groupe Bruxelles Lambert S.A. (Multi-Sector
   Holdings) (b)                                           68,019      7,250,449
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
FRANCE-1.42%

Business Objects S.A. -ADR (Application
   Software) (a)                                          257,765   $  8,787,209
================================================================================

JAPAN-0.65%

Japan Petroleum Exploration Co., Ltd. (Oil & Gas
   Exploration & Production) (b)                           66,200      4,041,492
================================================================================

NETHERLANDS-1.33%

Heineken N.V. (Brewers) (b)                               180,494      8,235,153
================================================================================

SOUTH KOREA-1.33%

SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                            349,134      8,250,037
================================================================================

SWEDEN-0.51%

Atlas Copco A.B. -Class A (Industrial Machinery) (b)      121,800      3,195,745
================================================================================

UNITED KINGDOM-3.70%

Cadbury Schweppes PLC (Packaged Foods & Meats) (b)      1,651,322     17,510,923
--------------------------------------------------------------------------------
Rentokil Initial PLC (Environmental & Facilities
   Services) (b)                                        1,992,281      5,458,866
================================================================================
                                                                      22,969,789
================================================================================
Total Foreign Stocks & Other Equity Interests
   (Cost $61,578,323)                                                 68,590,713
================================================================================

PREFERRED STOCKS-1.82%

GERMANY-1.82%

Henkel KGaA -Pfd. (Household Products)                     81,419     11,321,667
================================================================================
   Total Preferred Stocks
      (Cost $9,644,361)                                               11,321,667
================================================================================

MONEY MARKET FUNDS-15.33%

Liquid Assets Portfolio-Institutional Class (c)        47,583,619     47,583,619
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (c)              47,583,619     47,583,619
================================================================================
   Total Money Market Funds
      (Cost $95,167,238)                                              95,167,238
================================================================================
TOTAL INVESTMENTS-99.97%
   (Cost $567,431,856)                                               620,625,095
================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                      163,604
================================================================================
NET ASSETS-100.00%                                                  $620,788,699
================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $45,692,628, which represented 7.36% of the Fund's Net Assets. See Note 1A.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. MID CAP CORE EQUITY FUND

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. MID CAP CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

               Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM V.I. MID CAP CORE EQUITY FUND
          value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

     E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the

AIM V.I. MID CAP CORE EQUITY FUND
          results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

     F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     G. COVERED CALL OPTIONS - The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

               An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     H. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

     I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM V.I. MID CAP CORE EQUITY FUND

     NOTE 2--INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

                                                                             CHANGE IN
                                                                            UNREALIZED
                                VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                           12/31/05        COST           SALES       (DEPRECIATION)     09/30/06      INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio-
   Institutional Class       $38,264,645   $123,172,807   $(113,853,833)        $--        $47,583,619   $1,775,702       $--
---------------------------------------------------------------------------------------------------------------------------------
Premier
   Portfolio-Institutional
   Class                              --     74,851,607     (27,267,988)                    47,583,619      642,231
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
   Portfolio-
   Institutional Clas         38,264,645     88,387,726    (126,652,371)         --                 --    1,139,889        --
=================================================================================================================================
   TOTAL
      INVESTMENTS IN
      AFFILIATES             $76,529,290   $286,412,140   $(267,774,192)        $--        $95,167,238   $3,557,822       $--
=================================================================================================================================

     NOTE 3 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                                           CALL OPTION CONTRACTS
                                                           ---------------------
                                                           NUMBER OF    PREMIUMS
                                                           CONTRACTS    RECEIVED
                                                           ---------------------
Beginning of period                                          6,280     $ 444,230
--------------------------------------------------------------------------------
Exercised                                                   (6,280)     (444,230)
================================================================================
End of period                                                   --     $      --
================================================================================

     NOTE 4 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $349,139,263 and $407,029,007, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 63,624,223
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (10,745,193)
==============================================================================
Net unrealized appreciation of investment securities              $ 52,879,030
==============================================================================
Cost of investments for tax purposes is $567,746,065.

                           AIM V.I. MONEY MARKET FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com   VIMKT-QTR-1 9/06   A I M Advisors, Inc.

AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                         PRINCIPAL
                                                          AMOUNT
                                             MATURITY      (000)        VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER-33.14%(A)

ASSET-BACKED SECURITIES - COMMERCIAL
   LOANS/LEASES-7.05%

Amstel Funding Corp.,
   (Acquired 07/31/06; Cost $1,352,390)
   5.37%(b)(c)                               10/30/06   $    1,371   $ 1,365,274
--------------------------------------------------------------------------------
   (Acquired 07/21/06; Cost $1,020,506)
   5.40%(b)(c)                               10/16/06        1,034     1,031,828
--------------------------------------------------------------------------------
Atlantis One Funding Corp.
   (Acquired 09/25/06; Cost $1,120,792)
   5.24%(b)                                  12/20/06        1,135     1,121,949
================================================================================
                                                                       3,519,051
================================================================================

ASSET-BACKED SECURITIES - FULLY
   BACKED-5.91%

Aspen Funding Corp.
   (CEP-MBIA Insurance
   Corp.) (Acquired
   07/28/06; Cost $985,939)
   5.39%(b)                                  10/30/06        1,000       995,812
--------------------------------------------------------------------------------
Concord Minutemen Capital
   Co., LLC-Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 09/26/06; Cost $975,733)
   5.20%(b)                                  03/13/07        1,000       976,600
--------------------------------------------------------------------------------
GOVCO Inc.
   (Multi CEP's-Government
   sponsored entities)
   (Acquired 09/19/06; Cost $974,042)
   5.25%(b)                                  03/16/07        1,000       975,937
================================================================================
                                                                       2,948,349
================================================================================

ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-5.34%

Clipper Receivables Co., LLC
   5.28%                                     11/08/06        1,611     1,602,258
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT
                                             MATURITY      (000)        VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-(CONTINUED)

Fairway Finance Co., LLC
   (Acquired 08/16/06; Cost $1,058,534)
   5.29%(b)                                  11/22/06   $    1,074   $ 1,065,951
================================================================================
                                                                       2,668,209
================================================================================

ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-11.36%

Grampian Funding Ltd./LLC,
   (Acquired 05/11/06; Cost $974,500)
   5.10%(b)(c)                               11/07/06        1,000       994,900
--------------------------------------------------------------------------------
   (Acquired 05/25/06; Cost $977,463)
   5.14%(b)(c)                               10/30/06        1,000       996,006
--------------------------------------------------------------------------------
   (Acquired 08/16/06; Cost $393,299)
   5.29%(b)(c)                               12/08/06          400       396,062
--------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.,
   (Acquired 08/15/06; Cost $1,154,153)
   5.30%(b)                                  11/15/06        1,170     1,162,421
--------------------------------------------------------------------------------
   (Acquired 09/27/06; Cost $987,727)
   5.26%(b)                                  12/22/06        1,000       988,165
--------------------------------------------------------------------------------
McKinley Funding Ltd./Corp.
   (Acquired 07/21/06; Cost $1,123,832)
   5.40%(b)                                  10/12/06        1,138     1,136,293
================================================================================
                                                                       5,673,847
================================================================================

REGIONAL BANKS-3.48%

Bank of Ireland
   (Acquired 06/06/06; Cost $1,707,527)
   5.17%(b)(c)                               11/22/06        1,750     1,737,183
================================================================================
      Total Commercial Paper
         (Cost $16,546,639)                                           16,546,639
================================================================================

AIM V.I. MONEY MARKET FUND

                                                         PRINCIPAL
                                                          AMOUNT
                                             MATURITY      (000)        VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-28.92%(D)

INSURED-1.46%(E)

Illinois (State of) Health
   Facilities Authority
   (Loyola University Health
   System);
   Series 1997 C, Taxable RB
   (INS-MBIA Insurance
   Corp.) 5.33%(f)(g)                        07/01/24   $      500   $   500,000
--------------------------------------------------------------------------------
Omaha (City of), Nebraska;
   Special Tax Redevelopment;
   Series 2002 B, Taxable RB
   (INS-Ambac Assurance
   Corp.) 5.37%(f)(g)                        02/01/13          230       230,000
================================================================================
                                                                         730,000
================================================================================

LETTER OF CREDIT ENHANCED-27.46%(H)

Albany (City of), New York
   Industrial Development
   Agency (Albany Medical
   Center Hospital);
   Series 2006 B, Taxable RB
   (LOC-Citizens Bank of
   Pennsylvania) 5.32%(f)(g)                 05/01/35        1,000     1,000,000
--------------------------------------------------------------------------------
Albuquerque (City of), New
   Mexico (KTech Corp.
   Project);
   Series 2002, Taxable RB
   (LOC-Wells Fargo Bank,
   N.A.) 5.37%(g)                            11/01/22          700       700,000
--------------------------------------------------------------------------------
Corp. Finance Managers Inc.;
   Floating Rate Notes
   (LOC-Wells Fargo Bank,
   N.A.) 5.37%(f)(g)                         02/02/43        2,535     2,535,000
--------------------------------------------------------------------------------
EPC Allentown, LLC;
   Series 2005, Floating
   Rate Notes (LOC-Wachovia
   Bank, N.A.) 5.33%(f)(g)                   07/01/30        3,200     3,200,000
--------------------------------------------------------------------------------
Folk Financial Services Inc.;
   Series 1997 A, Floating
   Rate Loan Program Notes
   (LOC-National City Bank)
   5.45%(g)                                  10/15/27           35        35,000
--------------------------------------------------------------------------------
Lehigh (County of),
   Pennsylvania Industrial
   Development Authority
   (Bouras Industry Project);
   Series 2002 C, Taxable
   IDR (LOC-Wachovia Bank,
   N.A.) 5.33%(f)(g)                         11/01/13          615       615,000
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT
                                             MATURITY      (000)        VALUE
--------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)

Moon (Township of),
   Pennsylvania Industrial
   Development Authority
   (One Thorn Run Project);
   Series 1995 B, Taxable
   IDR (LOC-National City
   Bank of Pennsylvania)
   5.41%(f)(g)                               11/01/15   $      770   $   770,000
--------------------------------------------------------------------------------
Prince Georges (County of), Maryland;
   Series 2006 C, Refunding Taxable RB
   (LOC-LaSalle Bank, N.A.) 5.35%(f)(g)      04/01/15        1,660     1,660,000
--------------------------------------------------------------------------------
Roman Catholic Diocese of
   Charlotte;
   Series 2002, Floating
   Rate Bonds (LOC-Wachovia
   Bank, N.A.) 5.33%(f)(g)                   05/01/14        1,200     1,200,000
--------------------------------------------------------------------------------
Thomasville (City of),
   Georgia Payroll
   Development Authority
   (American Fresh Foods
   L.P.);
   Series 2005 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.38%(f)(g)                               09/01/17        2,000     2,000,000
================================================================================
                                                                      13,715,000
================================================================================
      Total Variable Rate Demand Notes
         (Cost $14,445,000)                                           14,445,000
================================================================================

MEDIUM-TERM NOTES-5.41%

Metropolitan Life Global
   Funding I,
   Floating Rate MTN
   (Acquired 11/10/04; Cost
   $700,525)
   5.42%(b)(i)                               09/28/07          700       700,239
--------------------------------------------------------------------------------
Societe Generale S.A.,
   Unsec. Floating Rate MTN
   (Acquired 10/26/05; Cost $2,000,000)
   5.30%(b)(c)(i)                            10/02/07        2,000     2,000,000
================================================================================
      Total Medium-Term Notes
         (Cost $2,700,239)                                             2,700,239
================================================================================

CERTIFICATES OF DEPOSIT-4.01%

Svenska Handelsbanken A.B.
   4.77%                                     12/19/06        1,000     1,000,000
--------------------------------------------------------------------------------
UniCredito Italiano S.p.A.
   (United Kingdom) 5.28%                    11/24/06        1,000     1,000,000
================================================================================
      Total Certificates of Deposit
         (Cost $2,000,000)                                             2,000,000
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. MONEY MARKET FUND

                                                         PRINCIPAL
                                                          AMOUNT
                                             MATURITY      (000)        VALUE
--------------------------------------------------------------------------------
MASTER NOTE AGREEMENT-4.01%

Merrill Lynch Mortgage
   Capital, Inc.
   (Acquired 08/22/06; Cost $2,000,000)
   5.51%(b)(f)(j)(k)                         12/06/06   $    2,000   $ 2,000,000
================================================================================

ASSET-BACKED SECURITIES-4.00%

FULLY BACKED-2.00%

RACERS Trust
   Series 2004-6-MM,
   Floating Rate Notes
   (CEP-Lehman Brothers
   Holdings Inc.) (Acquired
   04/13/06; Cost $1,000,000)
   5.35%(b)(i)                               10/22/08   $    1,000   $ 1,000,000
================================================================================

STRUCTURED-2.00%

Permanent Financing PLC;
   Series 9A, Class 1A,
   Floating Rate Bonds
   (Acquired 03/15/06; Cost $1,000,000)
   5.30%(b)(c)(i)                            03/10/07        1,000     1,000,000
================================================================================
      Total Asset-Backed Securities
         (Cost $2,000,000)                                             2,000,000
================================================================================

FUNDING AGREEMENT-2.00%

New York Life Insurance Co.
   (Acquired 04/05/06; Cost $1,000,000)
   5.42%(b)(l)(m)                            04/05/07        1,000     1,000,000
================================================================================
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-81.48% (Cost $40,691,878)                              40,691,878
================================================================================

                                                        REPURCHASE
                                                          AMOUNT        VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-19.88%(N)

BNP Paribas Securities Corp., Joint
   agreement dated 09/30/06, aggregate
   maturing value $671,303,907
   (collateralized by U.S. Government
   Agency & Corporate obligations
   valued at $690,662,447; 0%-7.28%,
   10/19/08-02/19/45)
   5.44%, 10/02/06(c)                                    2,000,906     2,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
   agreement dated 09/30/06, aggregate
   maturing value $1,000,452,917
   (collateralized by Corporate
   obligations valued at
   $1,050,000,001; 0%-9.80%,
   12/20/07-10/12/52)
   5.44%, 10/02/06                                       2,000,906     2,000,000
--------------------------------------------------------------------------------

                                                        REPURCHASE
                                                          AMOUNT        VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS(N)-(CONTINUED)
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
   agreement dated 09/30/06, aggregate
   maturing value $800,358,667
   (collateralized by U.S. Government
   Agency obligations valued at
   $816,000,205; 0%-8.88%,
   10/15/06-04/01/56)
   5.38%, 10/02/06                                      $5,930,616   $ 5,927,958
================================================================================
      Total Repurchase Agreements
         (Cost $9,927,958)                                             9,927,958
================================================================================
TOTAL INVESTMENTS-101.36%
   (Cost $50,619,836) (o)(p)                                          50,619,836
================================================================================
OTHER ASSETS LESS LIABILITIES-(1.36)%                                   (677,354)
================================================================================
NET ASSETS-100.00%                                                   $49,942,482
================================================================================

Investment Abbreviations:

CEP    -- Credit Enhancement Provider
IDR    -- Industrial Development Revenue Bonds
INS    -- Insurer
LOC    -- Letter of Credit
MTN    -- Medium-Term Notes
RACERS -- Restructured Asset Certificates with Enhanced ReturnS(SM)
RB     -- Revenue Bonds
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $22,644,620, which represented 45.35% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     United Kingdom: 8.8%; France: 8.0%; other countries less than 5%: 8.3%.

(d) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(e) Principal and/or interest payments are secured by the bond insurance company listed.

(f) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2006.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2006.

(j) Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2006.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. MONEY MARKET FUND

(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.

(l) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at September 30, 2006 represented 2.00% of the Fund's Net Assets.

(m) Interest rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2006.

(n)  Principal amount equals value at period end. See Note ID.

(o) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                           PERCENTAGE
---------------------------------------------
Wachovia Bank, N.A.                   14.0%
---------------------------------------------
Wells Fargo Bank, N.A.                 6.5
---------------------------------------------
Other Entities Less Than 5% each      61.0
---------------------------------------------

(p)  Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM V.I. MONEY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                         AIM V.I. SMALL CAP EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com              VISCE-QTR-1 9/06            A I M Advisors, Inc.

AIM V.I. SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)






                                                       SHARES         VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY
  INTERESTS--96.28%

AEROSPACE & DEFENSE--0.85%

Curtiss-Wright Corp.                                   21,340      $    647,669
===============================================================================

APPAREL RETAIL--4.65%

Cache, Inc.(a)                                         38,770           693,595
-------------------------------------------------------------------------------
Charming Shoppes, Inc.(a)                              52,102           744,017
-------------------------------------------------------------------------------
Christopher & Banks Corp.                              24,852           732,637
-------------------------------------------------------------------------------
Gymboree Corp. (The)(a)                                19,038           803,023
-------------------------------------------------------------------------------
Stage Stores, Inc.                                     18,982           556,932
===============================================================================
                                                                      3,530,204
===============================================================================

APPAREL, ACCESSORIES & LUXURY
  GOODS--0.50%

Fossil, Inc.(a)                                        17,615           379,427
===============================================================================

APPLICATION SOFTWARE--2.87%

Epicor Software Corp.(a)                               52,338           686,151
-------------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                            22,769           785,075
-------------------------------------------------------------------------------
Transaction Systems Architects,
  Inc.(a)                                              20,622           707,747
===============================================================================
                                                                      2,178,973
===============================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS--0.95%

Affiliated Managers Group,
  Inc.(a)                                               7,157           716,487
===============================================================================

AUTOMOTIVE RETAIL--0.92%

Midas, Inc.(a)                                         33,575           694,331
===============================================================================

BIOTECHNOLOGY--0.47%

Cubist Pharmaceuticals, Inc.(a)                        16,395           356,427
===============================================================================

BUILDING PRODUCTS--1.61%

Goodman Global, Inc.(a)                                43,039           574,571
-------------------------------------------------------------------------------
NCI Building Systems, Inc.(a)                          11,147           648,421
===============================================================================
                                                                      1,222,992
===============================================================================

CASINOS & GAMING--1.09%

Pinnacle Entertainment, Inc.(a)                        29,495           829,399
===============================================================================

COMMUNICATIONS EQUIPMENT--1.56%

Black Box Corp.                                        14,613           568,738
-------------------------------------------------------------------------------
Packeteer, Inc.(a)                                     42,636           367,096
-------------------------------------------------------------------------------
Riverbed Technology, Inc.(a)                           12,837           250,321
===============================================================================
                                                                      1,186,155
===============================================================================

COMPUTER STORAGE & PERIPHERALS--0.98%

Emulex Corp.(a)                                        40,998           744,934
===============================================================================



                                                       SHARES         VALUE
-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.66%

Infrasource Services Inc.(a)                           35,501      $    623,042
-------------------------------------------------------------------------------
URS Corp.(a)                                           16,329           635,035
===============================================================================
                                                                      1,258,077
===============================================================================

CONSUMER FINANCE--1.38%

World Acceptance Corp.(a)                              23,741         1,044,129
===============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--1.46%

BISYS Group, Inc. (The)(a)                             49,630           538,982
-------------------------------------------------------------------------------
Wright Express Corp.(a)                                23,469           564,664
===============================================================================
                                                                      1,103,646
===============================================================================

DIVERSIFIED CHEMICALS--1.02%

FMC Corp.                                              12,093           774,798
===============================================================================

DIVERSIFIED METALS & MINING--1.09%

Compass Minerals International,
  Inc                                                  29,150           825,236
===============================================================================

ELECTRICAL COMPONENTS &
  EQUIPMENT--1.72%

Genlyte Group Inc. (The)(a)                            10,374           738,629
-------------------------------------------------------------------------------
Hubbell Inc.-Class B                                   11,740           562,346
===============================================================================
                                                                      1,300,975
===============================================================================

ELECTRONIC MANUFACTURING
  SERVICES--1.12%

Park Electrochemical Corp.                             26,795           848,866
===============================================================================

ENVIRONMENTAL & FACILITIES
  SERVICES--1.00%

Waste Connections, Inc.(a)                             19,996           758,048
===============================================================================

FOOD RETAIL--0.96%

Ruddick Corp.                                          27,964           727,903
===============================================================================

GAS UTILITIES--1.16%

Energen Corp.                                          20,963           877,721
===============================================================================

HEALTH CARE DISTRIBUTORS--0.99%

Owens & Minor, Inc.                                    22,918           753,773
===============================================================================

HEALTH CARE EQUIPMENT--2.36%

STERIS Corp.                                           27,985           673,319
-------------------------------------------------------------------------------
Vital Signs, Inc.                                      15,525           878,870
-------------------------------------------------------------------------------
Volcano Corp.(a)                                       20,391           234,293
===============================================================================
                                                                      1,786,482
===============================================================================

HEALTH CARE FACILITIES--0.84%

LCA-Vision Inc.                                        15,485           639,685
===============================================================================

HEALTH CARE SERVICES--1.19%

Amedisys, Inc.(a)                                      22,780           903,683
===============================================================================

                                                       SHARES         VALUE
-------------------------------------------------------------------------------

HEALTH CARE SUPPLIES--2.15%

DJO Inc.(a)                                            21,803      $    905,479
-------------------------------------------------------------------------------
Haemonetics Corp.(a)                                   15,554           727,927
===============================================================================
                                                                      1,633,406
===============================================================================

HEALTH CARE TECHNOLOGY--1.66%

Computer Programs and Systems,
  Inc                                                  14,653           480,179
-------------------------------------------------------------------------------
Phase Forward Inc.(a)                                  65,027           776,422
===============================================================================
                                                                      1,256,601
===============================================================================

HOTELS, RESORTS & CRUISE LINES--0.96%

Red Lion Hotels Corp.(a)                               67,300           724,148
===============================================================================

HOUSEHOLD APPLIANCES--1.14%

Snap-on Inc.                                           19,443           866,186
===============================================================================

HOUSEHOLD PRODUCTS--0.86%

Central Garden & Pet Co.(a)                            13,439           648,566
===============================================================================

HUMAN RESOURCE & EMPLOYMENT
  SERVICES--1.54%

Heidrick & Struggles
  International, Inc.(a)                               21,707           781,452
-------------------------------------------------------------------------------
Kenexa Corp.(a)                                        15,400           388,388
===============================================================================
                                                                      1,169,840
===============================================================================

INDUSTRIAL MACHINERY--3.44%

Chart Industries, Inc.(a)                              34,332           422,627
-------------------------------------------------------------------------------
Kadant Inc.(a)                                         29,596           726,878
-------------------------------------------------------------------------------
RBC Bearings Inc.(a)                                   35,326           853,123
-------------------------------------------------------------------------------
Valmont Industries, Inc.                               11,638           608,085
===============================================================================
                                                                      2,610,713
===============================================================================

INSURANCE BROKERS--0.98%

Hilb Rogal and Hobbs Co.                               17,427           743,262
===============================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--1.49%

Alaska Communications Systems
  Group Inc.                                           27,942           370,791
-------------------------------------------------------------------------------
NTELOS Holdings Corp.(a)                               59,390           758,410
===============================================================================
                                                                      1,129,201
===============================================================================

INTERNET SOFTWARE & SERVICES--1.62%

CyberSource Corp.(a)                                   72,084           852,754
-------------------------------------------------------------------------------
DealerTrack Holdings Inc.(a)                           17,023           376,378
===============================================================================
                                                                      1,229,132
===============================================================================

INVESTMENT BANKING & BROKERAGE--0.77%

CMET Finance Holdings, Inc.
  (Acquired 12/08/03; Cost
  $20,000)(a)(b)(c)                                       200             3,796
-------------------------------------------------------------------------------
Thomas Weisel Partners Group,
  Inc.(a)                                              36,299           582,599
===============================================================================
                                                                        586,395
===============================================================================
LIFE SCIENCES TOOLS & SERVICES--1.68%
Dionex Corp.(a)                                        13,032           663,850
===============================================================================



                                                       SHARES         VALUE
-------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--(CONTINUED)

ICON PLC-ADR
  (United
  Kingdom)(a)                                           8,670      $    611,929
===============================================================================
                                                                      1,275,779
===============================================================================

METAL & GLASS CONTAINERS--0.95%

AptarGroup, Inc.                                       14,129           718,884
===============================================================================

MULTI-UTILITIES--0.62%

Avista Corp.                                           19,709           466,709
===============================================================================

OFFICE REIT'S--1.29%

Alexandria Real Estate
  Equities, Inc.                                        8,130           762,594
-------------------------------------------------------------------------------
Republic Property Trust                                19,778           217,954
===============================================================================
                                                                        980,548
===============================================================================

OFFICE SERVICES & SUPPLIES--1.62%

Brady Corp.-Class A                                    13,563           476,875
-------------------------------------------------------------------------------
PeopleSupport Inc.(a)                                  40,588           750,878
===============================================================================
                                                                      1,227,753
===============================================================================

OIL & GAS EQUIPMENT & SERVICES--2.02%

FMC Technologies, Inc.(a)                              10,175           546,397
-------------------------------------------------------------------------------
Oceaneering International,
  Inc.(a)                                              16,254           500,623
-------------------------------------------------------------------------------
Seitel, Inc.(a)                                       132,756           487,215
===============================================================================
                                                                      1,534,235
===============================================================================

OIL & GAS EXPLORATION &
  PRODUCTION--3.12%

Berry Petroleum Co.-Class A                            10,275           289,344
-------------------------------------------------------------------------------
Comstock Resources, Inc.(a)                            26,335           714,995
-------------------------------------------------------------------------------
Penn Virginia Corp.                                    12,076           765,739
-------------------------------------------------------------------------------
Warren Resources Inc.(a)                               49,007           596,906
===============================================================================
                                                                      2,366,984
===============================================================================

OIL & GAS REFINING & MARKETING--0.99%

Alon USA Energy, Inc.                                  25,513           752,378
===============================================================================

PACKAGED FOODS & MEATS--1.89%

Flowers Foods, Inc.                                    28,200           758,016
-------------------------------------------------------------------------------
TreeHouse Foods, Inc.(a)                               28,505           674,143
===============================================================================
                                                                      1,432,159
===============================================================================

PHARMACEUTICALS--1.75%

Aspreva Pharmaceuticals Corp.
  (Canada)(a)                                          24,830           644,338
-------------------------------------------------------------------------------
ViroPharma Inc.(a)                                     56,298           685,147
===============================================================================
                                                                      1,329,485
===============================================================================

PROPERTY & CASUALTY INSURANCE--4.16%

Assured Guaranty Ltd.                                  29,527           765,635
-------------------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)                          19,213           761,027
-------------------------------------------------------------------------------
Ohio Casualty Corp.                                    25,332           655,339
-------------------------------------------------------------------------------
Philadelphia Consolidated
  Holding Corp.(a)                                     24,542           976,281
===============================================================================
                                                                      3,158,282
===============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE           F-2

                                                       SHARES         VALUE
-------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT &
  DEVELOPMENT--1.08%

Jones Lang LaSalle Inc.                                    9,585     $  819,326
===============================================================================

REGIONAL BANKS--6.53%

Alabama National BanCorp                                   8,768        598,416
-------------------------------------------------------------------------------
Columbia Banking System, Inc.                             16,848        539,304
-------------------------------------------------------------------------------
First Financial Bankshares, Inc.                           9,393        358,343
-------------------------------------------------------------------------------
Hancock Holding Co.                                       11,050        591,728
-------------------------------------------------------------------------------
MB Financial, Inc.                                        13,463        496,381
-------------------------------------------------------------------------------
Provident Bankshares Corp.                                14,668        543,449
-------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                 29,594        599,279
-------------------------------------------------------------------------------
Sterling Financial Corp.                                  15,601        505,940
-------------------------------------------------------------------------------
United Community Banks, Inc.                              23,900        718,195
===============================================================================
                                                                      4,951,035
===============================================================================

RESIDENTIAL REIT'S--0.34%

Mid-America Apartment
  Communities, Inc.                                        4,208        257,614
===============================================================================

RESTAURANTS--3.59%

IHOP Corp.                                                15,241        706,421
-------------------------------------------------------------------------------
O'Charley's Inc.(a)                                       43,997        834,623
-------------------------------------------------------------------------------
Papa John's International,
  Inc.(a)                                                 18,563        670,310
-------------------------------------------------------------------------------
Steak n Shake Co. (The)(a)                                30,306        511,868
===============================================================================
                                                                      2,723,222
===============================================================================

SEMICONDUCTOR EQUIPMENT--1.49%
ATMI, Inc.(a)                                             25,105        729,802
-------------------------------------------------------------------------------
Nextest Systems Corp.(a)                                  30,212        397,590
===============================================================================
                                                                      1,127,392
===============================================================================

SEMICONDUCTORS--3.11%

DSP Group, Inc.(a)                                        26,241        599,607
-------------------------------------------------------------------------------
Hittite Microwave Corp.(a)                                17,297        769,716
-------------------------------------------------------------------------------
Micrel, Inc.(a)                                           50,333        482,693
-------------------------------------------------------------------------------
Semtech Corp.(a)                                          39,931        509,520
===============================================================================
                                                                      2,361,536
===============================================================================

SPECIALIZED REIT'S--2.13%

Equity Inns Inc.                                          12,855        204,652
-------------------------------------------------------------------------------
LaSalle Hotel Properties                                  17,387        753,552
-------------------------------------------------------------------------------
Senior Housing Properties Trust                            5,029        107,319
-------------------------------------------------------------------------------
Universal Health Realty Income
  Trust                                                   15,314        549,007
===============================================================================
                                                                      1,614,530
===============================================================================

SPECIALTY CHEMICALS--1.60%

A. Schulman, Inc.                                         16,800        394,968
-------------------------------------------------------------------------------
H.B. Fuller Co.                                           34,868        817,306
===============================================================================
                                                                      1,212,274
===============================================================================

TECHNOLOGY DISTRIBUTORS--0.70%

Agilysys, Inc.                                            37,843        531,316
===============================================================================

TRADING COMPANIES &
  DISTRIBUTORS--2.87%

H&E Equipment Services, Inc.(a)                           14,072        343,216
-------------------------------------------------------------------------------
UAP Holding Corp.                                         36,694        784,151
-------------------------------------------------------------------------------
Watsco, Inc.                                               7,530        346,455
-------------------------------------------------------------------------------
Williams Scotsman International
  Inc.(a)                                                 32,992        704,709
===============================================================================
                                                                      2,178,531
===============================================================================

                                                       SHARES         VALUE
-------------------------------------------------------------------------------
TRUCKING--1.74%
Landstar System, Inc.                                     16,073      $  686,317
--------------------------------------------------------------------------------
Marten Transport, Ltd.(a)                                 36,950         631,476
================================================================================
                                                                       1,317,793
================================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $66,172,532)                                              73,025,235
===============================================================================

MONEY MARKET FUNDS--3.82%

Liquid Assets
  Portfolio-Institutional Class (d)                    1,449,554       1,449,554
--------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class (d)                                            1,449,554       1,449,554
================================================================================
    Total Money Market Funds
      (Cost $2,899,108)                                                2,899,108
================================================================================
TOTAL INVESTMENTS--100.10%
  (Cost $69,071,640)                                                  75,924,343
================================================================================
OTHER ASSETS LESS LIABILITIES--(0.10)%                                   (77,015)
================================================================================
NET ASSETS--100.00%                                                 $ 75,847,328
________________________________________________________________________________
================================================================================

Investment Abbreviations:
ADR   -- American Depositary Receipt
REIT  -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2006 represented 0.01% of the Fund's Net Assets. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at September 30, 2006 represented 0.01% of the Fund's Net Assets. This security is considered illiquid.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. SMALL CAP EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES



A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM V.I. SMALL CAP EQUITY FUND
    value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.



                                                                            CHANGE IN
                                                                            UNREALIZED                                      REALIZED
                            VALUE            PURCHASES       PROCEEDS      APPRECIATION      VALUE           DIVIDEND         GAIN
FUND                       12/31/05           AT COST       FROM SALES    (DEPRECIATION)    09/30/06          INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class                    $  1,164,526     $ 17,656,848     $(17,371,820)   $     --       $  1,449,554     $   46,886    $    --
------------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional Class                --        6,520,378       (5,070,824)         --          1,449,554         19,593         --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class         1,164,526       12,460,323      (13,624,849)         --                 --         27,473         --
====================================================================================================================================
   TOTAL INVESTMENTS
    IN AFFILIATES        $  2,329,052     $ 36,637,549     $(36,067,493)   $     --       $  2,899,108     $   93,952    $    --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

AIM V.I. SMALL CAP EQUITY FUND



NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $53,877,860 and $26,398,579, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 8,975,917
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (2,230,620)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                $ 6,745,297
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $69,179,046.

                         AIM V.I. SMALL CAP GROWTH FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              VISCG-QTR-1 9/06            A I M Advisors, Inc.

AIM V.I. Small Cap Growth Fund

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)


                                                                                  SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.48%

AEROSPACE & DEFENSE-1.40%

Ceradyne, Inc.(a)                                                                  3,127                     $   128,488
------------------------------------------------------------------------------------------------------------------------
United Industrial Corp.                                                            2,286                         122,301
========================================================================================================================
                                                                                                                 250,789
========================================================================================================================

AIR FREIGHT & LOGISTICS-1.36%

Forward Air Corp.                                                                  4,174                         138,118
------------------------------------------------------------------------------------------------------------------------
Hub Group, Inc.-Class A(a)                                                         4,613                         105,084
========================================================================================================================
                                                                                                                 243,202
========================================================================================================================

APPAREL RETAIL-4.71%

bebe stores, inc.                                                                  6,001                         148,705
------------------------------------------------------------------------------------------------------------------------
Charlotte Russe Holding Inc.(a)                                                    3,016                          83,061
------------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The)(a)                                      2,378                         152,263
------------------------------------------------------------------------------------------------------------------------
DSW Inc.-Class A(a)                                                                4,845                         152,617
------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.(a)                                                                13,622                         151,749
------------------------------------------------------------------------------------------------------------------------
Zumiez Inc.(a)                                                                     5,778                         156,006
========================================================================================================================
                                                                                                                 844,401
========================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.61%

Warnaco Group, Inc. (The)(a)                                                       5,668                         109,619
========================================================================================================================

APPLICATION SOFTWARE-4.79%

ANSYS, Inc.(a)                                                                     3,265                         144,248
------------------------------------------------------------------------------------------------------------------------
Blackboard Inc.(a)                                                                 5,670                         150,255
------------------------------------------------------------------------------------------------------------------------
Epicor Software Corp.(a)                                                          10,199                         133,709
------------------------------------------------------------------------------------------------------------------------
Informatica Corp.(a)                                                               9,886                         134,351
------------------------------------------------------------------------------------------------------------------------
Kronos Inc.(a)                                                                     3,792                         129,269
------------------------------------------------------------------------------------------------------------------------
MicroStrategy Inc.-Class A(a)                                                      1,633                         166,288
========================================================================================================================
                                                                                                                 858,120
========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.13%

Affiliated Managers Group, Inc.(a)                                                 2,026                         202,823
========================================================================================================================

BIOTECHNOLOGY-3.14%

Alkermes, Inc.(a)                                                                  5,837                          92,516
------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.(a)(b)                                                        4,361                          48,582
------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)                                                     6,601                          76,175
------------------------------------------------------------------------------------------------------------------------
Myogen, Inc.(a)                                                                    2,159                          75,738
------------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc.(a)                                                           4,450                         109,692
------------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp.(a)                                                       3,044                         159,932
========================================================================================================================
                                                                                                                 562,635
========================================================================================================================

CATALOG RETAIL-0.92%

Coldwater Creek Inc.(a)                                                            5,720                         164,507
========================================================================================================================


                                                                                  SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-3.78%

F5 Networks, Inc.(a)                                                               2,946                     $   158,259
------------------------------------------------------------------------------------------------------------------------
NETGEAR, Inc.(a)                                                                   6,671                         137,356
------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd.-ADR (Israel)(a)                                                  6,059                         167,653
------------------------------------------------------------------------------------------------------------------------
Polycom, Inc.(a)                                                                   8,744                         214,490
========================================================================================================================
                                                                                                                 677,758
========================================================================================================================

COMPUTER STORAGE & PERIPHERALS-1.10%

Emulex Corp.(a)                                                                   10,844                         197,035
========================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.42%

Bucyrus International, Inc.-Class A                                                3,057                         129,678
------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc.                                                               6,324                         125,278
========================================================================================================================
                                                                                                                 254,956
========================================================================================================================

CONSTRUCTION MATERIALS-0.60%

Eagle Materials Inc.                                                               3,194                         107,574
========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.38%

Euronet Worldwide, Inc.(a)                                                         5,988                         147,005
------------------------------------------------------------------------------------------------------------------------
Global Payments Inc.                                                               2,297                         101,091
========================================================================================================================
                                                                                                                 248,096
========================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.16%

Advisory Board Co. (The)(a)                                                        1,789                          90,380
------------------------------------------------------------------------------------------------------------------------
CoStar Group Inc.(a)                                                               3,855                         159,289
------------------------------------------------------------------------------------------------------------------------
Pike Electric Corp.(a)                                                             9,183                         136,827
========================================================================================================================
                                                                                                                 386,496
========================================================================================================================

DRUG RETAIL-0.89%

Longs Drug Stores Corp.                                                            3,452                         158,826
========================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-3.88%

Acuity Brands, Inc.                                                                3,610                         163,894
------------------------------------------------------------------------------------------------------------------------
General Cable Corp.(a)                                                             4,994                         190,821
------------------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                                 3,305                         143,767
------------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp.(a)                                                            4,139                         197,472
========================================================================================================================
                                                                                                                 695,954
========================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.56%

Aeroflex Inc.(a)                                                                  12,434                         127,822
------------------------------------------------------------------------------------------------------------------------
Cogent Inc.(a)                                                                     5,269                          72,343
------------------------------------------------------------------------------------------------------------------------
Coherent, Inc.(a)                                                                  4,595                         159,263
------------------------------------------------------------------------------------------------------------------------
Orbotech, Ltd. (Israel)(a)                                                         4,226                         100,156
========================================================================================================================
                                                                                                                 459,584
========================================================================================================================

AIM V.I. Small Cap Growth Fund


                                                                                  SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES-0.97%

Trimble Navigation Ltd.(a)                                                         3,689                     $   173,678
========================================================================================================================

FOOD DISTRIBUTORS-0.80%

Performance Food Group Co.(a)                                                      5,118                         143,765
========================================================================================================================

HEALTH CARE EQUIPMENT-5.61%

American Medical Systems Holdings, Inc.(a)                                         8,169                         150,555
------------------------------------------------------------------------------------------------------------------------
Home Diagnostics Inc.(a)                                                           4,739                          62,033
------------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                                                   3,633                         136,165
------------------------------------------------------------------------------------------------------------------------
Kyphon Inc.(a)                                                                     2,724                         101,932
------------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                       3,600                         181,404
------------------------------------------------------------------------------------------------------------------------
NuVasive, Inc.(a)                                                                  6,915                         139,061
------------------------------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc.(a)                                                710                          29,962
------------------------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                                                      8,409                         203,918
========================================================================================================================
                                                                                                               1,005,030
========================================================================================================================

HEALTH CARE FACILITIES-2.67%

Genesis HealthCare Corp.(a)                                                        3,191                         151,987
------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                                                       4,019                         141,951
------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.(a)                                                                5,124                         184,772
========================================================================================================================
                                                                                                                 478,710
========================================================================================================================

HEALTH CARE SERVICES-0.89%

Pediatrix Medical Group, Inc.(a)                                                   3,479                         158,642
========================================================================================================================

HEALTH CARE SUPPLIES-0.68%

Gen-Probe Inc.(a)                                                                  2,591                         121,492
========================================================================================================================

HEALTH CARE TECHNOLOGY-2.64%

Allscripts Healthcare Solutions, Inc.(a)                                           6,784                         152,301
------------------------------------------------------------------------------------------------------------------------
Eclipsys Corp.(a)                                                                  7,445                         133,340
------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc.(a)                                                       8,237                         187,639
========================================================================================================================
                                                                                                                 473,280
========================================================================================================================

HOME ENTERTAINMENT SOFTWARE-1.40%

THQ Inc.(a)                                                                        8,574                         250,104
========================================================================================================================

HOME FURNISHINGS-1.05%

Tempur-Pedic International Inc.(a)                                                10,955                         188,097
========================================================================================================================

HOTELS, RESORTS & CRUISE LINES-1.48%

Choice Hotels International, Inc.                                                  2,796                         114,356
------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels Inc. (Canada)                                                  2,368                         151,197
========================================================================================================================
                                                                                                                 265,553
========================================================================================================================

HOUSEHOLD PRODUCTS-0.89%

Church & Dwight Co., Inc.                                                          4,100                         160,351
========================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.90%

Korn/Ferry International(a)                                                        7,742                         162,117
========================================================================================================================

INDUSTRIAL MACHINERY-1.37%

Actuant Corp.-Class A                                                              2,423                         121,392
------------------------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                                                    2,263                         123,221
========================================================================================================================
                                                                                                                 244,613
========================================================================================================================


                                                                                  SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------
INSURANCE BROKERS-0.70%

National Financial Partners Corp.                                                  3,039                     $   124,690
========================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.74%

NeuStar, Inc.-Class A(a)                                                           4,774                         132,478
========================================================================================================================

INTERNET RETAIL-0.27%

Shutterfly, Inc.(a)                                                                3,123                          48,563
========================================================================================================================

INTERNET SOFTWARE & SERVICES-1.95%

aQuantive, Inc.(a)                                                                 6,399                         151,144
------------------------------------------------------------------------------------------------------------------------
Digitas Inc.(a)                                                                   10,229                          98,403
------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc.(a)                                                                5,409                         100,283
========================================================================================================================
                                                                                                                 349,830
========================================================================================================================

INVESTMENT BANKING & BROKERAGE-0.86%

Greenhill & Co., Inc.(b)                                                           2,293                         153,677
========================================================================================================================

IT CONSULTING & OTHER SERVICES-0.79%

MPS Group, Inc.(a)                                                                 9,399                         142,019
========================================================================================================================

LEISURE PRODUCTS-0.89%

Marvel Entertainment, Inc.(a)                                                      6,627                         159,976
========================================================================================================================

LIFE SCIENCES TOOLS & SERVICES-2.22%

Millipore Corp.(a)                                                                 2,072                         127,014
------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics(a)(b)                                                          5,396                          77,756
------------------------------------------------------------------------------------------------------------------------
Varian Inc.(a)                                                                     4,216                         193,388
========================================================================================================================
                                                                                                                 398,158
========================================================================================================================

MANAGED HEALTH CARE-0.69%

Magellan Health Services, Inc.(a)                                                  2,883                         122,816
========================================================================================================================

MULTI-LINE INSURANCE-1.00%

HCC Insurance Holdings, Inc.                                                       5,476                         180,051
========================================================================================================================

OFFICE REIT'S-0.78%

BioMed Realty Trust, Inc.                                                          4,603                         139,655
========================================================================================================================

OIL & GAS DRILLING-1.39%

Grey Wolf, Inc.(a)                                                                14,592                          97,474
------------------------------------------------------------------------------------------------------------------------
Unit Corp.(a)                                                                      3,281                         150,828
========================================================================================================================
                                                                                                                 248,302
========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES-3.00%

Core Laboratories N.V. (Netherlands)(a)                                            2,670                         170,346
------------------------------------------------------------------------------------------------------------------------
FMC Technologies, Inc.(a)                                                          2,023                         108,635
------------------------------------------------------------------------------------------------------------------------
Hydril(a)                                                                          2,374                         133,086
------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc.(a)                                                  4,814                         126,416
========================================================================================================================
                                                                                                                 538,483
========================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.96%

Bill Barrett Corp.(a)                                                              5,705                         140,115
------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co.(a)                                                          4,962                         120,775
------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                              5,453                         137,634
------------------------------------------------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. Small Cap Growth Fund


                                                                                  SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Whiting Petroleum Corp.(a)                                                         3,291                     $   131,969
========================================================================================================================
                                                                                                                 530,493
========================================================================================================================

PHARMACEUTICALS-2.48%

Medicines Co. (The)(a)                                                             4,911                         110,792
------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                               5,683                         183,845
------------------------------------------------------------------------------------------------------------------------
Santarus Inc.(a)                                                                   7,598                          56,377
------------------------------------------------------------------------------------------------------------------------
Sciele Pharma, Inc.(a)                                                             4,934                          92,957
========================================================================================================================
                                                                                                                 443,971
========================================================================================================================

PROPERTY & CASUALTY INSURANCE-0.75%

ProAssurance Corp.(a)                                                              2,742                         135,126
========================================================================================================================

REGIONAL BANKS-3.49%

East West Bancorp, Inc.                                                            2,241                          88,766
------------------------------------------------------------------------------------------------------------------------
PrivateBancorp, Inc.                                                               2,491                         113,888
------------------------------------------------------------------------------------------------------------------------
SVB Financial Group(a)                                                             3,040                         135,706
------------------------------------------------------------------------------------------------------------------------
Texas Capital Bancshares, Inc.(a)                                                  4,774                          89,369
------------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                                                7,771                         135,682
------------------------------------------------------------------------------------------------------------------------
Virginia Commerce Bancorp, Inc.(a)                                                 2,809                          62,360
========================================================================================================================
                                                                                                                 625,771
========================================================================================================================

RESTAURANTS-3.18%

Applebee's International, Inc.                                                     6,714                         144,418
------------------------------------------------------------------------------------------------------------------------
Jack in the Box Inc.(a)                                                            3,380                         176,368
------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                                                 3,148                         109,267
------------------------------------------------------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)                                            4,580                         139,965
========================================================================================================================
                                                                                                                 570,018
========================================================================================================================

SEMICONDUCTOR EQUIPMENT-2.77%

FormFactor Inc.(a)                                                                 3,825                         161,147
------------------------------------------------------------------------------------------------------------------------
Tessera Technologies Inc.(a)                                                       4,747                         165,101
------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(a)                                 4,616                         169,407
========================================================================================================================
                                                                                                                 495,655
========================================================================================================================

SEMICONDUCTORS-3.78%

Cirrus Logic, Inc.(a)                                                             16,702                         121,757
------------------------------------------------------------------------------------------------------------------------
Microsemi Corp.(a)                                                                 6,655                         125,447
------------------------------------------------------------------------------------------------------------------------
Power Integrations, Inc.(a)                                                        8,710                         170,716
------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories Inc.(a)                                                       4,101                         127,213
------------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc.(a)(b)                                               5,521                         132,449
========================================================================================================================
                                                                                                                 677,582
========================================================================================================================

SPECIALIZED CONSUMER SERVICES-0.86%

Jackson Hewitt Tax Service Inc.                                                    5,159                         154,822
========================================================================================================================

SPECIALTY STORES-0.99%

Dick's Sporting Goods, Inc.(a)                                                     3,884                         176,800
========================================================================================================================

STEEL-0.99%

Carpenter Technology Corp.                                                         1,658                         178,252
========================================================================================================================

SYSTEMS SOFTWARE-0.77%

MICROS Systems, Inc.(a)                                                            2,824                         138,150
========================================================================================================================


                                                                                  SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-2.29%

TransDigm Group, Inc.(a)                                                           4,375                     $   106,838
------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.(a)                                                            5,873                         136,547
------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc.(a)                                                       2,862                         166,082
========================================================================================================================
                                                                                                                 409,467
========================================================================================================================

TRUCKING-0.68%

Swift Transportation Co., Inc.(a)                                                  5,118                         121,399
========================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.03%

SBA Communications Corp.-Class A (a)                                               7,558                         183,886
========================================================================================================================
        Total Common Stocks & Other Equity Interests
         (Cost $17,581,478)                                                                                   17,827,897
========================================================================================================================

MONEY MARKET FUNDS-1.00%

Liquid Assets Portfolio-Institutional Class (c)                                   89,992                          89,992
------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (c)                                         89,993                          89,993
========================================================================================================================
        Total Money Market Funds
         (Cost $179,985)                                                                                         179,985
========================================================================================================================
Total Investments (excluding investments purchased with cash collateral from securities loaned)-100.48%
  (Cost $17,761,463)                                                                                          18,007,882
========================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.15%

Premier Portfolio-Institutional Class (c)(d)                                     206,513                         206,513
========================================================================================================================
        Total Money Market Funds (purchased with cash collateral from securities loaned)
         (Cost $206,513)                                                                                         206,513
========================================================================================================================
TOTAL INVESTMENTS-101.63%
  (Cost $17,967,976)                                                                                          18,214,395
========================================================================================================================

OTHER ASSETS LESS LIABILITIES-(1.63)%                                                                           (292,749)
========================================================================================================================

NET ASSETS-100.00%                                                                                           $17,921,646
________________________________________________________________________________________________________________________
========================================================================================================================


Investment Abbreviations:

ADR  - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at September 30, 2006.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. Small Cap Growth Fund


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES



A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM V.I. Small Cap Growth Fund

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.


NOTE 2--INVESTMENTS IN AFFILIATES


The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                                 CHANGE IN
                                                                                 UNREALIZED                                 REALIZED
                                 VALUE        PURCHASES AT   PROCEEDS FROM      APPRECIATION       VALUE       DIVIDEND       GAIN
FUND                           12/31/05           COST           SALES         (DEPRECIATION)     09/30/06      INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class           $       --     $   1,956,536   $ (1,866,544)     $           --     $ 89,992     $  5,426     $     --
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class            1,615,213        14,199,889    (15,725,109)                 --       89,993       32,088           --
====================================================================================================================================
   SUBTOTAL                   $1,615,213     $  16,156,425   $(17,591,653)     $           --     $179,985     $ 37,514     $     --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

AIM V.I. Small Cap Growth Fund

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                                 CHANGE IN
                                                                                 UNREALIZED                                 REALIZED
                                VALUE        PURCHASES AT    PROCEEDS FROM      APPRECIATION       VALUE       DIVIDEND       GAIN
FUND                           12/31/05          COST            SALES         (DEPRECIATION)     09/30/06     INCOME*       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class           $  233,040     $12,805,701     $(12,832,228)     $           --     $206,513     $  2,863     $     --
====================================================================================================================================
  TOTAL
  INVESTMENTS
  IN AFFILIATES               $1,848,253     $28,962,126     $(30,423,881)     $           --     $386,498     $ 40,377     $     --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At September 30, 2006, securities with an aggregate value of $204,735 were on loan to brokers. The loans were secured by cash collateral of $206,513 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $2,863 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $24,185,722 and $37,021,100, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $1,369,542
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (1,131,259)
================================================================================
Net unrealized appreciation of investment securities                 $  238,283
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $17,976,112.

                            AIM V.I. TECHNOLOGY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         I-VITEC-QTR-1 9/06               A I M Advisors, Inc.

AIM V.I. Technology Fund

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                            SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-78.68%

ADVERTISING-0.60%

Omnicom Group Inc.                                           11,210  $ 1,049,256
================================================================================

ALTERNATIVE CARRIERS-1.14%

Time Warner Telecom Inc. -Class A (a)                       105,840    2,012,018
================================================================================

APPLICATION SOFTWARE-9.83%

Adobe Systems Inc. (a)                                      127,649    4,780,455
--------------------------------------------------------------------------------
Amdocs Ltd. (a)                                             105,216    4,166,553
--------------------------------------------------------------------------------
BEA Systems, Inc. (a)                                       157,489    2,393,833
--------------------------------------------------------------------------------
Citrix Systems, Inc. (a)                                    105,414    3,817,041
--------------------------------------------------------------------------------
Mercury Interactive Corp. (a)                                10,760      554,463
--------------------------------------------------------------------------------
Synchronoss Technologies, Inc. (a)                           41,939      397,582
--------------------------------------------------------------------------------
TIBCO Software Inc. (a)                                     128,695    1,155,681
================================================================================
                                                                      17,265,608
================================================================================

BROADCASTING & CABLE TV-0.75%

CBS Corp. -Class B                                           15,372      433,029
--------------------------------------------------------------------------------
Comcast Corp. -Class A (a)                                   23,962      883,000
================================================================================
                                                                       1,316,029
================================================================================

COMMUNICATIONS EQUIPMENT-9.64%

Cisco Systems, Inc. (a)                                     163,449    3,759,327
--------------------------------------------------------------------------------
Corning Inc. (a)                                            106,865    2,608,575
--------------------------------------------------------------------------------
Harris Corp.                                                 40,269    1,791,568
--------------------------------------------------------------------------------
Motorola, Inc.                                              191,740    4,793,500
--------------------------------------------------------------------------------
QUALCOMM Inc.                                                68,296    2,482,560
--------------------------------------------------------------------------------
Riverbed Technology, Inc. (a)(b)                             30,101      586,969
--------------------------------------------------------------------------------
Tellabs, Inc. (a)                                            83,670      917,023
================================================================================
                                                                      16,939,522
================================================================================

COMPUTER HARDWARE-5.57%

Apple Computer, Inc. (a)                                     53,235    4,100,692
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                         123,911    4,546,294
--------------------------------------------------------------------------------
Palm, Inc. (a)                                               78,821    1,147,634
================================================================================
                                                                       9,794,620
================================================================================

COMPUTER STORAGE & PERIPHERALS-5.30%

Brocade Communications Systems, Inc. (a)                    211,290    1,491,708
--------------------------------------------------------------------------------
EMC Corp. (a)                                               234,603    2,810,544
--------------------------------------------------------------------------------
McDATA Corp. -Class A (a)                                    86,444      434,813
--------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                  52,612    1,947,170
--------------------------------------------------------------------------------
Seagate Technology                                          113,967    2,631,498
================================================================================
                                                                       9,315,733
================================================================================

                                                            SHARES      VALUE
--------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-1.99%

VeriFone Holdings, Inc. (a)                                 122,255  $ 3,490,380
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.45%

Amphenol Corp. -Class A                                      41,289    2,557,028
--------------------------------------------------------------------------------
Itron, Inc. (a)                                              31,317    1,747,488
================================================================================
                                                                       4,304,516
================================================================================

HOME ENTERTAINMENT SOFTWARE-1.27%

Electronic Arts Inc. (a)                                     40,192    2,237,890
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.01%

Verizon Communications Inc.                                  47,920    1,779,270
================================================================================

INTERNET SOFTWARE & SERVICES-6.91%

Akamai Technologies, Inc. (a)                                81,987    4,098,530
--------------------------------------------------------------------------------
Digital River, Inc. (a)                                      81,504    4,166,485
--------------------------------------------------------------------------------
Google Inc. -Class A (a)                                      9,650    3,878,335
================================================================================
                                                                      12,143,350
================================================================================

IT CONSULTING & OTHER SERVICES-5.45%

Accenture Ltd. -Class A                                     138,298    4,385,429
--------------------------------------------------------------------------------
Acxiom Corp.                                                 41,391    1,020,702
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. -Class A (a)            56,394    4,176,540
================================================================================
                                                                       9,582,671
================================================================================

MOVIES & ENTERTAINMENT-1.21%

News Corp. -Class A                                         107,962    2,121,453
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.77%

BlueStream Ventures L.P. (a)(c)(d)(e)                     2,868,750    1,349,030
================================================================================

SEMICONDUCTOR EQUIPMENT-0.67%

FormFactor Inc. (a)                                          28,092    1,183,516
================================================================================

SEMICONDUCTORS-12.39%

Broadcom Corp. -Class A (a)                                  30,938      938,659
--------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B (a)                    161,588    6,141,960
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. (a)                      136,851    2,197,827
--------------------------------------------------------------------------------
Intel Corp.                                                 169,914    3,495,131
--------------------------------------------------------------------------------
Intersil Corp. -Class A                                      58,256    1,430,185
--------------------------------------------------------------------------------
Microchip Technology Inc.                                    36,531    1,184,335
--------------------------------------------------------------------------------
NVIDIA Corp. (a)                                             80,731    2,388,830
--------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. (a)(b)                        55,207    1,324,416
--------------------------------------------------------------------------------
Texas Instruments Inc.                                       80,091    2,663,026
================================================================================
                                                                      21,764,369
================================================================================

AIM V.I. Technology Fund


                                                            SHARES     VALUE
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE-8.59%

Microsoft Corp.                                             141,831  $ 3,876,241
--------------------------------------------------------------------------------
Oracle Corp. (a)                                            265,423    4,708,604
--------------------------------------------------------------------------------
Red Hat, Inc. (a)                                           142,134    2,996,185
--------------------------------------------------------------------------------
Symantec Corp. (a)                                          164,917    3,509,434
================================================================================
                                                                      15,090,464
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.14%

American Tower Corp. -Class A (a)                            51,419    1,876,793
--------------------------------------------------------------------------------
Crown Castle International Corp. (a)                         39,329    1,385,954
--------------------------------------------------------------------------------
NII Holdings Inc. (a)                                        36,241    2,252,741
================================================================================
                                                                       5,515,488
================================================================================
   Total Common Stocks & Other Equity Interests
     (Cost $118,988,773)                                             138,255,183
================================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-19.00%

CANADA-2.34%

Research In Motion Ltd.
  (Communications Equipment) (a)                             10,200    1,047,132
--------------------------------------------------------------------------------
Telus Corp. (Integrated
  Telecommunication Services)                                54,500    3,066,783
================================================================================
                                                                       4,113,915
================================================================================

FINLAND-1.81%

Nokia Oyj -ADR (Communications Equipment)                   162,046    3,190,686
================================================================================

FRANCE-1.68%

Silicon-On-Insulator
  Technologies (Semiconductors) (a)                         102,307    2,957,853
================================================================================

INDIA-0.10%

WNS Holdings Ltd.-ADR (Data
  Processing & Outsourced
  Services) (a)                                               6,171      176,182
================================================================================

ISRAEL-0.78%

NICE Systems Ltd. -ADR
  (Communications Equipment) (a)                             49,774    1,377,247
================================================================================

JAPAN-2.14%

Matsushita Electric Industrial
  Co., Ltd. (Consumer
  Electronics) (b)(f)                                        76,000    1,614,245
--------------------------------------------------------------------------------
Toshiba Corp. (Computer
  Hardware) (b)(f)                                          329,000    2,142,082
================================================================================
                                                                       3,756,327
================================================================================

MEXICO-2.52%

America Movil S.A. de C.V.
  -Series L -ADR (Wireless
  Telecommunication Services)                               112,422    4,426,054
================================================================================

NETHERLANDS-1.01%

ASML Holding N.V. -New York
  Shares (Semiconductor
  Equipment) (a)                                             75,954    1,768,209
================================================================================

SOUTH KOREA-1.34%

Samsung Electronics Co., Ltd.
  (Semiconductors) (f)                                        3,350    2,358,491
================================================================================

                                                             SHARES     VALUE
--------------------------------------------------------------------------------
SWEDEN-1.50%

Telefonaktiebolaget LM Ericsson
  -ADR (Communications
  Equipment)                                                 76,356  $ 2,630,464
================================================================================

SWITZERLAND-1.68%

STMicroelectronics N.V. -New
  York Shares (Semiconductors) (b)                          171,319    2,956,966
================================================================================

TAIWAN-2.10%

High Tech Computer Corp.
  (Computer Hardware)                                        33,000      873,393
--------------------------------------------------------------------------------
Hon Hai Precision Industry Co.,
  Ltd. (Electronic
  Manufacturing Services)(f)                                463,041    2,814,855
================================================================================
                                                                       3,688,248
================================================================================
    Total Foreign Common Stocks &
      Other Equity Interests
     (Cost $28,058,644)                                               33,400,642
================================================================================

                                         NUMBER OF  EXERCISE  EXPIRATION
                                         CONTRACTS   PRICE      DATE
TOTAL OPTIONS PURCHASED--0.02%

COMPUTER HARDWARE--0.02%
--------------------------------------------------------------------------------
Palm, Inc.                                     482  $     15      Oct-06  36,150
================================================================================
    Total Options Purchased
      (Cost $36,623)                                                      36,150
================================================================================

                                                           SHARES       VALUE
--------------------------------------------------------------------------------

MONEY MARKET FUNDS-2.73%
Liquid Assets Portfolio
  -Institutional Class (g)                                2,397,119    2,397,119
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class (g)                                2,397,119    2,397,119
--------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $4,794,238)                                                4,794,238
--------------------------------------------------------------------------------
Total Investments (excluding
  investments purchased with cash
  collateral from securities
  loaned)-100.43%
  (Cost $151,878,277)                                                176,486,213
--------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
  SECURITIES LOANED

MONEY MARKET FUNDS-2.06%

Premier Portfolio
  -Institutional Class (g)(h)                             3,617,730    3,617,730
--------------------------------------------------------------------------------
    Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $3,617,730)                                                3,617,730
================================================================================
TOTAL INVESTMENTS--102.49%
  (Cost $155,496,008)                                                180,103,943
================================================================================
OTHER ASSETS LESS LIABILITIES--(2.49)%                                (4,380,262)
================================================================================
NET ASSETS--100.00%                                                 $175,723,681
________________________________________________________________________________
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. Technology Fund

Investment Abbreviations:

ADR     - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at September 30, 2006.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at September 30, 2006 represented 0.77% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2006 represented 0.77% of the Fund's Net Assets. See Note 1A.

(e) The Fund has a remaining commitment of $506,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $8,929,673, which represented 5.08% of the Fund's Net Assets. See Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. Technology Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM V.I. Technology Fund

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. Technology Fund

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

        An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. PUT OPTIONS PURCHASED AND WRITTEN -- The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. A risk in writing a put option is that the amount of liability to cover the option, should it be exercised, is unlimited to the extent that the Fund does not already own an offsetting long position in the underlying instrument.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM V.I. Technology Fund

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                         CHANGE IN
                                                         UNREALIZED                           REALIZED
                  VALUE     PURCHASES     PROCEEDS      APPRECIATION      VALUE    DIVIDEND     GAIN
FUND            12/31/05     AT COST     FROM SALES    (DEPRECIATION)   09/30/06    INCOME     (LOSS)
------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class          $       --  $14,028,763  $(11,631,644)  $          --   $2,397,119  $  26,413  $     --
------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class           6,911,034   61,140,445   (65,654,360)             --    2,397,119    177,762        --
======================================================================================================
   SUBTOTAL    $6,911,034  $75,169,208  $(77,286,004)  $          --   $4,794,238  $ 204,175  $     --
______________________________________________________________________________________________________
======================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                           CHANGE IN
                                                           UNREALIZED                           REALIZED
                  VALUE      PURCHASES      PROCEEDS      APPRECIATION      VALUE    DIVIDEND     GAIN
FUND            12/31/05      AT COST      FROM SALES    (DEPRECIATION)   09/30/06    INCOME *   (LOSS)
--------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class           1,989,759    78,033,015    (76,405,044)           --      3,617,730     29,246        --
--------------------------------------------------------------------------------------------------------
TOTAL
INVESTMENTS IN
AFFILIATES     $8,900,793  $153,202,223  $(153,691,048)  $        --     $8,411,968  $ 233,421  $     --
========================================================================================================
* Net of compensation to counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At September 30, 2006, securities with an aggregate value of $3,466,351 were on loan to brokers. The loans were secured by cash collateral of $3,617,730 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $29,246 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. Technology Fund

NOTE 4--OPTION CONTRACTS WRITTEN

                                   TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------
                                        CALL OPTION CONTRACTS
                                   ------------------------------
                                   NUMBER OF             PREMIUMS
                                   CONTRACTS             RECEIVED
                                   ------------------------------
Beginning of period                      165              $39,473
-----------------------------------------------------------------
Written                                1,859              169,790
-----------------------------------------------------------------
Closed                                   (66)             (15,971)
-----------------------------------------------------------------
Exercised                             (1,469)             (73,506)
-----------------------------------------------------------------
Expired                                 (489)            (119,786)
=================================================================
End of period                             --                  $--
=================================================================

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $155,069,386 and $176,821,732, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 28,839,617
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,170,411)
==============================================================================
Net unrealized appreciation of investment securities              $ 25,669,206
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $154,434,737.

                            AIM V.I. UTILITIES FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2006


YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--


AIMinvestments.com             I-VIUTI-QTR1 9/06           A I M Advisors, Inc.

AIM V.I. UTILITIES FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)


                                      SHARES                        VALUE
----------------------------------------------------------------------------
COMMON STOCKS--97.81%

COAL & CONSUMABLE FUELS--1.85%

Peabody Energy Corp.                  65,000                 $    2,390,700
============================================================================

ELECTRIC UTILITIES--29.93%

E.ON A.G. (Germany) (a)               25,000                      2,969,188
----------------------------------------------------------------------------
Edison International                 125,000                      5,205,000
----------------------------------------------------------------------------
Endesa, S.A. (Spain)(a)               38,000                      1,617,615
----------------------------------------------------------------------------
Enel S.p.A. (Italy)                  198,000                      1,806,477
----------------------------------------------------------------------------
Entergy Corp.                         61,000                      4,772,030
----------------------------------------------------------------------------
Exelon Corp.                         107,000                      6,477,780
----------------------------------------------------------------------------
FirstEnergy Corp.                     73,000                      4,077,780
----------------------------------------------------------------------------
FPL Group, Inc.                      105,000                      4,725,000
----------------------------------------------------------------------------
PPL Corp.                            105,000                      3,454,500
----------------------------------------------------------------------------
Southern Co. (The)                    87,000                      2,998,020
----------------------------------------------------------------------------
Westar Energy, Inc.                   28,000                        658,280
============================================================================
                                                                 38,761,670
============================================================================

GAS UTILITIES--8.72%

AGL Resources Inc.                    81,000                      2,956,500
----------------------------------------------------------------------------
Equitable Resources, Inc.             91,000                      3,183,180
----------------------------------------------------------------------------
Questar Corp.                         63,000                      5,151,510
============================================================================
                                                                 11,291,190
============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--11.94%

Constellation Energy Group            61,000                      3,611,200
----------------------------------------------------------------------------
NRG Energy, Inc.(b)                  110,000                      4,983,000
----------------------------------------------------------------------------
TXU Corp.                            110,000                      6,877,200
============================================================================
                                                                 15,471,400
============================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--11.80%

Alaska Communications Systems
  Group Inc.                         270,000                      3,582,900
----------------------------------------------------------------------------
AT&T Inc.                            185,000                      6,023,600
----------------------------------------------------------------------------
Verizon Communications Inc.          153,000                      5,680,890
============================================================================
                                                                 15,287,390
============================================================================

MULTI-UTILITIES--25.65%

Ameren Corp.                          63,000                      3,325,770
----------------------------------------------------------------------------
Dominion Resources, Inc.              52,000                      3,977,480
----------------------------------------------------------------------------
Duke Energy Corp.                    192,000                      5,798,400
----------------------------------------------------------------------------
KeySpan Corp.                         26,000                      1,069,640
----------------------------------------------------------------------------
National Grid PLC (United
  Kingdom)(a)                        118,000                      1,473,574
----------------------------------------------------------------------------
OGE Energy Corp.                      30,000                      1,083,300
----------------------------------------------------------------------------
PG&E Corp.                           111,000                      4,623,150
----------------------------------------------------------------------------
PNM Resources Inc.                    42,000                      1,157,940
----------------------------------------------------------------------------
SCANA Corp.                           28,000                      1,127,560
----------------------------------------------------------------------------
Sempra Energy                        109,000                      5,477,250
----------------------------------------------------------------------------


                                      SHARES                       VALUE
---------------------------------------------------------------------------
MULTI-UTILITIES--(CONTINUED)

Veolia Environnement (France)         68,000                 $    4,105,286
============================================================================
                                                                 33,219,350
============================================================================

OIL & GAS STORAGE &
  TRANSPORTATION--6.26%

El Paso Corp.                        220,000                      3,000,800
----------------------------------------------------------------------------
Williams Cos., Inc. (The)            214,000                      5,108,180
============================================================================
                                                                  8,108,980
============================================================================

WATER UTILITIES--1.66%

Aqua America Inc.                     98,000                      2,150,120
----------------------------------------------------------------------------
    Total Common Stocks (Cost
      $97,560,106)                                              126,680,800
============================================================================

MONEY MARKET FUNDS--1.71%

Liquid Assets Portfolio-
  Institutional Class(c)           1,111,305                      1,111,305
----------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class(c)           1,111,305                      1,111,305
============================================================================
    Total Money Market Funds
      (Cost $2,222,610)                                           2,222,610
============================================================================
TOTAL INVESTMENTS--99.52%
  (Cost $99,782,716)                                            128,903,410
============================================================================
OTHER ASSETS LESS LIABILITIES--0.48%                                617,506
============================================================================
NET ASSETS--100.00%                                       $     129,520,916
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $6,060,377, which represented 4.68% of the Fund's Net Assets. See Note 1A.

(b) Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-1

AIM V.I. UTILITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securites, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM V.I. Utilities Fund

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security.

AIM V.I. Utilities Fund

            Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.


                                                                CHANGE IN
                                                                UNREALIZED                             REALIZED
                     VALUE        PURCHASES      PROCEEDS      APPRECIATION      VALUE     DIVIDEND      GAIN
FUND                12/31/05       AT COST      FROM SALES    (DEPRECIATION)   09/30/06     INCOME      (LOSS)
----------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class               $      --    $10,022,726  $ (8,911,421)    $         --    $1,111,305  $ 25,633      $   --
----------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                5,216,837    28,700,840   (32,806,372)              --     1,111,305  $ 75,020          --
================================================================================================================
TOTAL
INVESTMENTS IN
AFFILIATES          $5,216,837    38,723,566  $(41,717,793)    $         --    $2,222,610  $100,653      $   --
________________________________________________________________________________________________________________
================================================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $38,664,429 and $36,455,137, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $29,175,260
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (616,271)
===============================================================================
Net unrealized appreciation of investment securities                $28,558,989
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $100,344,421.

Item 2. Controls and Procedures.

     (a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.